UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A

December 31, 2025

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Portfolio Information

AB VPS Dynamic Asset Allocation Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-A-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.85%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International (“MSCI”) World Index (net) (the “benchmark”), largely due to its balanced construction of approximately 60% in equity and 40% in fixed income. Through the course of the year, the Portfolio's Senior Investment Management Team on average maintained an overweight to equities and US Treasuries.

The Portfolio started the year overweight to equities as cyclical indicators remained consistent with continued economic expansion. In March, the Portfolio closed the overweight to equities as the announced tariffs were higher and broader than expected, and tariff anxiety continued to rise. April brought the Liberation Day sell-off and due to the increased volatility, the Portfolio de-risked following the volatility cap. As economic “hard” data remained consistent with continued expansion and initial tariff impacts appeared well anticipated and benign, the Portfolio re-risked. For the third and fourth quarters, the Portfolio remained overweight to equities as economic data supported continued expansion. The Portfolio ended the period with an overweight to risk assets, including an overweight to emerging-markets equities. In addition, the Portfolio maintained an overweight to US Treasury exposure to hedge equity risk and remained invested in equity put options to guard against unexpected market shocks.

During the 12-month period, the Portfolio used derivatives in the form of futures, currency forwards, purchased options, credit default swaps and total return swaps for hedging and investment purposes. Futures, currency forwards, purchased options and total return swaps detracted from performance, while credit default swaps contributed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, the long volatility strategy and tactical bond tilt contributed to performance.

Top detractors from performance:

  During the 12-month period, the volatility cap and currency selection detracted from performance.

Class A

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,359	$10,751	$10,508	$10,104
12/17	$11,878	$13,159	$11,978	$10,337
12/18	$11,039	$12,013	$11,411	$10,426
12/19	$12,752	$15,337	$13,607	$11,141
12/20	$13,392	$17,776	$15,479	$12,032
12/21	$14,688	$21,654	$17,291	$11,753
12/22	$11,978	$17,726	$14,596	$10,288
12/23	$13,619	$21,942	$16,880	$10,705
12/24	$15,069	$26,039	$18,764	$10,767
12/25	$17,109	$31,532	$21,598	$11,447

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A	13.54%	5.02%	5.52%
MSCI World Index (net)	21.09%	12.15%	12.17%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	15.10%	6.89%	8.00%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	1.36%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/multi-asset/ab-vps-dynamic-asset-allocation-portfolio.A.018792390.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$244,915,394
# of Portfolio Holdings	1,420
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$1,482,369

Class A

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$8,677,658	3.5%
Apple, Inc.	$7,724,902	3.2%
Microsoft Corp.	$6,539,026	2.7%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,300,911	1.8%
Amazon.com, Inc.	$4,242,241	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,509,063	1.4%
Alphabet, Inc. - Class A	$3,486,194	1.4%
Broadcom, Inc.	$2,972,999	1.2%
Alphabet, Inc. - Class C	$2,936,227	1.2%
Meta Platforms, Inc. - Class A	$2,742,674	1.1%
Total	$47,131,895	19.2%

Security Type Breakdown (% of Net Assets)

Common Stocks	64.7%
Governments - Treasuries	33.5%
Agencies	0.8%
Purchased Options - Puts	0.5%
Short-Term Investments	1.2%
Other assets less liabilities	-0.7%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VD-A-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-DAA-A-0153-1225

Class A

3

Class B

December 31, 2025

SCAN ME

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Portfolio Information

AB VPS Dynamic Asset Allocation Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-B-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$117	1.10%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International (“MSCI”) World Index (net) (the “benchmark”), largely due to its balanced construction of approximately 60% in equity and 40% in fixed income. Through the course of the year, the Portfolio's Senior Investment Management Team on average maintained an overweight to equities and US Treasuries.

The Portfolio started the year overweight to equities as cyclical indicators remained consistent with continued economic expansion. In March, the Portfolio closed the overweight to equities as the announced tariffs were higher and broader than expected, and tariff anxiety continued to rise. April brought the Liberation Day sell-off and due to the increased volatility, the Portfolio de-risked following the volatility cap. As economic “hard” data remained consistent with continued expansion and initial tariff impacts appeared well anticipated and benign, the Portfolio re-risked. For the third and fourth quarters, the Portfolio remained overweight to equities as economic data supported continued expansion. The Portfolio ended the period with an overweight to risk assets, including an overweight to emerging-markets equities. In addition, the Portfolio maintained an overweight to US Treasury exposure to hedge equity risk and remained invested in equity put options to guard against unexpected market shocks.

During the 12-month period, the Portfolio used derivatives in the form of futures, currency forwards, purchased options, credit default swaps and total return swaps for hedging and investment purposes. Futures, currency forwards, purchased options and total return swaps detracted from performance, while credit default swaps contributed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, the long volatility strategy and tactical bond tilt contributed to performance.

Top detractors from performance:

  During the 12-month period, the volatility cap and currency selection detracted from performance.

Class B

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class B	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,337	$10,751	$10,508	$10,104
12/17	$11,817	$13,159	$11,978	$10,337
12/18	$10,949	$12,013	$11,411	$10,426
12/19	$12,618	$15,337	$13,607	$11,141
12/20	$13,231	$17,776	$15,479	$12,032
12/21	$14,458	$21,654	$17,291	$11,753
12/22	$11,758	$17,726	$14,596	$10,288
12/23	$13,342	$21,942	$16,880	$10,705
12/24	$14,733	$26,039	$18,764	$10,767
12/25	$16,680	$31,532	$21,598	$11,447

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class B	13.21%	4.74%	5.25%
MSCI World Index (net)	21.09%	12.15%	12.17%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	15.10%	6.89%	8.00%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	1.36%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/multi-asset/ab-vps-dynamic-asset-allocation-portfolio.B.018792382.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$244,915,394
# of Portfolio Holdings	1,420
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$1,482,369

Class B

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$8,677,658	3.5%
Apple, Inc.	$7,724,902	3.2%
Microsoft Corp.	$6,539,026	2.7%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,300,911	1.8%
Amazon.com, Inc.	$4,242,241	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,509,063	1.4%
Alphabet, Inc. - Class A	$3,486,194	1.4%
Broadcom, Inc.	$2,972,999	1.2%
Alphabet, Inc. - Class C	$2,936,227	1.2%
Meta Platforms, Inc. - Class A	$2,742,674	1.1%
Total	$47,131,895	19.2%

Security Type Breakdown (% of Net Assets)

Common Stocks	64.7%
Governments - Treasuries	33.5%
Agencies	0.8%
Purchased Options - Puts	0.5%
Short-Term Investments	1.2%
Other assets less liabilities	-0.7%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VD-B-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-DAA-B-0153-1225

Class B

3

Class A

December 31, 2025

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Portfolio Information

AB VPS Balanced Hedged Allocation Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-A-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.68%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), but outperformed the Bloomberg US Aggregate Bond Index. The Portfolio's more diversified approach, which balances exposures to equities, bonds and risk-management techniques, underperformed the all-equity benchmark. During the period, options detracted from performance; however overall risk-management techniques contributed along with equities and fixed-income assets.

During the 12-month period, the Portfolio used derivatives in the form of futures and purchased options for hedging and investment purposes. Purchased options detracted from absolute performance, while futures contributed.

Performance Highlights

Top contributors to performance:

  Equities and fixed-income assets contributed.

Top detractors from performance:

  Long options detracted from performance.

Class A

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	MSCI All Country World Index (net)	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
12/16	$10,469	$10,786	$10,265
12/17	$12,127	$13,372	$10,628
12/18	$11,379	$12,113	$10,630
12/19	$13,488	$15,335	$11,556
12/20	$14,757	$17,828	$12,424
12/21	$16,783	$21,133	$12,232
12/22	$13,596	$17,252	$10,641
12/23	$15,369	$21,082	$11,229
12/24	$16,727	$24,769	$11,369
12/25	$19,690	$30,302	$12,199

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A	17.71%	5.94%	7.01%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/multi-asset/ab-vps-balanced-hedged-allocation-portfolio.A.018792440.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$153,440,104
# of Portfolio Holdings	19
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$679,264

Class A

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$53,082,850	34.6%
iShares Core U.S. Aggregate Bond ETF	$23,761,452	15.5%
Vanguard Total Bond Market ETF	$23,702,400	15.4%
iShares Core MSCI EAFE ETF	$21,425,670	14.0%
iShares Core MSCI Emerging Markets ETF	$9,800,676	6.4%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,237,991	3.4%
Vanguard Mid-Cap ETF	$3,293,997	2.1%
Purchased Options - Calls, S&P 500 Index, USD 6800.00, due 12/17/27	$2,974,400	1.9%
Vanguard Real Estate ETF	$2,867,076	1.9%
Purchased Options - Puts, S&P 500 Index, USD 6800.00, due 12/17/27	$1,954,948	1.3%
Total	$148,101,460	96.5%

Portfolio Breakdown (% of Net Assets)

Investment Companies	90.2%
Inflation-Linked Securities	3.4%
Purchased Options - Puts	2.0%
Purchased Options - Calls	1.9%
Short-Term Investments	2.8%
Other assets less liabilities	-0.3%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VW-A-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-BHA-A-0153-1225

Class A

3

Class B

December 31, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Balanced Hedged Allocation Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-B-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$101	0.93%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), but outperformed the Bloomberg US Aggregate Bond Index. The Portfolio's more diversified approach, which balances exposures to equities, bonds and risk-management techniques, underperformed the all-equity benchmark. During the period, options detracted from performance; however overall risk-management techniques contributed along with equities and fixed-income assets.

During the 12-month period, the Portfolio used derivatives in the form of futures and purchased options for hedging and investment purposes. Purchased options detracted from absolute performance, while futures contributed.

Performance Highlights

Top contributors to performance:

  Equities and fixed-income assets contributed.

Top detractors from performance:

  Long options detracted from performance.

Class B

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class B	MSCI All Country World Index (net)	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
12/16	$10,444	$10,786	$10,265
12/17	$12,076	$13,372	$10,628
12/18	$11,302	$12,113	$10,630
12/19	$13,359	$15,335	$11,556
12/20	$14,595	$17,828	$12,424
12/21	$16,546	$21,133	$12,232
12/22	$13,374	$17,252	$10,641
12/23	$15,067	$21,082	$11,229
12/24	$16,359	$24,769	$11,369
12/25	$19,200	$30,302	$12,199

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class B	17.36%	5.64%	6.74%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/multi-asset/ab-vps-balanced-hedged-allocation-portfolio.B.018792432.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$153,440,104
# of Portfolio Holdings	19
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$679,264

Class B

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$53,082,850	34.6%
iShares Core U.S. Aggregate Bond ETF	$23,761,452	15.5%
Vanguard Total Bond Market ETF	$23,702,400	15.4%
iShares Core MSCI EAFE ETF	$21,425,670	14.0%
iShares Core MSCI Emerging Markets ETF	$9,800,676	6.4%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,237,991	3.4%
Vanguard Mid-Cap ETF	$3,293,997	2.1%
Purchased Options - Calls, S&P 500 Index, USD 6800.00, due 12/17/27	$2,974,400	1.9%
Vanguard Real Estate ETF	$2,867,076	1.9%
Purchased Options - Puts, S&P 500 Index, USD 6800.00, due 12/17/27	$1,954,948	1.3%
Total	$148,101,460	96.5%

Portfolio Breakdown (% of Net Assets)

Investment Companies	90.2%
Inflation-Linked Securities	3.4%
Purchased Options - Puts	2.0%
Purchased Options - Calls	1.9%
Short-Term Investments	2.8%
Other assets less liabilities	-0.3%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VW-B-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-BHA-B-0153-1225

Class B

3

Class A

December 31, 2025

SCAN ME

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Portfolio Information

AB VPS Relative Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-A-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.59%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 1000 Value Index (the “benchmark”). Overall, security selection was the primary driver of the underperformance, with sector allocation also detracting. Positive contributions from selection within consumer staples and health care were outweighed by weaker selection in technology and communication services. Results in industrials were mixed and ultimately detracted, while positioning within real estate provided a modest tailwind.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, positive security selection within consumer staples and health care contributed to performance.

Top detractors from performance:

  During the 12‑month period, negative security selection within technology, communication services and industrials detracted from performance.

Class A

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 1000 Value Index
12/15	$10,000	$10,000	$10,000
12/16	$11,130	$11,196	$11,734
12/17	$13,236	$13,640	$13,337
12/18	$12,494	$13,042	$12,235
12/19	$15,482	$17,149	$15,482
12/20	$15,903	$20,304	$15,915
12/21	$20,381	$26,132	$19,919
12/22	$19,527	$21,399	$18,418
12/23	$21,875	$27,025	$20,529
12/24	$24,724	$33,786	$23,478
12/25	$27,313	$39,827	$27,213

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A	10.47%	11.42%	10.57%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-relative-value-portfolio.A.018792101.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,056,489,479
# of Portfolio Holdings	76
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net)	$5,483,770

Class A

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$52,147,054	4.9%
JPMorgan Chase & Co.	$51,392,801	4.9%
Berkshire Hathaway, Inc. - Class B	$41,370,608	3.9%
RTX Corp.	$37,645,234	3.6%
Alphabet, Inc. - Class C	$28,552,662	2.7%
Cisco Systems, Inc.	$26,934,310	2.5%
Walmart, Inc.	$26,407,624	2.5%
Citigroup, Inc.	$25,895,961	2.5%
Philip Morris International, Inc.	$25,876,370	2.4%
Wells Fargo & Co.	$22,742,478	2.2%
Total	$338,965,102	32.1%

Sector Breakdown (% of Net Assets)

Health Care	20.6%
Financials	19.7%
Industrials	16.6%
Consumer Discretionary	9.7%
Information Technology	8.6%
Communication Services	7.2%
Consumer Staples	6.5%
Energy	6.1%
Real Estate	1.8%
Materials	1.8%
Short-Term Investments	1.3%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VH-A-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-RV-A-0153-1225

Class A

3

Class B

December 31, 2025

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Portfolio Information

AB VPS Relative Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-B-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.84%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 1000 Value Index (the “benchmark”). Overall, security selection was the primary driver of the underperformance, with sector allocation also detracting. Positive contributions from selection within consumer staples and health care were outweighed by weaker selection in technology and communication services. Results in industrials were mixed and ultimately detracted, while positioning within real estate provided a modest tailwind.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, positive security selection within consumer staples and health care contributed to performance.

Top detractors from performance:

  During the 12‑month period, negative security selection within technology, communication services and industrials detracted from performance.

Class B

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class B	S&P 500 Index	Russell 1000 Value Index
12/15	$10,000	$10,000	$10,000
12/16	$11,107	$11,196	$11,734
12/17	$13,172	$13,640	$13,337
12/18	$12,403	$13,042	$12,235
12/19	$15,331	$17,149	$15,482
12/20	$15,710	$20,304	$15,915
12/21	$20,083	$26,132	$19,919
12/22	$19,196	$21,399	$18,418
12/23	$21,446	$27,025	$20,529
12/24	$24,183	$33,786	$23,478
12/25	$26,650	$39,827	$27,213

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class B	10.20%	11.15%	10.30%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-relative-value-portfolio.B.018792648.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,056,489,479
# of Portfolio Holdings	76
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net)	$5,483,770

Class B

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$52,147,054	4.9%
JPMorgan Chase & Co.	$51,392,801	4.9%
Berkshire Hathaway, Inc. - Class B	$41,370,608	3.9%
RTX Corp.	$37,645,234	3.6%
Alphabet, Inc. - Class C	$28,552,662	2.7%
Cisco Systems, Inc.	$26,934,310	2.5%
Walmart, Inc.	$26,407,624	2.5%
Citigroup, Inc.	$25,895,961	2.5%
Philip Morris International, Inc.	$25,876,370	2.4%
Wells Fargo & Co.	$22,742,478	2.2%
Total	$338,965,102	32.1%

Sector Breakdown (% of Net Assets)

Health Care	20.6%
Financials	19.7%
Industrials	16.6%
Consumer Discretionary	9.7%
Information Technology	8.6%
Communication Services	7.2%
Consumer Staples	6.5%
Energy	6.1%
Real Estate	1.8%
Materials	1.8%
Short-Term Investments	1.3%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VH-B-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-RV-B-0153-1225

Class B

3

Class A

December 31, 2025

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Portfolio Information

AB VPS International Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-A-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.90%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2025, all share classes of the Portfolio outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”). Overall security selection contributed to returns, relative to the benchmark, while sector allocation detracted. Security selection within technology and financials contributed the most throughout the period. In terms of sector allocation, underweights to consumer staples, technology and consumer discretionary contributed and offset some losses from an underweight to financials and overweights to communication services and energy. Overall country allocation (a result of bottom-up security analysis combined with fundamental research) contributed as a result of gains from overweights to Korea, Japan and Spain, which could not be offset by losses from underweights to Italy and Finland, and an overweight to the United States.

During the 12-month period, the Portfolio used derivatives in the form of currency forwards for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  Overall security selection and country allocation contributed the most throughout the period.

Top detractors from performance:

  Sector allocation detracted the most from performance during the 12-month period.

Class A

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	MSCI EAFE Index (net)
12/15	$10,000	$10,000
12/16	$9,950	$10,100
12/17	$12,479	$12,628
12/18	$9,635	$10,887
12/19	$11,287	$13,284
12/20	$11,565	$14,322
12/21	$12,847	$15,935
12/22	$11,098	$13,632
12/23	$12,779	$16,118
12/24	$13,427	$16,735
12/25	$19,025	$21,959

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A	41.70%	10.47%	6.64%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-international-value-portfolio.A.018792556.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$319,621,085
# of Portfolio Holdings	62
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,148,991

Class A

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$11,663,929	3.7%
Shell PLC	$10,595,636	3.4%
Airbus SE	$7,475,515	2.4%
Industria de Diseno Textil SA	$7,391,538	2.3%
Anheuser-Busch InBev SA/NV	$6,536,640	2.0%
CRH PLC	$6,511,565	2.0%
AXA SA	$6,380,033	2.0%
Samsung Electronics Co., Ltd.	$6,325,342	2.0%
Haleon PLC	$6,209,747	1.9%
Prudential PLC	$6,197,873	1.9%
Total	$75,287,818	23.6%

Sector Breakdown (% of Net Assets)

Financials	18.1%
Industrials	17.4%
Health Care	11.5%
Consumer Discretionary	10.5%
Communication Services	8.3%
Information Technology	6.5%
Materials	6.3%
Energy	5.6%
Consumer Staples	4.8%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	22.4%
United Kingdom	12.8%
France	9.2%
United States	7.7%
Italy	5.3%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.6%
Denmark	3.4%
Hong Kong	3.0%
Germany	2.7%
Australia	2.5%
Belgium	2.0%
South Korea	2.0%
Others	10.5%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VF-A-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-IV-A-0153-1225

Class A

3

Class B

December 31, 2025

SCAN ME

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Portfolio Information

AB VPS International Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-B-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$139	1.15%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2025, all share classes of the Portfolio outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”). Overall security selection contributed to returns, relative to the benchmark, while sector allocation detracted. Security selection within technology and financials contributed the most throughout the period. In terms of sector allocation, underweights to consumer staples, technology and consumer discretionary contributed and offset some losses from an underweight to financials and overweights to communication services and energy. Overall country allocation (a result of bottom-up security analysis combined with fundamental research) contributed as a result of gains from overweights to Korea, Japan and Spain, which could not be offset by losses from underweights to Italy and Finland, and an overweight to the United States.

During the 12-month period, the Portfolio used derivatives in the form of currency forwards for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  Overall security selection and country allocation contributed the most throughout the period.

Top detractors from performance:

  Sector allocation detracted the most from performance during the 12-month period.

Class B

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class B	MSCI EAFE Index (net)
12/15	$10,000	$10,000
12/16	$9,920	$10,100
12/17	$12,409	$12,628
12/18	$9,558	$10,887
12/19	$11,163	$13,284
12/20	$11,410	$14,322
12/21	$12,648	$15,935
12/22	$10,903	$13,632
12/23	$12,521	$16,118
12/24	$13,123	$16,735
12/25	$18,539	$21,959

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class B	41.27%	10.19%	6.37%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-international-value-portfolio.B.018792549.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$319,621,085
# of Portfolio Holdings	62
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,148,991

Class B

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$11,663,929	3.7%
Shell PLC	$10,595,636	3.4%
Airbus SE	$7,475,515	2.4%
Industria de Diseno Textil SA	$7,391,538	2.3%
Anheuser-Busch InBev SA/NV	$6,536,640	2.0%
CRH PLC	$6,511,565	2.0%
AXA SA	$6,380,033	2.0%
Samsung Electronics Co., Ltd.	$6,325,342	2.0%
Haleon PLC	$6,209,747	1.9%
Prudential PLC	$6,197,873	1.9%
Total	$75,287,818	23.6%

Sector Breakdown (% of Net Assets)

Financials	18.1%
Industrials	17.4%
Health Care	11.5%
Consumer Discretionary	10.5%
Communication Services	8.3%
Information Technology	6.5%
Materials	6.3%
Energy	5.6%
Consumer Staples	4.8%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	22.4%
United Kingdom	12.8%
France	9.2%
United States	7.7%
Italy	5.3%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.6%
Denmark	3.4%
Hong Kong	3.0%
Germany	2.7%
Australia	2.5%
Belgium	2.0%
South Korea	2.0%
Others	10.5%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VF-B-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-IV-B-0153-1225

Class B

3

Class A

December 31, 2025

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Portfolio Information

AB VPS Large Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-A-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 1000 Growth Index (the “benchmark”). Security selection was the principal driver of underperformance, with sector allocation adding a small additional drag. Some support came from selection within technology and communication services, but these positives were outweighed by weaker results in consumer discretionary, financials and health care. Further detracting from results was the Portfolio’s absence from several benchmark constituents that performed well, creating a modest negative impact within sector allocation.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, positive security selection within technology and communication services contributed to performance.

Top detractors from performance:

  During the 12‑month period, selection within consumer discretionary, financials and health care was the leading detractor from performance.

Class A

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 1000 Growth Index
12/15	$10,000	$10,000	$10,000
12/16	$10,263	$11,196	$10,708
12/17	$13,545	$13,640	$13,943
12/18	$13,895	$13,042	$13,732
12/19	$18,716	$17,149	$18,729
12/20	$25,357	$20,304	$25,938
12/21	$32,703	$26,132	$33,096
12/22	$23,380	$21,399	$23,453
12/23	$31,593	$27,025	$33,462
12/24	$39,571	$33,786	$44,623
12/25	$44,770	$39,827	$52,906

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A	13.13%	12.04%	16.17%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-large-cap-growth-portfolio.A.018792408.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,015,482,318
# of Portfolio Holdings	62
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net)	$5,773,941

Class A

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$98,585,578	9.7%
Alphabet, Inc. - Class C	$83,788,993	8.3%
Microsoft Corp.	$81,396,148	8.0%
Amazon.com, Inc.	$64,109,101	6.3%
Broadcom, Inc.	$57,108,231	5.7%
Meta Platforms, Inc. - Class A	$51,020,337	5.0%
Visa, Inc. - Class A	$40,947,497	4.0%
Eli Lilly & Co.	$32,815,354	3.2%
Netflix, Inc.	$29,498,771	2.9%
Apple, Inc.	$22,099,499	2.2%
Total	$561,369,509	55.3%

Sector Breakdown (% of Net Assets)

Information Technology	37.0%
Communication Services	16.7%
Health Care	13.9%
Consumer Discretionary	13.3%
Financials	6.1%
Consumer Staples	4.7%
Industrials	4.3%
Materials	1.1%
Short-Term Investments	3.0%
Other assets less liabilities	-0.1%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VL-A-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-LCG-A-0153-1225

Class A

3

Class B

December 31, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Large Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-B-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$96	0.90%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 1000 Growth Index (the “benchmark”). Security selection was the principal driver of underperformance, with sector allocation adding a small additional drag. Some support came from selection within technology and communication services, but these positives were outweighed by weaker results in consumer discretionary, financials and health care. Further detracting from results was the Portfolio’s absence from several benchmark constituents that performed well, creating a modest negative impact within sector allocation.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, positive security selection within technology and communication services contributed to performance.

Top detractors from performance:

  During the 12‑month period, selection within consumer discretionary, financials and health care was the leading detractor from performance.

Class B

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class B	S&P 500 Index	Russell 1000 Growth Index
12/15	$10,000	$10,000	$10,000
12/16	$10,235	$11,196	$10,708
12/17	$13,477	$13,640	$13,943
12/18	$13,790	$13,042	$13,732
12/19	$18,529	$17,149	$18,729
12/20	$25,041	$20,304	$25,938
12/21	$32,216	$26,132	$33,096
12/22	$22,974	$21,399	$23,453
12/23	$30,966	$27,025	$33,462
12/24	$38,693	$33,786	$44,623
12/25	$43,665	$39,827	$52,906

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class B	12.85%	11.76%	15.88%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-large-cap-growth-portfolio.B.018792713.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,015,482,318
# of Portfolio Holdings	62
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net)	$5,773,941

Class B

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$98,585,578	9.7%
Alphabet, Inc. - Class C	$83,788,993	8.3%
Microsoft Corp.	$81,396,148	8.0%
Amazon.com, Inc.	$64,109,101	6.3%
Broadcom, Inc.	$57,108,231	5.7%
Meta Platforms, Inc. - Class A	$51,020,337	5.0%
Visa, Inc. - Class A	$40,947,497	4.0%
Eli Lilly & Co.	$32,815,354	3.2%
Netflix, Inc.	$29,498,771	2.9%
Apple, Inc.	$22,099,499	2.2%
Total	$561,369,509	55.3%

Sector Breakdown (% of Net Assets)

Information Technology	37.0%
Communication Services	16.7%
Health Care	13.9%
Consumer Discretionary	13.3%
Financials	6.1%
Consumer Staples	4.7%
Industrials	4.3%
Materials	1.1%
Short-Term Investments	3.0%
Other assets less liabilities	-0.1%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VL-B-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-LCG-B-0153-1225

Class B

3

Class A

December 31, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Small Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-A-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 2000 Growth Index (the “benchmark”). The Portfolio’s results for the year were shaped largely by security selection, which was the dominant driver of the shortfall, while sector allocation also detracted modestly. Positive contributions from technology and select areas within industrials helped offset a portion of the weakness, but not enough to overcome broader challenges. The most significant detractors were selection effects within consumer discretionary and health care, along with the impact of not holding certain benchmark constituents that performed well over the period. Overall, the combination of weaker selection across multiple sectors and a slightly unfavorable allocation backdrop led to the Portfolio’s underperformance for the year.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, positive security selection within technology and parts of industrials contributed to performance.

Top detractors from performance:

  During the 12‑month period, selection within consumer discretionary and health care detracted from performance.

Class A

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 2000 Growth Index
12/15	$10,000	$10,000	$10,000
12/16	$10,646	$11,196	$11,132
12/17	$14,279	$13,640	$13,599
12/18	$14,152	$13,042	$12,334
12/19	$19,303	$17,149	$15,847
12/20	$29,723	$20,304	$21,335
12/21	$32,535	$26,132	$21,939
12/22	$19,815	$21,399	$16,157
12/23	$23,386	$27,025	$19,171
12/24	$27,746	$33,786	$22,077
12/25	$29,077	$39,827	$24,949

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A	4.80%	-0.44%	11.26%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-small-cap-growth-portfolio.A.018792796.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$47,929,307
# of Portfolio Holdings	112
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net)	$197,305

Class A

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$1,235,440	2.6%
Fabrinet	$962,917	2.0%
Guardant Health, Inc.	$894,031	1.9%
SPX Technologies, Inc.	$867,260	1.8%
Semtech Corp.	$844,561	1.7%
Glaukos Corp.	$808,662	1.7%
Advanced Energy Industries, Inc.	$802,306	1.7%
Piper Sandler Cos.	$792,883	1.6%
Kratos Defense & Security Solutions, Inc.	$762,895	1.6%
Bloom Energy Corp. - Class A	$760,809	1.6%
Total	$8,731,764	18.2%

Sector Breakdown (% of Net Assets)

Health Care	25.4%
Industrials	24.4%
Information Technology	24.0%
Consumer Discretionary	11.2%
Financials	8.6%
Consumer Staples	2.3%
Communication Services	1.5%
Materials	1.2%
Energy	1.0%
Short-Term Investments	4.2%
Other assets less liabilities	-3.8%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VS-A-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-SCG-A-0153-1225

Class A

3

Class B

December 31, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Small Cap Growth Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-B-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$118	1.15%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 2000 Growth Index (the “benchmark”). The Portfolio’s results for the year were shaped largely by security selection, which was the dominant driver of the shortfall, while sector allocation also detracted modestly. Positive contributions from technology and select areas within industrials helped offset a portion of the weakness, but not enough to overcome broader challenges. The most significant detractors were selection effects within consumer discretionary and health care, along with the impact of not holding certain benchmark constituents that performed well over the period. Overall, the combination of weaker selection across multiple sectors and a slightly unfavorable allocation backdrop led to the Portfolio’s underperformance for the year.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, positive security selection within technology and parts of industrials contributed to performance.

Top detractors from performance:

  During the 12‑month period, selection within consumer discretionary and health care detracted from performance.

Class B

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class B	S&P 500 Index	Russell 2000 Growth Index
12/15	$10,000	$10,000	$10,000
12/16	$10,621	$11,196	$11,132
12/17	$14,209	$13,640	$13,599
12/18	$14,052	$13,042	$12,334
12/19	$19,112	$17,149	$15,847
12/20	$29,364	$20,304	$21,335
12/21	$32,065	$26,132	$21,939
12/22	$19,475	$21,399	$16,157
12/23	$22,927	$27,025	$19,171
12/24	$27,156	$33,786	$22,077
12/25	$28,364	$39,827	$24,949

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class B	4.45%	-0.69%	10.99%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-small-cap-growth-portfolio.B.018792598.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$47,929,307
# of Portfolio Holdings	112
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net)	$197,305

Class B

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$1,235,440	2.6%
Fabrinet	$962,917	2.0%
Guardant Health, Inc.	$894,031	1.9%
SPX Technologies, Inc.	$867,260	1.8%
Semtech Corp.	$844,561	1.7%
Glaukos Corp.	$808,662	1.7%
Advanced Energy Industries, Inc.	$802,306	1.7%
Piper Sandler Cos.	$792,883	1.6%
Kratos Defense & Security Solutions, Inc.	$762,895	1.6%
Bloom Energy Corp. - Class A	$760,809	1.6%
Total	$8,731,764	18.2%

Sector Breakdown (% of Net Assets)

Health Care	25.4%
Industrials	24.4%
Information Technology	24.0%
Consumer Discretionary	11.2%
Financials	8.6%
Consumer Staples	2.3%
Communication Services	1.5%
Materials	1.2%
Energy	1.0%
Short-Term Investments	4.2%
Other assets less liabilities	-3.8%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VS-B-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-SCG-B-0153-1225

Class B

3

Class A

December 31, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Discovery Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-A-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2025, the Portfolio underperformed the Russell 2500 Value Index (the “benchmark”). Overall security selection was the primary detractor, relative to the benchmark. Losses from security selection within industrials and health care could not be offset by gains from selection within real estate and consumer staples. Sector allocation was negative throughout the period. Overweights to consumer staples and industrials, along with an underweight to utilities detracted from overall performance, and offset gains from overweights to technology and health care and an underweight to energy.

Performance Highlights

Top contributors to performance:

  During the annual period, overweights to technology and health care, along with security selection within real estate and consumer staples, were the primary contributors to performance.

Top detractors from performance:

  During the annual period, overall security selection and sector allocation detracted from performance.

Class A

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 2500 Value Index
12/15	$10,000	$10,000	$10,000
12/16	$12,509	$11,196	$12,520
12/17	$14,153	$13,640	$13,817
12/18	$12,026	$13,042	$12,110
12/19	$14,443	$17,149	$14,963
12/20	$14,930	$20,304	$15,693
12/21	$20,297	$26,132	$20,053
12/22	$17,125	$21,399	$17,429
12/23	$20,066	$27,025	$20,214
12/24	$22,077	$33,786	$22,434
12/25	$22,714	$39,827	$25,291

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A	2.89%	8.75%	8.55%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2500 Value Index	12.73%	10.02%	9.72%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-discovery-value-portfolio.A.018792531.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$686,240,460
# of Portfolio Holdings	94
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$5,046,179

Class A

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TechnipFMC PLC	$11,859,243	1.7%
Jones Lang LaSalle, Inc.	$11,768,711	1.7%
Reliance, Inc.	$11,379,745	1.7%
First Citizens BancShares, Inc./NC - Class A	$11,263,153	1.7%
Tenet Healthcare Corp.	$11,100,499	1.6%
IDACORP, Inc.	$10,990,217	1.6%
Hanover Insurance Group, Inc. (The)	$10,914,111	1.6%
BJ's Wholesale Club Holdings, Inc.	$10,686,831	1.6%
Globus Medical, Inc. - Class A	$10,621,000	1.5%
Invesco Ltd.	$10,355,792	1.5%
Total	$110,939,302	16.2%

Sector Breakdown (% of Net Assets)

Industrials	23.5%
Financials	19.5%
Information Technology	9.5%
Health Care	9.3%
Consumer Discretionary	9.2%
Real Estate	7.6%
Materials	6.3%
Energy	4.9%
Consumer Staples	4.7%
Utilities	3.6%
Communication Services	1.4%
Short-Term Investments	0.8%
Other assets less liabilities	-0.3%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VQ-A-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-DV-A-0153-1225

Class A

3

Class B

December 31, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Discovery Value Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-B-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$108	1.07%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2025, the Portfolio underperformed the Russell 2500 Value Index (the “benchmark”). Overall security selection was the primary detractor, relative to the benchmark. Losses from security selection within industrials and health care could not be offset by gains from selection within real estate and consumer staples. Sector allocation was negative throughout the period. Overweights to consumer staples and industrials, along with an underweight to utilities detracted from overall performance, and offset gains from overweights to technology and health care and an underweight to energy.

Performance Highlights

Top contributors to performance:

  During the annual period, overweights to technology and health care, along with security selection within real estate and consumer staples, were the primary contributors to performance.

Top detractors from performance:

  During the annual period, overall security selection and sector allocation detracted from performance.

Class B

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class B	S&P 500 Index	Russell 2500 Value Index
12/15	$10,000	$10,000	$10,000
12/16	$12,479	$11,196	$12,520
12/17	$14,083	$13,640	$13,817
12/18	$11,929	$13,042	$12,110
12/19	$14,303	$17,149	$14,963
12/20	$14,740	$20,304	$15,693
12/21	$19,988	$26,132	$20,053
12/22	$16,826	$21,399	$17,429
12/23	$19,663	$27,025	$20,214
12/24	$21,574	$33,786	$22,434
12/25	$22,143	$39,827	$25,291

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class B	2.64%	8.48%	8.27%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2500 Value Index	12.73%	10.02%	9.72%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-discovery-value-portfolio.B.018792523.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$686,240,460
# of Portfolio Holdings	94
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$5,046,179

Class B

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TechnipFMC PLC	$11,859,243	1.7%
Jones Lang LaSalle, Inc.	$11,768,711	1.7%
Reliance, Inc.	$11,379,745	1.7%
First Citizens BancShares, Inc./NC - Class A	$11,263,153	1.7%
Tenet Healthcare Corp.	$11,100,499	1.6%
IDACORP, Inc.	$10,990,217	1.6%
Hanover Insurance Group, Inc. (The)	$10,914,111	1.6%
BJ's Wholesale Club Holdings, Inc.	$10,686,831	1.6%
Globus Medical, Inc. - Class A	$10,621,000	1.5%
Invesco Ltd.	$10,355,792	1.5%
Total	$110,939,302	16.2%

Sector Breakdown (% of Net Assets)

Industrials	23.5%
Financials	19.5%
Information Technology	9.5%
Health Care	9.3%
Consumer Discretionary	9.2%
Real Estate	7.6%
Materials	6.3%
Energy	4.9%
Consumer Staples	4.7%
Utilities	3.6%
Communication Services	1.4%
Short-Term Investments	0.8%
Other assets less liabilities	-0.3%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VQ-B-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-DV-B-0153-1225

Class B

3

Class A

December 31, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Sustainable Global Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-A-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, the Portfolio underperformed the MSCI All Country World Index (net) (the “benchmark”). Security selection was the primary driver of the shortfall, with notable weakness across technology, financials, health care and consumer discretionary, while overall sector positioning contributed only a small additional drag. Some support came from stronger results within select cyclical areas, including energy, and currency effects provided a modest benefit, but these positives were not enough to offset the broader selection‑driven challenges that shaped the Portfolio’s performance for the year.

During the 12-month period, the Portfolio utilized forwards for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, positive security selection within select cyclical areas, including energy, contributed to performance.

Top detractors from performance:

  During the 12‑month period, security selection within technology, financials, health care and consumer discretionary detracted from performance.

Class A

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	MSCI All Country World Index (net)
12/15	$10,000	$10,000
12/16	$9,938	$10,786
12/17	$13,581	$13,372
12/18	$12,251	$12,113
12/19	$15,946	$15,335
12/20	$22,230	$17,828
12/21	$27,313	$21,133
12/22	$19,943	$17,252
12/23	$23,136	$21,082
12/24	$24,573	$24,769
12/25	$26,127	$30,302

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A	6.32%	3.28%	10.08%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-sustainable-global-thematic-portfolio.A.018792770.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$157,604,515
# of Portfolio Holdings	51
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$1,102,470

Class A

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$7,133,606	4.5%
Microsoft Corp.	$7,124,690	4.5%
NVIDIA Corp.	$4,701,106	3.0%
Rockwell Automation, Inc.	$4,439,678	2.8%
Waste Management, Inc.	$4,385,412	2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,383,100	2.8%
Visa, Inc. - Class A	$4,372,301	2.8%
AbbVie, Inc.	$4,366,444	2.8%
Veralto Corp.	$4,318,877	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,279,139	2.7%
Total	$49,504,353	31.4%

Sector Breakdown (% of Net Assets)

Information Technology	35.8%
Industrials	18.8%
Financials	14.8%
Health Care	12.8%
Utilities	5.2%
Consumer Discretionary	2.2%
Consumer Staples	1.9%
Communication Services	1.5%
Energy	1.4%
Materials	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	57.3%
United Kingdom	7.4%
Brazil	5.1%
Canada	5.0%
Switzerland	4.2%
Taiwan	2.7%
Italy	2.6%
Japan	2.3%
Hong Kong	2.1%
South Korea	1.9%
France	1.8%
Germany	1.5%
India	1.0%
Austria	0.3%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VA-A-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-SGT-A-0153-1225

Class A

3

Class B

December 31, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Sustainable Global Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-B-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$123	1.19%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, the Portfolio underperformed the MSCI All Country World Index (net) (the “benchmark”). Security selection was the primary driver of the shortfall, with notable weakness across technology, financials, health care and consumer discretionary, while overall sector positioning contributed only a small additional drag. Some support came from stronger results within select cyclical areas, including energy, and currency effects provided a modest benefit, but these positives were not enough to offset the broader selection‑driven challenges that shaped the Portfolio’s performance for the year.

During the 12-month period, the Portfolio utilized forwards for hedging purposes, which detracted from overall performance.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, positive security selection within select cyclical areas, including energy, contributed to performance.

Top detractors from performance:

  During the 12‑month period, security selection within technology, financials, health care and consumer discretionary detracted from performance.

Class B

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class B	MSCI All Country World Index (net)
12/15	$10,000	$10,000
12/16	$9,912	$10,786
12/17	$13,510	$13,372
12/18	$12,162	$12,113
12/19	$15,784	$15,335
12/20	$21,952	$17,828
12/21	$26,907	$21,133
12/22	$19,597	$17,252
12/23	$22,674	$21,082
12/24	$24,025	$24,769
12/25	$25,473	$30,302

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class B	6.02%	3.02%	9.80%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/variable-product/equities/ab-vps-sustainable-global-thematic-portfolio.B.018792689.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$157,604,515
# of Portfolio Holdings	51
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$1,102,470

Class B

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$7,133,606	4.5%
Microsoft Corp.	$7,124,690	4.5%
NVIDIA Corp.	$4,701,106	3.0%
Rockwell Automation, Inc.	$4,439,678	2.8%
Waste Management, Inc.	$4,385,412	2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,383,100	2.8%
Visa, Inc. - Class A	$4,372,301	2.8%
AbbVie, Inc.	$4,366,444	2.8%
Veralto Corp.	$4,318,877	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,279,139	2.7%
Total	$49,504,353	31.4%

Sector Breakdown (% of Net Assets)

Information Technology	35.8%
Industrials	18.8%
Financials	14.8%
Health Care	12.8%
Utilities	5.2%
Consumer Discretionary	2.2%
Consumer Staples	1.9%
Communication Services	1.5%
Energy	1.4%
Materials	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	57.3%
United Kingdom	7.4%
Brazil	5.1%
Canada	5.0%
Switzerland	4.2%
Taiwan	2.7%
Italy	2.6%
Japan	2.3%
Hong Kong	2.1%
South Korea	1.9%
France	1.8%
Germany	1.5%
India	1.0%
Austria	0.3%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VA-B-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-SGT-B-0153-1225

Class B

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Balanced Hedged Allocation Portfolio	2024	45,000	—	9,274
	2025	45,000	—	16,003

AB Sustainable Global Thematic Portfolio	2024	44,022	—	4,222
	2025	44,022	—	20,048

AB Relative Value Portfolio	2024	32,974	—	3,780
	2025	32,974	—	15,262

AB International Value Portfolio	2024	44,022	—	12,660
	2025	44,022	—	23,857

AB Large Cap Growth Portfolio	2024	32,974	—	1,770
	2025	32,974	—	10,178

AB Small Cap Growth Portfolio	2024	32,974	—	1,893
	2025	32,974	—	10,586

AB Discovery Value Portfolio	2024	37,394	—	6,602
	2025	37,394	—	11,836

AB Dynamic Asset Allocation Portfolio	2024	55,000	—	24,499
	2025	55,000	—	30,667

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Balanced Hedged Allocation Portfolio	2024	$1,765,978	$9,274
			—
			$(9,274)
	2025	$1,467,814	$16,003
			—
			(16,003)
AB Sustainable Global Thematic Portfolio	2024	$1,760,926	$4,222
			—
			$(4,222)
	2025	$1,471,859	$20,048
			—
			(20,048)
AB Relative Value Portfolio	2024	$1,760,484	$3,780
			—
			$(3,780)
	2025	$1,467,072	$15,262
			—
			(15,262)
AB International Value Portfolio	2024	$1,769,364	$12,660
			—
			$(12,660)
	2025	$1,475,667	$23,857
			—
			(23,857)
AB Large Cap Growth Portfolio	2024	$1,758,474	$1,770
			—
			$(1,770)
	2025	$1,461,989	$10,178
			—
			(10,178)
AB Small Cap Growth Portfolio	2024	$1,758,597	$1,893
			—
			$(1,893)
	2025	$1,462,396	$10,586
			—
			(10,586)
AB Discovery Value Portfolio	2024	$1,763,306	$6,602
			—
			$(6,602)
	2025	$1,463,646	$11,836
			—
			(11,836)
AB Dynamic Asset Allocation Portfolio	2024	$1,781,203	$24,499
			—
			$(24,499)
	2025	$1,482,477	$30,667
			—
			(30,667)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez    Garry L. Moody

Carol C. McMullen    Jeanette Loeb

R. Jay Gerken       Jeffrey R. Holland

Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

DEC 12.31.25

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB BALANCED HEDGED ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2025	AB Variable Products Series Fund

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES–90.2%
FUNDS AND INVESTMENT TRUSTS–90.2%(a)
iShares Core MSCI EAFE ETF		239,500	$21,425,670
iShares Core MSCI Emerging Markets ETF		145,800	9,800,676
iShares Core S&P 500 ETF		77,500	53,082,850
iShares Core U.S. Aggregate Bond ETF(b)		237,900	23,761,452
Vanguard Mid-Cap ETF(b)		11,350	3,293,997
Vanguard Real Estate ETF(b)		32,400	2,867,076
Vanguard Small-Cap ETF(b)		2,050	528,798
Vanguard Total Bond Market ETF		320,000	23,702,400

Total Investment Companies (cost $111,157,416)			138,462,919

	Principal Amount (000)
INFLATION-LINKED SECURITIES–3.4%
UNITED STATES–3.4%
U.S. Treasury Inflation Index 0.125%, 01/15/2032 (TIPS)(c) (cost $5,744,293)	U.S.$	5,724	5,237,991

	Notional Amount
PURCHASED OPTIONS–PUTS–2.0%
OPTIONS ON EQUITY INDICES–2.0%
S&P 500 Index Expiration: Dec 2026; Contracts: 27; Exercise Price: USD 5,600.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	15,120,000	348,300

Company	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Dec 2026; Contracts: 12; Exercise Price: USD 5,500.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	6,600,000	$143,160
S&P 500 Index Expiration: Dec 2026; Contracts: 1; Exercise Price: USD 5,700.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	570,000	14,077
S&P 500 Index Expiration: Dec 2027; Contracts: 38; Exercise Price: USD 6,800.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	25,840,000	1,954,948
S&P 500 Index Expiration: Dec 2027; Contracts: 11; Exercise Price: USD 6,700.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	7,370,000	534,435

Total Purchased Options–Puts (premiums paid $4,094,976)			2,994,920

PURCHASED OPTIONS– CALLS–1.9%
OPTIONS ON EQUITY INDICES–1.9%
S&P 500 Index Expiration: Dec 2027; Contracts: 32; Exercise Price: USD 6,800.00; Counterparty: Morgan Stanley & Co., Inc.(d) (premiums paid $3,035,272)	USD	21,760,000	2,974,400

1

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–0.0%

ENERGY–0.0%
OIL, GAS & CONSUMABLE FUELS–0.0%
Gazprom PJSC(d)(e)(f)(g)	31,460	$–0	–
LUKOIL PJSC(d)(e)(f)(g)	790	–0	–

		–0	–

MATERIALS–0.0%
METALS & MINING–0.0%
MMC Norilsk Nickel PJSC (ADR)(d)(f)(g)	2,540	–0	–

Total Common Stocks (cost $272,429)		–0	–

SHORT-TERM INVESTMENTS–2.8%
INVESTMENT COMPANIES–2.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(a)(h)(i) (cost $4,208,863)	4,208,863	4,208,863

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.3% (cost $128,513,249)		153,879,093

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.0%
INVESTMENT COMPANIES–0.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(a)(h)(i) (cost $29,900)	29,900	$29,900

TOTAL INVESTMENTS–100.3% (cost $128,543,149)		153,908,993
Other assets less liabilities–(0.3)%		(468,889)

NET ASSETS–100.0%		$153,440,104

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI EAFE Futures	22	March 2026	$3,192,310	$3,584
MSCI Emerging Markets Index Futures	29	March 2026	2,046,530	28,433
S&P 500 E-Mini Futures	35	March 2026	12,061,875	(86,954)
U.S. Long Bond (CBT) Futures	14	March 2026	1,618,313	(31,196)
U.S. T-Note 10 Yr (CBT) Futures	366	March 2026	41,152,125	(326,552)

Sold Contracts
E-Mini Russell 2000 Index Futures	3	March 2026	374,700	11,447
S&P Mid 400 E-Mini Futures	2	March 2026	665,040	10,366

				$(390,872)

2

AB Variable Products Series Fund

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(d)	Non-income producing security.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Gazprom PJSC	09/28/2021-09/29/2021	$154,653	$–0	–	0.00%
LUKOIL PJSC	06/29/2018-07/09/2021	61,154	–0	–	0.00%

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Fair valued by the Adviser.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

Currency Abbreviations:

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

TIPS—Treasury Inflation-Protected Securities

See notes to financial statements.

3

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $124,304,386)	$149,670,230	(a)
Affiliated issuers (cost $4,238,763—including investment of cash collateral for securities loaned of $29,900)	4,238,763
Cash	12
Foreign currencies, at value (cost $4,105)	4,541
Receivable for capital stock sold	14,461
Affiliated dividends receivable	13,578
Unaffiliated interest and dividends receivable	6,688
Receivable due from Adviser	793

Total assets	153,949,066

LIABILITIES
Payable for variation margin on futures	182,000
Payable for capital stock redeemed	80,824
Advisory fee payable	59,164
Administrative fee payable	51,902
Audit and tax fee payable	51,395
Payable for collateral received on securities loaned	29,900
Distribution fee payable	29,708
Directors’ fees payable	287
Transfer Agent fee payable	178
Accrued expenses	23,604

Total liabilities	508,962

NET ASSETS	$153,440,104

COMPOSITION OF NET ASSETS
Capital stock, at par	$15,575
Additional paid-in capital	126,448,789
Distributable earnings	26,975,740

NET ASSETS	$153,440,104

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$14,647,274	1,462,145	$10.02

B	$138,792,830	14,112,383	$9.83

(a)	Includes securities on loan with a value of $3,245,233 (see Note E).

See notes to financial statements.

4

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2025	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$3,749,913
Affiliated issuers	261,897
Interest	176,744
Securities lending income, net	17,139

4,205,693

EXPENSES
Advisory fee (see Note B)	692,973
Distribution fee—Class B	347,788
Transfer agency—Class A	566
Transfer agency—Class B	5,302
Administrative	109,785
Audit and tax	63,077
Custody and accounting	61,148
Printing	50,209
Legal	47,147
Directors’ fees	17,917
Miscellaneous	17,314

Total expenses	1,413,226
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(13,709)

Net expenses	1,399,517

Net investment income	2,806,176

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	2,599,732
Futures	4,229,222
Foreign currency transactions	(46)
Net change in unrealized appreciation (depreciation) of:
Investments	14,353,529
Futures	800,896
Foreign currency denominated assets and liabilities	995

Net gain on investment and foreign currency transactions	21,984,328

NET INCREASE IN NET ASSETS FROM OPERATIONS	$24,790,504

See notes to financial statements.

5

BALANCED HEDGED ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,806,176	$2,874,239
Net realized gain on investment and foreign currency transactions	6,828,908	8,556,900
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	15,155,420	2,415,686

Net increase in net assets from operations	24,790,504	13,846,825
Distributions to Shareholders
Class A	(1,073,344)	(633,925)
Class B	(9,825,865)	(5,620,894)
CAPITAL STOCK TRANSACTIONS
Net decrease	(16,797,702)	(24,086,380)

Total decrease	(2,906,407)	(16,494,374)
NET ASSETS
Beginning of period	156,346,511	172,840,885

End of period	$153,440,104	$156,346,511

See notes to financial statements.

6

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 2025	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Hedged Allocation Portfolio (the “Portfolio”) (formerly known as AB Balanced Wealth Strategy Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

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AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$138,462,919		$–0	–	$–0	–	$138,462,919
Inflation-Linked Securities	–0	–	5,237,991		–0	–	5,237,991
Purchased Options—Puts	–0	–	2,994,920		–0	–	2,994,920
Purchased Options—Calls	–0	–	2,974,400		–0	–	2,974,400
Common Stocks	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	4,208,863		–0	–	–0	–	4,208,863
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	29,900		–0	–	–0	–	29,900

Total Investments in Securities	142,701,682		11,207,311		0	(a)	153,908,993
Other Financial Instruments(b):
Assets:
Futures	53,830		–0	–	–0	–	53,830	(c)
Liabilities:
Futures	(444,702)		–0	–	–0	–	(444,702	)(c)

Total	$142,310,810		$11,207,311		$0	(a)	$153,518,121

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in

9

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .425% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the year ended December 31, 2025, there was no such reimbursement. This fee waiver and/or expense reimbursement agreement extends through May 1, 2026 and then may be extended by the Adviser for additional one-year terms.

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AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended December 31, 2025, the reimbursement for such services amounted to $109,785.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $2,000 for the year ended December 31, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the year ended December 31, 2025, such waiver amounted to $12,600.

A summary of the Portfolio’s transactions in AB mutual funds for the year ended December 31, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,545	$28,713	$32,049	$4,209	$262
AB Government Money Market Portfolio*	6,437	77,189	83,596	30	6

Total				$4,239	$268

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$10,063,170		$26,665,422
U.S. government securities	–0	–	–0	–

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BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$128,543,149

Gross unrealized appreciation	$30,888,463
Gross unrealized depreciation	(4,568,420)

Net unrealized appreciation	$26,320,043

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended December 31, 2025, the Portfolio held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the

12

AB Variable Products Series Fund

exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the year ended December 31, 2025, the Portfolio held purchased options for hedging and non-hedging purposes.

During the year ended December 31, 2025, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures			Payable for variation margin on futures	$357,748	*

Equity contracts	Receivable for variation margin on futures	$53,830	*	Payable for variation margin on futures	86,954	*

Equity contracts	Investments in securities, at value	5,969,320

Total		$6,023,150			$444,702

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$1,383,711	$243,002

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	2,845,511	557,894

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	666,170	(1,025,480)

Total		$4,895,392	$(224,584)

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BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the year ended December 31, 2025:

Futures:
Average notional amount of buy contracts	$62,149,031
Average notional amount of sale contracts(a)	$1,570,897
Purchased Options:
Average notional amount	$81,706,154

(a)	Positions were open for ten months during the year.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

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AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the year ended December 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$3,245,233	$29,900	$3,309,557	$11,552	$5,587	$1,109

*	As of December 31, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A
Shares sold	19,613	83,454	$193,087	$745,767
Shares issued in reinvestment of dividends and distributions	113,821	70,909	1,073,343	633,925
Shares redeemed	(354,432)	(276,002)	(3,416,562)	(2,489,227)

Net decrease	(220,998)	(121,639)	$(2,150,132)	$(1,109,535)

Class B
Shares sold	612,057	447,965	$5,807,517	$4,013,635
Shares issued on reinvestment of dividends and distributions	1,059,965	639,464	9,825,866	5,620,894
Shares redeemed	(3,203,412)	(3,631,685)	(30,280,953)	(32,611,374)

Net decrease	(1,531,390)	(2,544,256)	$(14,647,570)	$(22,976,845)

At December 31, 2025, certain shareholders of the Portfolio owned 70% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

ETF Risk—ETFs are investment companies and are subject to market and selection risk. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

15

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the Portfolio’s returns.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Real Assets Risk—The Portfolio’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Portfolio to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of inflation-sensitive equities. The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is

16

AB Variable Products Series Fund

no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$10,899,209		$4,625,970
Net long-term capital gains	–0	–	1,628,849

Total taxable distributions paid	$10,899,209		$6,254,819

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,697,986
Undistributed capital gains	3,331,297
Accumulated capital and other losses	(11,376,092	)(a)
Unrealized appreciation (depreciation)	26,322,549	(b)

Total accumulated earnings (deficit)	$26,975,740

(a)	As of December 31, 2025, the cumulative deferred loss on straddles was $11,376,092.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

17

BALANCED HEDGED ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.17	$8.78	$8.28	$11.75	$10.61

Income From Investment Operations
Net investment income(a)(b)	.20	.18	.16	.15	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.38	.59	.89	(2.25)	1.29
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.58	.77	1.05	(2.10)	1.45

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.19)	(.10)	(.35)	(.06)
Distributions from net realized gain on investment transactions	(.52)	(.19)	(.45)	(1.02)	(.25)

Total dividends and distributions	(.73)	(.38)	(.55)	(1.37)	(.31)

Net asset value, end of period	$10.02	$9.17	$8.78	$8.28	$11.75

Total Return
Total investment return based on net asset value(d)*	17.71%	8.84%	13.04%	(18.99)%	13.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,647	$15,428	$15,843	$16,241	$21,879
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.68%	.66%	.69%	.63%	.56%
Expenses, before waivers/reimbursements(e)‡	.69%	.67%	.70%	.71%	.75%
Net investment income(b)	2.04%	1.97%	1.92%	1.50%	1.43%
Portfolio turnover rate	7%	6%	4%	135	%**	63	%**

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05%	.04%	.04%	.09%	.20%

See footnote summary on page 20.

18

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.01	$8.63	$8.15	$11.58	$10.47

Income From Investment Operations
Net investment income(a)(b)	.17	.15	.14	.12	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.35	.58	.87	(2.22)	1.26
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.52	.73	1.01	(2.10)	1.39

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.16)	(.08)	(.31)	(.03)
Distributions from net realized gain on investment transactions	(.52)	(.19)	(.45)	(1.02)	(.25)

Total dividends and distributions	(.70)	(.35)	(.53)	(1.33)	(.28)

Net asset value, end of period	$9.83	$9.01	$8.63	$8.15	$11.58

Total Return
Total investment return based on net asset value(d)*	17.36%	8.58%	12.66%	(19.17)%	13.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138,793	$140,919	$156,998	$161,149	$223,893
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.93%	.91%	.94%	.88%	.81%
Expenses, before waivers/reimbursements(e)‡	.94%	.92%	.95%	.96%	1.00%
Net investment income(b)	1.80%	1.71%	1.66%	1.24%	1.20%
Portfolio turnover rate	7%	6%	4%	135	%**	63	%**

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05%	.04%	.04%	.09%	.20%

See footnote summary on page 20.

19

BALANCED HEDGED ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021, such waiver amounted to .01%, .01%, .01%, .08%, and .19%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025, December 31, 2024 and December 31, 2022 by .04%, .10% and .02%, respectively.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

20

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM	AB Variable Products Series Fund

To the Shareholders and Board of Directors of AB Balanced Hedged Allocation Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Balanced Hedged Allocation Portfolio (the “Portfolio”) (one of the series constituting AB Variable Products Series Fund, Inc. (the “Fund”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting AB Variable Products Series Fund, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

February 13, 2026

21

2025 TAX INFORMATION (unaudited)	AB Variable Products Series Fund

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended December 31, 2025. For corporate shareholders, 6% of dividends paid qualify for the dividends received deduction.

22

BALANCED HEDGED ALLOCATION PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Balanced Hedged Allocation Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

23

BALANCED HEDGED ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meetings, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class B shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class B expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, and the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the median of a peer group and equal to the median of a peer universe. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no

24

AB Variable Products Series Fund

established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

VPS-BHA-0151-1225

DEC 12.31.25

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB DYNAMIC ASSET ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2025	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–64.7%

INFORMATION TECHNOLOGY–17.6%
COMMUNICATIONS EQUIPMENT–0.5%
Arista Networks, Inc.(a)	2,046	$268,087
Ciena Corp.(a)	270	63,145
Cisco Systems, Inc.	7,569	583,040
F5, Inc.(a)	110	28,079
Motorola Solutions, Inc.	319	122,279
Nokia Oyj	10,143	65,393
Telefonaktiebolaget LM Ericsson–Class B	5,359	52,154

		1,182,177

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.6%
Amphenol Corp.–Class A	2,338	315,957
CDW Corp./DE	250	34,050
Celestica, Inc.(a)(b)	220	65,077
Corning, Inc.	1,558	136,418
Flex Ltd.(a)	716	43,261
Halma PLC	727	34,507
Hexagon AB–Class B(b)	3,975	46,820
Jabil, Inc.	205	46,744
Keyence Corp.	372	134,562
Keysight Technologies, Inc.(a)	329	66,849
Kyocera Corp.	2,457	34,444
Murata Manufacturing Co., Ltd.	3,193	65,993
Shimadzu Corp.(b)	453	12,060
TDK Corp.	3,720	52,630
TE Connectivity PLC	568	129,226
Teledyne Technologies, Inc.(a)	90	45,966
Trimble, Inc.(a)	456	35,728
Yokogawa Electric Corp.	437	14,015
Zebra Technologies Corp.–Class A(a)	97	23,553

		1,337,860

IT SERVICES–0.8%
Accenture PLC–Class A	1,187	318,472
Capgemini SE	295	48,984
CGI, Inc.	376	34,730
Cognizant Technology Solutions Corp.–Class A	935	77,605
CoreWeave, Inc.–Class A(a)	329	23,560
Fujitsu Ltd.	3,369	92,590
Gartner, Inc.(a)	145	36,581
GoDaddy, Inc.–Class A(a)	265	32,881
International Business Machines Corp.	1,784	528,439
MongoDB, Inc.(a)	156	65,472
NEC Corp.	2,480	83,912
Nomura Research Institute Ltd.(b)	723	27,513

Company	Shares	U.S. $ Value

Obic Co., Ltd.	619	$19,430
Okta, Inc.(a)	322	27,843
Otsuka Corp.	436	8,984
Shopify, Inc.–Class A(a)	2,340	376,773
Snowflake, Inc.(a)	616	135,126
TIS, Inc.	407	13,673
Twilio, Inc.–Class A(a)	294	41,819
VeriSign, Inc.	161	39,115
Wix.com Ltd.(a)	107	11,116

		2,044,618

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.2%
Advanced Micro Devices, Inc.(a)	3,107	665,395
Advantest Corp.	1,466	185,372
Analog Devices, Inc.	942	255,470
Applied Materials, Inc.	1,525	391,910
ASM International NV	90	54,486
ASML Holding NV	743	800,597
Astera Labs, Inc.(a)	255	42,422
BE Semiconductor Industries NV	140	21,887
Broadcom, Inc.	8,590	2,972,999
Credo Technology Group Holding Ltd.(a)	298	42,879
Disco Corp.	176	53,621
Entegris, Inc.	290	24,433
First Solar, Inc.(a)	195	50,940
Infineon Technologies AG	2,501	109,121
Intel Corp.(a)	8,653	319,296
KLA Corp.	253	307,415
Lam Research Corp.	2,415	413,400
Lasertec Corp.(b)	153	29,153
Marvell Technology, Inc.	1,651	140,302
Microchip Technology, Inc.	1,033	65,823
Micron Technology, Inc.	2,149	613,346
Monolithic Power Systems, Inc.	92	83,385
Nova Ltd.(a)	56	18,720
NVIDIA Corp.	46,529	8,677,658
NXP Semiconductors NV	483	104,840
ON Semiconductor Corp.(a)	783	42,399
Qnity Electronics, Inc.	401	32,742
QUALCOMM, Inc.	2,055	351,508
Renesas Electronics Corp.	3,222	44,131
SCREEN Holdings Co., Ltd.(b)	156	15,195
STMicroelectronics NV	1,296	33,871
Teradyne, Inc.	305	59,036
Texas Instruments, Inc.	1,741	302,046
Tokyo Electron Ltd.	857	190,877

		17,516,675

SOFTWARE–5.1%
Adobe, Inc.(a)	802	280,692
AppLovin Corp.–Class A(a)	442	297,828
Atlassian Corp.–Class A(a)	318	51,561

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Autodesk, Inc.(a)	408	$120,772
Bentley Systems, Inc.–Class B(b)	308	11,755
Cadence Design Systems, Inc.(a)	522	163,167
Check Point Software Technologies Ltd.(a)	164	30,432
Cloudflare, Inc.–Class A(a)	599	118,093
Coinbase Global, Inc.–Class A(a)	392	88,647
Constellation Software, Inc./Canada	39	93,807
Crowdstrike Holdings, Inc.–Class A(a)	481	225,474
CyberArk Software Ltd.(a)	97	43,268
Dassault Systemes SE	1,284	35,873
Datadog, Inc.–Class A(a)	588	79,962
Descartes Systems Group, Inc. (The)(a)	165	14,475
Docusign, Inc.(a)	385	26,334
Fair Isaac Corp.(a)	46	77,769
Fortinet, Inc.(a)	1,247	99,024
Gen Digital, Inc.	1,002	27,244
HubSpot, Inc.(a)	96	38,525
Intuit, Inc.	534	353,732
Microsoft Corp.	13,521	6,539,026
Monday.com Ltd.(a)	83	12,247
Nebius Group NV(a)(b)	406	33,984
Nemetschek SE	111	12,009
Nice Ltd.(a)	118	13,338
Nutanix, Inc.–Class A(a)	489	25,276
Open Text Corp.(b)	484	15,763
Oracle Corp.	3,275	638,330
Oracle Corp. Japan	74	6,220
Palantir Technologies, Inc.–Class A(a)	4,357	774,457
Palo Alto Networks, Inc.(a)	1,296	238,723
PTC, Inc.(a)	229	39,894
Roper Technologies, Inc.	206	91,697
Sage Group PLC (The)	1,844	26,820
Salesforce, Inc.	1,823	482,931
Samsara, Inc.–Class A(a)	666	23,610
SAP SE	1,999	485,694
ServiceNow, Inc.(a)	1,990	304,848
Strategy, Inc.(a)(b)	500	75,975
Synopsys, Inc.(a)	356	167,220
Trend Micro, Inc./Japan	243	10,092
Tyler Technologies, Inc.(a)	83	37,678
WiseTech Global Ltd.(b)	386	17,549
Workday, Inc.–Class A(a)	416	89,349
Xero Ltd.(a)	317	24,014
Zoom Communications, Inc.(a)	486	41,937
Zscaler, Inc.(a)	197	44,309

		12,551,424

Company	Shares	U.S. $ Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.4%
Apple, Inc.	28,415	$7,724,902
Canon, Inc.	1,659	49,087
Dell Technologies, Inc.–Class C	621	78,172
FUJIFILM Holdings Corp.(b)	2,142	45,450
Hewlett Packard Enterprise Co.	2,526	60,675
HP, Inc.	1,790	39,881
IonQ, Inc.(a)(b)	565	25,352
Logitech International SA (REG)	292	29,643
NetApp, Inc.	382	40,908
Pure Storage, Inc.–Class A(a)	598	40,072
Seagate Technology Holdings PLC	408	112,359
Super Micro Computer, Inc.(a)(b)	1,024	29,972
Western Digital Corp.	664	114,387

		8,390,860

		43,023,614

FINANCIALS–11.0%
BANKS–4.7%
ABN AMRO Bank NV	1,117	39,027
AIB Group PLC	4,091	43,734
ANZ Group Holdings Ltd.	5,713	138,127
Banca Monte dei Paschi di Siena SpA	3,782	40,268
Banco Bilbao Vizcaya Argentaria SA	11,035	258,850
Banco BPM SpA(b)	2,176	33,042
Banco Comercial Portugues SA	14,468	15,230
Banco de Sabadell SA(b)	9,619	37,907
Banco Santander SA	28,501	335,471
Bank Hapoalim BM	2,395	54,168
Bank Leumi Le-Israel BM	2,809	61,904
Bank of America Corp.	13,473	741,015
Bank of Ireland Group PLC	1,827	34,942
Bank of Montreal	1,369	177,789
Bank of Nova Scotia (The)	2,376	175,238
Bankinter SA	1,291	21,399
Banque Cantonale Vaudoise (REG)(b)	58	7,332
Barclays PLC	26,735	171,134
BNP Paribas SA	1,925	182,118
BOC Hong Kong Holdings Ltd.–Class H	7,082	35,941
BPER Banca SpA(b)	2,821	38,119
CaixaBank SA(b)	7,462	91,231
Canadian Imperial Bank of Commerce	1,780	161,368
Chiba Bank Ltd. (The)	1,079	12,042
Citigroup, Inc.	3,525	411,332

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Citizens Financial Group, Inc.	826	$48,247
Commerzbank AG	1,403	59,213
Commonwealth Bank of Australia(b)	3,204	341,992
Credit Agricole SA	2,043	42,061
Danske Bank A/S	1,279	63,868
DBS Group Holdings Ltd.	4,073	178,416
DNB Bank ASA	1,698	47,308
Erste Group Bank AG	590	70,747
Fifth Third Bancorp	1,267	59,308
FinecoBank Banca Fineco SpA	1,171	30,340
First Citizens BancShares, Inc./NC–Class A	17	36,485
Hang Seng Bank Ltd.–Class H	1,441	28,427
HSBC Holdings PLC	32,961	518,672
Huntington Bancshares, Inc./OH	3,009	52,206
ING Groep NV(b)	5,786	162,634
Intesa Sanpaolo SpA	27,272	188,452
Israel Discount Bank Ltd.–Class A	2,342	24,871
Japan Post Bank Co., Ltd.	3,422	48,172
JPMorgan Chase & Co.	5,265	1,696,488
KBC Group NV	440	57,304
KeyCorp	1,785	36,842
Lloyds Banking Group PLC	113,361	149,944
M&T Bank Corp.	299	60,243
Mitsubishi UFJ Financial Group, Inc.	21,940	348,211
Mizrahi Tefahot Bank Ltd.	295	20,611
Mizuho Financial Group, Inc.	4,811	175,575
National Australia Bank Ltd.(b)	5,865	164,905
National Bank of Canada	751	94,445
NatWest Group PLC	15,386	134,970
Nordea Bank Abp	5,946	111,869
Oversea-Chinese Banking Corp., Ltd.	6,480	99,554
PNC Financial Services Group, Inc. (The)	754	157,382
Raiffeisen Bank International AG	252	11,228
Regions Financial Corp.	1,709	46,314
Resona Holdings, Inc.	3,974	37,823
Royal Bank of Canada	2,691	458,757
Skandinaviska Enskilda Banken AB(b)	2,899	61,122
Societe Generale SA	1,353	108,922
Standard Chartered PLC	3,726	90,916
Sumitomo Mitsui Financial Group, Inc.	7,062	227,124
Sumitomo Mitsui Trust Group, Inc.	1,229	37,454
Svenska Handelsbanken AB–Class A	2,793	40,464

Company	Shares	U.S. $ Value

Swedbank AB–Class A(b)	1,626	$56,414
Toronto-Dominion Bank (The)(b)	3,257	306,966
Truist Financial Corp.	2,469	121,499
UniCredit SpA	2,684	222,307
United Overseas Bank Ltd.	2,414	65,747
US Bancorp	2,980	159,013
Wells Fargo & Co.	6,134	571,689
Westpac Banking Corp.(b)	6,549	168,057
Yokohama Financial Group, Inc.	1,971	16,294

		11,436,600

CAPITAL MARKETS–2.2%
3i Group PLC	1,902	83,400
Ameriprise Financial, Inc.	181	88,752
Amundi SA	118	9,753
Ares Management Corp.–Class A	413	66,753
ASX Ltd.	372	12,738
Bank of New York Mellon Corp. (The)	1,350	156,722
Blackrock, Inc.	282	301,836
Blackstone, Inc.	1,411	217,492
Brookfield Asset Management Ltd.–Class A(b)	784	41,069
Brookfield Corp.	3,945	181,133
Carlyle Group, Inc. (The)(b)	450	26,600
Cboe Global Markets, Inc.	200	50,200
Charles Schwab Corp. (The)	3,302	329,903
CME Group, Inc.	690	188,425
CVC Capital Partners PLC(b)(c)	407	6,816
Daiwa Securities Group, Inc.(b)	2,553	22,374
Deutsche Bank AG (REG)	3,544	136,583
Deutsche Boerse AG	361	94,879
EQT AB(b)	946	36,956
Euronext NV(c)	146	21,932
Futu Holdings Ltd. (ADR)	118	19,377
Goldman Sachs Group, Inc. (The)	580	509,820
Hong Kong Exchanges & Clearing Ltd.–Class H	2,305	120,601
IGM Financial, Inc.(b)	159	7,160
Interactive Brokers Group, Inc.–Class A	853	54,856
Intercontinental Exchange, Inc.	1,096	177,508
Japan Exchange Group, Inc.	1,899	20,269
Julius Baer Group Ltd.	394	30,784
KKR & Co., Inc.	1,194	152,211
London Stock Exchange Group PLC	895	107,658
LPL Financial Holdings, Inc.	153	54,647
Macquarie Group Ltd.	693	93,645
Moody’s Corp.	310	158,364
Morgan Stanley	2,292	406,899

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

MSCI, Inc.	148	$84,912
Nasdaq, Inc.	879	85,377
Nomura Holdings, Inc.	5,752	47,917
Northern Trust Corp.	366	49,992
Partners Group Holding AG(b)	43	52,760
Raymond James Financial, Inc.	363	58,294
Robinhood Markets, Inc.–Class A(a)	1,408	159,245
S&P Global, Inc.	597	311,986
SBI Holdings, Inc.	1,074	23,145
Schroders PLC	1,388	7,587
Singapore Exchange Ltd.	1,641	21,602
State Street Corp.	543	70,052
T. Rowe Price Group, Inc.	421	43,102
TMX Group Ltd.	533	20,282
Tradeweb Markets, Inc.–Class A	223	23,981
UBS Group AG (REG)(a)	6,078	280,649

		5,328,998

CONSUMER FINANCE–0.3%
American Express Co.	1,066	394,367
Capital One Financial Corp.	1,224	296,648
SoFi Technologies, Inc.(a)(b)	2,293	60,031
Synchrony Financial	712	59,402

		810,448

FINANCIAL SERVICES–1.8%
Adyen NV(a)	48	77,404
Affirm Holdings, Inc.(a)	518	38,555
Apollo Global Management, Inc.	835	120,875
Banca Mediolanum SpA	428	9,718
Berkshire Hathaway, Inc.–Class B(a)	2,640	1,326,996
Block, Inc.(a)	1,052	68,475
Corebridge Financial, Inc.	548	16,533
Corpay, Inc.(a)	128	38,519
Edenred SE	459	10,147
EXOR NV(d)	179	15,205
Fidelity National Information Services, Inc.	1,000	66,460
Fiserv, Inc.(a)	1,041	69,924
Global Payments, Inc.	465	35,991
Groupe Bruxelles Lambert NV	153	13,605
Industrivarden AB–Class A	227	10,169
Industrivarden AB–Class C	299	13,384
Infratil Ltd.(b)	1,782	11,371
Investor AB–Class B	3,489	124,332
Jack Henry & Associates, Inc.	139	25,365
L E Lundbergforetagen AB–Class B	145	8,006
M&G PLC	4,374	16,839
Mastercard, Inc.–Class A	1,632	931,676

Company	Shares	U.S. $ Value

Mitsubishi HC Capital, Inc.(b)	1,684	$14,087
Nexi SpA(b)	1,010	4,978
ORIX Corp.	2,226	65,104
PayPal Holdings, Inc.	1,738	101,464
Poste Italiane SpA	875	21,966
Rocket Cos., Inc.–Class A	1,758	34,035
Sofina SA(b)	32	9,254
Sony Financial Group, Inc.	11,630	12,325
Toast, Inc.–Class A(a)	879	31,213
Visa, Inc.–Class A	3,253	1,140,860
Washington H Soul Pattinson & Co., Ltd.(b)	655	16,207
Wise PLC–Class A(a)	1,275	15,275

		4,516,317

INSURANCE–2.0%
Admiral Group PLC	498	21,303
Aegon Ltd.	2,531	19,682
Aflac, Inc.	973	107,293
Ageas SA/NV	286	20,037
AIA Group Ltd.–Class H	20,143	207,334
Allianz SE (REG)	739	341,697
Allstate Corp. (The)	505	105,116
American Financial Group, Inc./OH	128	17,495
American International Group, Inc.	1,061	90,769
Aon PLC–Class A	392	138,329
Arch Capital Group Ltd.(a)	715	68,583
Arthur J Gallagher & Co.	491	127,066
ASR Nederland NV	300	21,345
Aviva PLC	5,854	53,827
AXA SA	3,321	159,345
Brown & Brown, Inc.	555	44,234
Chubb Ltd.	725	226,287
Cincinnati Financial Corp.	299	48,833
Dai-ichi Life Holdings, Inc.	6,728	55,913
Erie Indemnity Co.–Class A	49	14,046
Everest Group Ltd.	80	27,148
F&G Annuities & Life, Inc.	29	895
Fairfax Financial Holdings Ltd.	40	76,234
Fidelity National Financial, Inc.	494	26,967
Generali(b)	1,632	68,199
Gjensidige Forsikring ASA	383	11,447
Great-West Lifeco, Inc.	531	26,187
Hannover Rueck SE	115	35,786
Hartford Insurance Group, Inc. (The)	538	74,136
Helvetia Baloise Holding AG	150	39,452
iA Financial Corp., Inc.	178	23,062
Insurance Australia Group Ltd.	4,528	24,031
Intact Financial Corp.	340	70,779
Japan Post Holdings Co., Ltd.	3,414	36,023

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Japan Post Insurance Co., Ltd.	356	$10,706
Legal & General Group PLC	10,909	38,395
Loews Corp.	338	35,595
Manulife Financial Corp.	3,245	117,832
Mapfre SA	1,769	8,877
Markel Group, Inc.(a)	24	51,592
Marsh & McLennan Cos., Inc.	942	174,760
Medibank Pvt. Ltd.	5,272	16,825
MetLife, Inc.	1,082	85,413
MS&AD Insurance Group Holdings, Inc.	2,462	57,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	250	164,522
NN Group NV	515	39,729
Phoenix Financial Ltd.	438	18,115
Phoenix Group Holdings PLC	1,345	13,315
Power Corp. of Canada(b)	1,064	56,551
Principal Financial Group, Inc.	427	37,666
Progressive Corp. (The)	1,122	255,502
Prudential Financial, Inc.	674	76,081
Prudential PLC	4,907	75,485
QBE Insurance Group Ltd.	2,892	38,288
Sampo Oyj–Class A(b)	4,636	56,090
Sompo Holdings, Inc.	1,698	57,634
Sun Life Financial, Inc.	1,073	66,981
Suncorp Group Ltd.(b)	2,073	24,335
Swiss Life Holding AG (REG)	55	63,351
Swiss Re AG(b)	572	95,289
T&D Holdings, Inc.	937	21,629
Talanx AG	124	16,472
Tokio Marine Holdings, Inc.	3,516	129,973
Travelers Cos., Inc. (The)	431	125,016
Tryg A/S	644	16,842
Unipol Assicurazioni SpA(b)	687	16,482
W R Berkley Corp.	581	40,740
Willis Towers Watson PLC	187	61,448
Zurich Insurance Group AG	280	211,877

		4,806,088

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)–0.0%
Annaly Capital Management, Inc.	1,229	27,480

		26,925,931

INDUSTRIALS–7.1%
AEROSPACE & DEFENSE–1.6%
Airbus SE	1,138	264,271
Axon Enterprise, Inc.(a)	143	81,214
BAE Systems PLC	5,754	132,429

Company	Shares	U.S. $ Value

Boeing Co. (The)(a)	1,448	$314,390
Bombardier, Inc.–Class B(a)(b)	169	28,750
CAE, Inc.(a)(b)	583	17,729
Dassault Aviation SA	38	12,183
Elbit Systems Ltd.	53	30,429
General Dynamics Corp.	438	147,457
General Electric Co.	2,030	625,301
HEICO Corp.	84	27,182
HEICO Corp.–Class A	145	36,602
Hensoldt AG	122	10,449
Howmet Aerospace, Inc.	733	150,280
Kongsberg Gruppen ASA	842	21,576
L3Harris Technologies, Inc.	358	105,098
Leonardo SpA	775	44,330
Lockheed Martin Corp.	402	194,435
Melrose Industries PLC	2,416	19,055
MTU Aero Engines AG	103	42,696
Northrop Grumman Corp.	260	148,255
Rheinmetall AG	88	160,547
Rocket Lab Corp.(a)	837	58,389
Rolls-Royce Holdings PLC	16,115	249,230
RTX Corp.	2,573	471,888
Saab AB–Class B	613	35,566
Safran SA	689	239,990
Singapore Technologies Engineering Ltd.	2,988	19,524
Textron, Inc.	341	29,725
Thales SA	177	47,749
TransDigm Group, Inc.	108	143,624

		3,910,343

AIR FREIGHT & LOGISTICS–0.2%
CH Robinson Worldwide, Inc.	226	36,332
Deutsche Post AG	1,838	100,218
DSV A/S	391	98,476
Expeditors International of Washington, Inc.	260	38,743
FedEx Corp.	429	123,921
InPost SA(a)	479	5,886
SG Holdings Co., Ltd.(b)	551	5,042
United Parcel Service, Inc.–Class B	1,409	139,759

		548,377

BUILDING PRODUCTS–0.4%
AGC, Inc.	375	12,436
Allegion PLC	164	26,112
Assa Abloy AB–Class B	1,919	74,133
Belimo Holding AG (REG)	19	18,564
Builders FirstSource, Inc.(a)	212	21,813
Carlisle Cos., Inc.	82	26,229
Carrier Global Corp.	1,467	77,516
Cie de Saint-Gobain SA	860	87,455
Daikin Industries Ltd.	505	64,585
Geberit AG (REG)	65	50,480

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Johnson Controls International PLC	1,253	$150,047
Kingspan Group PLC	294	25,334
Lennox International, Inc.	61	29,620
Masco Corp.	401	25,448
Nibe Industrier AB–Class B(b)	2,901	11,089
Otis Worldwide Corp.	752	65,687
ROCKWOOL A/S–Class B	185	6,500
Trane Technologies PLC	426	165,799

		938,847

COMMERCIAL SERVICES & SUPPLIES–0.3%
Brambles Ltd.	2,609	39,840
Cintas Corp.	693	130,333
Copart, Inc.(a)	1,760	68,904
Dai Nippon Printing Co., Ltd.	753	12,962
Element Fleet Management Corp.(b)	768	20,172
GFL Environmental, Inc.	468	20,104
RB Global, Inc.(b)	355	36,549
Rentokil Initial PLC	4,836	28,854
Republic Services, Inc.	418	88,587
Rollins, Inc.	557	33,431
Secom Co., Ltd.	804	28,569
Securitas AB–Class B(b)	942	14,981
TOPPAN Holdings, Inc.(b)	451	13,407
Veralto Corp.	475	47,395
Waste Connections, Inc.	493	86,452
Waste Management, Inc.	771	169,396

		839,936

CONSTRUCTION & ENGINEERING–0.3%
ACS Actividades de Construccion y Servicios SA	338	33,552
AECOM	254	24,214
AtkinsRealis Group, Inc.	317	20,463
Bouygues SA	367	19,079
Comfort Systems USA, Inc.	68	63,464
Eiffage SA	131	18,770
EMCOR Group, Inc.	86	52,614
Ferrovial SE(b)	983	63,689
HOCHTIEF AG	30	11,744
Kajima Corp.	809	30,165
Obayashi Corp.	1,243	26,013
Quanta Services, Inc.	285	120,287
Skanska AB–Class B	652	17,766
Stantec, Inc.	218	20,571
Taisei Corp.	298	28,242
Vinci SA	955	134,352
WSP Global, Inc.	250	45,266

		730,251

ELECTRICAL EQUIPMENT–0.9%
ABB Ltd. (REG)	3,001	221,226
AMETEK, Inc.	442	90,747

Company	Shares	U.S. $ Value

Bloom Energy Corp.–Class A(a)	426	$37,015
Eaton Corp. PLC	745	237,290
Emerson Electric Co.	1,078	143,072
Fuji Electric Co., Ltd.	257	19,490
Fujikura Ltd.	481	53,341
GE Vernova, Inc.	521	340,510
Hubbell, Inc.	102	45,299
Legrand SA	502	74,629
Mitsubishi Electric Corp.	3,640	106,131
NIDEC Corp.(a)(b)	1,598	21,698
Prysmian SpA(b)	539	53,769
Rockwell Automation, Inc.	215	83,650
Schneider Electric SE	1,050	287,254
Siemens Energy AG	1,484	208,188
Vertiv Holdings Co.–Class A	694	112,435
Vestas Wind Systems A/S	1,934	52,309

		2,188,053

GROUND TRANSPORTATION–0.5%
Canadian National Railway Co.	1,007	99,596
Canadian Pacific Kansas City Ltd.(b)	1,737	127,882
Central Japan Railway Co.	1,478	40,941
CSX Corp.	3,570	129,412
East Japan Railway Co.	1,845	48,628
Grab Holdings Ltd.–Class A(a)	4,541	22,660
Hankyu Hanshin Holdings, Inc.(b)	460	11,569
JB Hunt Transport Services, Inc.	148	28,762
MTR Corp., Ltd.–Class H(b)	2,978	11,406
Norfolk Southern Corp.	430	124,150
Old Dominion Freight Line, Inc.	362	56,762
TFI International, Inc.(b)	150	15,504
Tokyo Metro Co., Ltd.(b)	556	5,660
Tokyu Corp.	957	11,184
Uber Technologies, Inc.(a)	3,793	309,926
Union Pacific Corp.	1,136	262,779
West Japan Railway Co.(b)	811	16,159

		1,322,980

INDUSTRIAL CONGLOMERATES–0.5%
3M Co.	1,020	163,302
CK Hutchison Holdings Ltd.–Class H	5,131	34,883
DCC PLC	186	11,588
Hikari Tsushin, Inc.	34	9,527
Hitachi Ltd.	8,768	274,978
Honeywell International, Inc.	1,216	237,229
Investment AB Latour–Class B(b)	283	6,875
Jardine Matheson Holdings Ltd.	311	21,224

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Keppel Ltd.	2,787	$22,407
Lifco AB–Class B(b)	446	16,903
Sekisui Chemical Co., Ltd.	717	12,058
Siemens AG (REG)	1,455	407,511
Smiths Group PLC	625	19,769
Swire Pacific Ltd.–Class H	671	5,409

		1,243,663

MACHINERY–1.2%
Alfa Laval AB	554	27,778
Alstom SA(a)	663	19,560
Atlas Copco AB–Class A(b)	5,140	91,505
Atlas Copco AB–Class B	2,987	47,752
Caterpillar, Inc.	897	513,864
CNH Industrial NV	1,676	15,453
Cummins, Inc.	265	135,269
Daifuku Co., Ltd.	618	19,452
Daimler Truck Holding AG	910	39,414
Deere & Co.	492	229,060
Dover Corp.	263	51,348
Epiroc AB–Class A	1,262	28,448
Epiroc AB–Class B	747	15,029
FANUC Corp.	1,786	69,504
Fortive Corp.	648	35,776
GEA Group AG	280	18,923
Graco, Inc.	317	25,985
IDEX Corp.	144	25,623
IHI Corp.	1,969	34,616
Illinois Tool Works, Inc.	530	130,539
Indutrade AB(b)	523	13,557
Ingersoll Rand, Inc.	761	60,286
Kawasaki Heavy Industries Ltd.	289	19,165
Knorr-Bremse AG	139	15,421
Komatsu Ltd.	1,820	57,753
Kone Oyj–Class B	651	46,119
Kubota Corp.	1,872	26,528
Makita Corp.(b)	429	13,003
Metso Oyj(b)	1,270	22,097
Minebea Mitsumi, Inc.(b)	695	13,985
Mitsubishi Heavy Industries Ltd.	6,133	149,722
Nordson Corp.	102	24,524
PACCAR, Inc.	1,005	110,058
Parker-Hannifin Corp.	242	212,708
Pentair PLC	314	32,700
Rational AG	10	7,721
Sandvik AB	2,042	65,959
Schindler Holding AG	78	29,333
Schindler Holding AG (REG)	45	15,923
SKF AB–Class B	653	17,284
SMC Corp.	110	38,060
Snap-on, Inc.	101	34,805
Spirax Group PLC	141	12,887
Techtronic Industries Co., Ltd.–Class H	2,803	32,243
Toyota Industries Corp.(a)(b)	312	35,370

Company	Shares	U.S. $ Value

Trelleborg AB–Class B	388	$16,401
VAT Group AG(c)	52	24,965
Volvo AB–Class B	3,043	96,842
Wartsila Oyj Abp(b)	963	34,095
Westinghouse Air Brake Technologies Corp.	327	69,798
Xylem, Inc./NY	465	63,324
Yangzijiang Shipbuilding Holdings Ltd.	4,943	13,353

		3,000,887

MARINE TRANSPORTATION–0.0%
AP Moller–Maersk A/S–Class A	6	13,763
AP Moller–Maersk A/S–Class B	8	18,356
Kawasaki Kisen Kaisha Ltd.(b)	673	9,368
Kuehne & Nagel International AG (REG)	92	19,730
Mitsui OSK Lines Ltd.(b)	660	19,842
Nippon Yusen KK	831	26,917
SITC International Holdings Co., Ltd.–Class H	2,584	9,247

		117,223

PASSENGER AIRLINES–0.1%
ANA Holdings, Inc.	306	5,811
Delta Air Lines, Inc.	313	21,722
Deutsche Lufthansa AG (REG)	1,149	11,288
International Consolidated Airlines Group SA	2,263	12,565
Japan Airlines Co., Ltd.	276	5,119
Qantas Airways Ltd.	1,420	9,810
Ryanair Holdings PLC	1,616	55,716
Singapore Airlines Ltd.(b)	2,897	14,384
United Airlines Holdings, Inc.(a)	155	17,332

		153,747

PROFESSIONAL SERVICES–0.5%
Automatic Data Processing, Inc.	776	199,610
Booz Allen Hamilton Holding Corp.	236	19,909
Broadridge Financial Solutions, Inc.	223	49,767
Bureau Veritas SA	652	20,742
Computershare Ltd.	997	22,596
Equifax, Inc.	237	51,424
Experian PLC	1,757	79,217
Intertek Group PLC	296	18,357
Jacobs Solutions, Inc.	229	30,333
Leidos Holdings, Inc.	233	42,033
Paychex, Inc.	620	69,552

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Paycom Software, Inc.	97	$15,458
Randstad NV(b)	208	7,897
Recruit Holdings Co., Ltd.	2,544	142,951
RELX PLC	3,495	140,802
SGS SA (REG)	317	36,362
SS&C Technologies Holdings, Inc.	421	36,804
Thomson Reuters Corp.	301	39,722
TransUnion	373	31,985
Verisk Analytics, Inc.	268	59,949
Wolters Kluwer NV	445	46,092

		1,161,562

TRADING COMPANIES & DISTRIBUTORS–0.5%
AddTech AB–Class B	498	17,539
AerCap Holdings NV	338	48,591
Ashtead Group PLC	807	55,021
Beijer Ref AB(b)	783	12,565
Brenntag SE	235	13,640
Bunzl PLC	622	17,369
Fastenal Co.	2,197	88,165
Ferguson Enterprises, Inc.	375	83,486
ITOCHU Corp.(b)	11,375	143,744
Marubeni Corp.	2,702	75,251
Mitsubishi Corp.(b)	6,158	140,850
Mitsui & Co., Ltd.	4,727	140,379
MonotaRO Co., Ltd.	480	7,643
Rexel SA	429	16,826
SGH Ltd.(b)	390	12,037
Sumitomo Corp.	2,086	72,202
Toromont Industries Ltd.	156	18,873
Toyota Tsusho Corp.	1,321	44,543
United Rentals, Inc.	123	99,546
Watsco, Inc.(b)	67	22,576
WW Grainger, Inc.	87	87,787

		1,218,633

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA	1,436	40,123
Aeroports de Paris SA	66	8,613
Auckland International Airport Ltd.	3,245	15,563
Getlink SE	579	10,688
Transurban Group(b)	5,963	56,431

		131,418

		17,505,920

CONSUMER DISCRETIONARY–6.5%
AUTOMOBILE COMPONENTS–0.1%
Aisin Corp.	944	17,687
Aptiv PLC(a)	417	31,730
Bridgestone Corp.	2,186	49,183
Cie Generale des Etablissements Michelin SCA	1,284	42,560
Continental AG	211	16,746

Company	Shares	U.S. $ Value

Denso Corp.	3,343	$46,174
Magna International, Inc.	512	27,294
Sumitomo Electric Industries Ltd.	1,367	55,059

		286,433

AUTOMOBILES–1.5%
Bayerische Motoren Werke AG	537	58,230
Bayerische Motoren Werke AG (Preference Shares)	105	11,189
Dr. Ing hc F Porsche AG (Preference Shares)(a)(c)	218	11,611
Ferrari NV	241	89,559
Ford Motor Co.	7,485	98,203
General Motors Co.	1,823	148,246
Honda Motor Co., Ltd.	7,578	74,376
Isuzu Motors Ltd.(b)	1,024	15,982
Mercedes-Benz Group AG	1,383	95,872
Nissan Motor Co., Ltd.(a)(b)	4,265	10,598
Porsche Automobil Holding SE (Preference Shares)	293	13,670
Renault SA	368	15,232
Rivian Automotive, Inc.–Class A(a)	1,505	29,664
Stellantis NV(b)	3,861	42,281
Subaru Corp.	1,122	24,158
Suzuki Motor Corp.	3,008	44,986
Tesla, Inc.(a)	5,412	2,433,885
Toyota Motor Corp.(b)	18,136	389,509
Volkswagen AG (Preference Shares)	395	48,205
Yamaha Motor Co., Ltd.(b)	1,754	13,008

		3,668,464

BROADLINE RETAIL–2.1%
Amazon.com, Inc.(a)	18,379	4,242,241
Canadian Tire Corp., Ltd.–Class A(b)	96	12,166
Cie Financiere Richemont SA (REG)–Class A	1,029	221,905
Dollarama, Inc.	525	78,466
eBay, Inc.	875	76,212
MercadoLibre, Inc.(a)	87	175,241
Next PLC	223	41,054
Pan Pacific International Holdings Corp.	3,647	21,725
Prosus NV(a)	2,505	155,107
Rakuten Group, Inc.(a)	2,898	18,570
Ryohin Keikaku Co., Ltd.(b)	967	17,075
Sea Ltd. (ADR)(a)	732	93,381
Wesfarmers Ltd.	2,173	117,066

		5,270,209

DISTRIBUTORS–0.0%
D’ieteren Group(b)	41	7,385
Genuine Parts Co.	266	32,707

		40,092

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

DIVERSIFIED CONSUMER SERVICES–0.0%
Pearson PLC	1,104	$15,609

HOTELS, RESTAURANTS & LEISURE–1.1%
Accor SA	375	21,141
Airbnb, Inc.–Class A(a)	822	111,562
Amadeus IT Group SA	863	63,872
Aristocrat Leisure Ltd.	1,054	40,805
Booking Holdings, Inc.	62	332,030
Carnival Corp.	2,010	61,385
Chipotle Mexican Grill, Inc.(a)	2,568	95,016
Compass Group PLC	3,250	102,976
Darden Restaurants, Inc.	223	41,036
Delivery Hero SE(a)	371	9,780
Domino’s Pizza, Inc.	61	25,426
DoorDash, Inc.–Class A(a)	732	165,783
DraftKings, Inc.–Class A(a)(b)	855	29,463
Entain PLC	1,163	11,955
Evolution AB(b)(c)	254	17,247
Expedia Group, Inc.	226	64,028
FDJ United	213	5,896
Flutter Entertainment PLC(a)(b)	320	68,813
Galaxy Entertainment Group Ltd.–Class H	4,186	20,640
Hilton Worldwide Holdings, Inc.	451	129,550
Hyatt Hotels Corp.–Class A	81	12,986
InterContinental Hotels Group PLC	277	38,926
Las Vegas Sands Corp.	591	38,468
Lottery Corp., Ltd. (The)	4,261	14,641
Marriott International, Inc./MD–Class A	442	137,126
McDonald’s Corp.	1,366	417,491
Oriental Land Co., Ltd./Japan(b)	2,067	38,239
Restaurant Brands International, Inc.	596	40,670
Royal Caribbean Cruises Ltd.	494	137,787
Sands China Ltd.–Class H	4,647	11,722
Sodexo SA	169	8,659
Starbucks Corp.	2,176	183,241
Whitbread PLC	331	11,345
Yum! Brands, Inc.	531	80,330
Zensho Holdings Co., Ltd.(b)	185	10,601

		2,600,636

HOUSEHOLD DURABLES–0.3%
Barratt Redrow PLC	2,603	13,372
D.R. Horton, Inc.	514	74,031
Garmin Ltd.	313	63,492
Lennar Corp.	407	41,840
NVR, Inc.(a)	5	36,464

Company	Shares	U.S. $ Value

Panasonic Holdings Corp.	4,462	$57,846
PulteGroup, Inc.	378	44,324
Sekisui House Ltd.	1,142	25,482
Sony Group Corp.	11,769	301,886

		658,737

LEISURE PRODUCTS–0.0%
Bandai Namco Holdings, Inc.	1,120	29,810
Shimano, Inc.	143	14,954

		44,764

SPECIALTY RETAIL–1.0%
AutoZone, Inc.(a)	32	108,528
Avolta AG(a)(b)	168	9,909
Best Buy Co., Inc.	382	25,567
Burlington Stores, Inc.(a)	121	34,951
Carvana Co.(a)	251	105,927
Dick’s Sporting Goods, Inc.	127	25,142
Dynatrace, Inc.(a)	577	25,007
Fast Retailing Co., Ltd.	365	132,345
H & M Hennes & Mauritz AB–Class B(b)	945	18,941
Home Depot, Inc. (The)	1,906	655,855
Industria de Diseno Textil SA(b)	2,089	137,800
JD Sports Fashion PLC	4,824	5,468
Kingfisher PLC	3,329	14,014
Lowe’s Cos., Inc.	1,074	259,006
Nitori Holdings Co., Ltd.(b)	767	13,387
O’Reilly Automotive, Inc.(a)	1,625	148,216
Ross Stores, Inc.	623	112,227
Sanrio Co., Ltd.	342	10,701
TJX Cos., Inc. (The)	2,131	327,343
Tractor Supply Co.	1,015	50,760
Ulta Beauty, Inc.(a)	86	52,031
Williams-Sonoma, Inc.	233	41,612
Zalando SE(a)	430	12,688
ZOZO, Inc.(b)	854	7,043

		2,334,468

TEXTILES, APPAREL & LUXURY GOODS–0.4%
adidas AG	327	64,709
Asics Corp.	1,335	32,049
Deckers Outdoor Corp.(a)	284	29,442
Gildan Activewear, Inc.(b)	271	16,939
Hermes International SCA	61	151,454
Kering SA	143	49,969
Lululemon Athletica, Inc.(a)	206	42,809
LVMH Moet Hennessy Louis Vuitton SE	479	361,039
Moncler SpA	447	28,572
NIKE, Inc.–Class B	2,277	145,068
Pandora A/S	151	16,698
Swatch Group AG (The)(b)	55	11,564
Tapestry, Inc.	400	51,108

		1,001,420

		15,920,832

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

HEALTH CARE–6.3%
BIOTECHNOLOGY–1.0%
AbbVie, Inc.	3,383	$772,982
Alnylam Pharmaceuticals, Inc.(a)	251	99,810
Amgen, Inc.	1,038	339,748
Argenx SE(a)	118	99,538
Biogen, Inc.(a)	281	49,453
CSL Ltd.	929	106,911
Genmab A/S(a)	117	36,268
Gilead Sciences, Inc.	2,376	291,630
Grifols SA(b)	571	7,137
Incyte Corp.(a)	318	31,409
Insmed, Inc.(a)	405	70,486
Natera, Inc.(a)	250	57,272
Neurocrine Biosciences, Inc.(a)	190	26,948
Regeneron Pharmaceuticals, Inc.	199	153,602
Swedish Orphan Biovitrum AB(a)(b)	376	13,494
United Therapeutics Corp.(a)	82	39,954
Vertex Pharmaceuticals, Inc.(a)	491	222,600

		2,419,242

HEALTH CARE EQUIPMENT & SUPPLIES–1.2%
Abbott Laboratories	3,333	417,592
Alcon AG	957	75,725
Baxter International, Inc.(b)	983	18,785
Becton Dickinson & Co.	549	106,544
BioMerieux	79	10,222
Boston Scientific Corp.(a)	2,837	270,508
Cochlear Ltd.(b)	125	21,702
Coloplast A/S–Class B	241	20,662
Cooper Cos., Inc. (The)(a)	381	31,227
Demant A/S(a)	184	6,200
Dexcom, Inc.(a)	751	49,844
Edwards Lifesciences Corp.(a)	1,124	95,821
EssilorLuxottica SA	576	182,130
Fisher & Paykel Healthcare Corp., Ltd.	1,124	24,421
GE HealthCare Technologies, Inc.	874	71,685
Hologic, Inc.(a)	426	31,733
Hoya Corp.	657	99,647
IDEXX Laboratories, Inc.(a)	153	103,509
Insulet Corp.(a)	135	38,372
Intuitive Surgical, Inc.(a)	686	388,523
Koninklijke Philips NV	1,475	40,163
Medtronic PLC	2,456	235,923
Olympus Corp.(b)	2,180	27,641
ResMed, Inc.	279	67,203
Siemens Healthineers AG	648	33,967
Smith & Nephew PLC	1,543	25,662
Solventum Corp.(a)	298	23,613

Company	Shares	U.S. $ Value

Sonova Holding AG (REG)	97	$25,091
STERIS PLC	189	47,915
Straumann Holding AG (REG)(a)(b)	214	24,996
Stryker Corp.	659	231,619
Sysmex Corp.	964	9,467
Terumo Corp.	2,550	37,065
Zimmer Biomet Holdings, Inc.	379	34,080

		2,929,257

HEALTH CARE PROVIDERS & SERVICES–0.8%
Cardinal Health, Inc.	455	93,503
Cencora, Inc.	353	119,226
Centene Corp.(a)	940	38,681
Cigna Group (The)	511	140,643
CVS Health Corp.	2,429	192,765
Elevance Health, Inc.	431	151,087
Fresenius Medical Care AG	421	20,109
Fresenius SE & Co. KGaA	809	46,349
HCA Healthcare, Inc.	314	146,594
Humana, Inc.	230	58,910
Labcorp Holdings, Inc.	159	39,890
McKesson Corp.	238	195,229
Quest Diagnostics, Inc.	214	37,135
Sigma Healthcare Ltd.(b)	9,945	19,469
Sonic Healthcare Ltd.	899	13,536
UnitedHealth Group, Inc.	1,734	572,411
Universal Health Services, Inc.–Class B	108	23,546

		1,909,083

HEALTH CARE TECHNOLOGY–0.0%
M3, Inc.(b)	845	11,368
Pro Medicus Ltd.	110	16,155
Veeva Systems, Inc.–Class A(a)	298	66,522

		94,045

LIFE SCIENCES TOOLS & SERVICES–0.5%
Agilent Technologies, Inc.	543	73,886
Danaher Corp.	1,234	282,487
Eurofins Scientific SE	227	16,600
Illumina, Inc.(a)	294	38,561
IQVIA Holdings, Inc.(a)	326	73,484
Lonza Group AG (REG)(a)	134	90,346
Mettler-Toledo International, Inc.(a)	39	54,373
QIAGEN NV(a)	415	18,873
Sartorius AG (Preference Shares)	50	14,398
Sartorius Stedim Biotech	56	13,755
Thermo Fisher Scientific, Inc.	723	418,942
Waters Corp.(a)	114	43,301

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

West Pharmaceutical Services, Inc.	138	$37,969

		1,176,975

PHARMACEUTICALS–2.8%
Astellas Pharma, Inc.	3,463	46,091
AstraZeneca PLC	2,969	549,441
Bayer AG (REG)	1,881	81,590
Bristol-Myers Squibb Co.	3,897	210,204
Chugai Pharmaceutical Co., Ltd.	1,285	67,413
Daiichi Sankyo Co., Ltd.	3,263	69,288
Eisai Co., Ltd.(b)	502	14,905
Eli Lilly & Co.	1,540	1,655,007
Financiere de Tubize SA(b)	38	9,274
Galderma Group AG(a)	296	60,275
GSK PLC	7,783	190,818
Haleon PLC	17,054	86,180
Hikma Pharmaceuticals PLC	319	6,650
Ipsen SA	72	10,046
Johnson & Johnson	4,582	948,245
Kyowa Kirin Co., Ltd.	453	7,291
Merck & Co., Inc.	4,783	503,459
Merck KGaA	247	35,253
Novartis AG (REG)	3,640	501,577
Novo Nordisk A/S–Class B	6,167	312,781
Orion Oyj–Class B(b)	209	15,593
Otsuka Holdings Co., Ltd.	831	47,001
Pfizer, Inc.	10,886	271,061
Recordati Industria Chimica e Farmaceutica SpA	220	12,489
Roche Holding AG (BR)	61	25,759
Roche Holding AG (Genusschein)	1,345	555,445
Royalty Pharma PLC–Class A	786	30,371
Sandoz Group AG	800	58,085
Sanofi SA	2,115	204,637
Shionogi & Co., Ltd.(b)	1,447	26,190
Takeda Pharmaceutical Co., Ltd.	3,045	94,594
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,196	68,537
UCB SA	242	67,428
Zoetis, Inc.	849	106,821

		6,949,799

		15,478,401

COMMUNICATION SERVICES–5.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.6%
AT&T, Inc.	13,691	340,084
BCE, Inc.	143	3,411
BT Group PLC	11,449	28,364
Cellnex Telecom SA(b)	947	30,495
Charter Communications, Inc.–Class A(a)(b)	170	35,488

Company	Shares	U.S. $ Value

Comcast Corp.–Class A	7,052	$210,784
Deutsche Telekom AG (REG)	7,044	229,290
Elisa Oyj	272	12,054
HKT Trust & HKT Ltd.–Class H	7,253	10,740
Infrastrutture Wireless Italiane SpA(b)	535	4,951
Koninklijke KPN NV	7,446	34,793
NTT, Inc.	57,186	57,729
Orange SA	3,565	59,488
Singapore Telecommunications Ltd.	14,222	50,317
Swisscom AG (REG)	50	36,318
Telecom Italia SpA/Milano(a)(b)	22,011	13,223
Telefonica SA(b)	7,055	28,960
Telenor ASA	1,179	17,148
Telia Co. AB	4,517	19,306
Telstra Group Ltd.	7,605	24,675
TELUS Corp.	974	12,837
Verizon Communications, Inc.	8,073	328,813

		1,589,268

ENTERTAINMENT–0.9%
Bollore SE	1,344	7,553
Capcom Co., Ltd.	663	15,401
CTS Eventim AG & Co. KGaA	119	10,894
Electronic Arts, Inc.	455	92,970
Konami Group Corp.(b)	192	26,075
Liberty Media Corp.–Liberty Formula One–Class C(a)	407	40,094
Live Nation Entertainment, Inc.(a)(b)	310	44,175
Netflix, Inc.(a)	8,136	762,831
Nexon Co., Ltd.	630	15,389
Nintendo Co., Ltd.	2,113	142,658
ROBLOX Corp.–Class A(a)	1,114	90,267
Spotify Technology SA(a)	299	173,632
Take-Two Interactive Software, Inc.(a)	353	90,379
Toho Co., Ltd./Tokyo	202	10,291
Universal Music Group NV(b)	2,107	54,929
Walt Disney Co. (The)	3,443	391,710
Warner Bros Discovery, Inc.(a)	4,504	129,805

		2,099,053

INTERACTIVE MEDIA & SERVICES–3.8%
Alphabet, Inc.–Class A	11,138	3,486,194
Alphabet, Inc.–Class C	9,357	2,936,227
Auto Trader Group PLC	1,656	13,065
CAR Group Ltd.	724	14,828
LY Corp.	5,315	14,143
Meta Platforms, Inc.–Class A	4,155	2,742,674
Pinterest, Inc.–Class A(a)	1,149	29,748

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

REA Group Ltd.(b)	101	$12,312
Reddit, Inc.–Class A(a)	193	44,365
Scout24 SE	144	14,463
Snap, Inc.–Class A(a)	2,061	16,632

		9,324,651

MEDIA–0.1%
EchoStar Corp.–Class A(a)(b)	269	29,240
Fox Corp.–Class A	402	29,374
Fox Corp.–Class B	293	19,025
Informa PLC	2,478	29,402
News Corp.–Class A	720	18,807
Omnicom Group, Inc.	371	29,958
Publicis Groupe SA	438	45,485
Trade Desk, Inc. (The)–Class A(a)	853	32,380

		233,671

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.(b)	6,011	104,037
Rogers Communications, Inc.–Class B	698	26,347
SoftBank Corp.	54,890	75,362
SoftBank Group Corp.	7,316	205,238
T-Mobile US, Inc.	970	196,949
Tele2 AB–Class B	1,048	17,561
Vodafone Group PLC	36,671	48,883

		674,377

		13,921,020

CONSUMER STAPLES–3.4%
BEVERAGES–0.7%
Anheuser-Busch InBev SA/NV	1,893	121,495
Asahi Group Holdings Ltd.	2,765	28,982
Brown-Forman Corp.–Class B(b)	349	9,095
Carlsberg AS–Class B	180	23,559
Coca-Cola Co. (The)	7,828	547,255
Coca-Cola Europacific Partners PLC	398	36,099
Coca-Cola HBC AG(a)	418	21,625
Constellation Brands, Inc.–Class A	285	39,319
Davide Campari-Milano NV(b)	1,179	7,617
Diageo PLC	4,263	91,859
Heineken Holding NV	248	18,160
Heineken NV	551	45,461
Keurig Dr. Pepper, Inc.	2,471	69,213
Kirin Holdings Co., Ltd.	1,487	22,259
Monster Beverage Corp.(a)	1,402	107,491
PepsiCo, Inc.	2,618	375,735
Pernod Ricard SA	386	33,052
Suntory Beverage & Food Ltd.	266	7,999

		1,606,275

Company	Shares	U.S. $ Value

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.1%
Aeon Co., Ltd.(b)	4,262	$67,327
Alimentation Couche-Tard, Inc.	1,431	78,152
Carrefour SA	1,128	18,821
Coles Group Ltd.	2,570	36,734
Costco Wholesale Corp.	849	732,127
Dollar General Corp.	421	55,896
Dollar Tree, Inc.(a)	371	45,637
Empire Co., Ltd.–Class A	240	8,344
George Weston Ltd.	333	22,973
J Sainsbury PLC	3,291	14,417
Jeronimo Martins SGPS SA	542	12,898
Kesko Oyj–Class B	523	11,801
Kobe Bussan Co., Ltd.	288	6,932
Koninklijke Ahold Delhaize NV	1,717	70,409
Kroger Co. (The)	1,205	75,288
Loblaw Cos. Ltd.	1,143	51,673
Marks & Spencer Group PLC	3,938	17,524
MatsukiyoCocokara & Co.	628	10,873
Metro, Inc./CN	391	28,142
Seven & i Holdings Co., Ltd.	3,988	57,296
Sysco Corp.	916	67,500
Target Corp.	870	85,043
Tesco PLC	12,446	74,014
Walmart, Inc.	8,396	935,398
Woolworths Group Ltd.	2,339	45,763

		2,630,982

FOOD PRODUCTS–0.5%
Ajinomoto Co., Inc.	1,732	36,614
Archer-Daniels-Midland Co.	920	52,891
Associated British Foods PLC(b)	617	17,624
Barry Callebaut AG (REG)(b)	7	11,444
Bunge Global SA	268	23,873
Chocoladefabriken Lindt & Spruengli AG(b)	2	29,224
Danone SA	1,239	111,757
General Mills, Inc.	1,021	47,477
Hershey Co. (The)	284	51,682
Hormel Foods Corp.	579	13,722
J M Smucker Co. (The)	204	19,953
JDE Peet’s NV	327	12,229
Kerry Group PLC–Class A	310	28,329
Kikkoman Corp.(b)	1,299	11,796
Kraft Heinz Co. (The)	1,700	41,225
Lotus Bakeries NV	1	9,205
Magnum Ice Cream Co. NV (The)(a)	939	15,025
McCormick & Co., Inc./MD	485	33,033
Mondelez International, Inc.–Class A	2,478	133,391

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Mowi ASA	891	$21,433
Nestle SA (REG)	4,933	489,645
Orkla ASA	1,342	14,944
Salmar ASA	130	7,945
Saputo, Inc.	472	14,206
Tyson Foods, Inc.–Class A	547	32,065
WH Group Ltd.–Class H	15,960	17,780
Wilmar International Ltd.	3,676	8,792

		1,307,304

HOUSEHOLD PRODUCTS–0.4%
Church & Dwight Co., Inc.	466	39,074
Clorox Co. (The)	233	23,493
Colgate-Palmolive Co.	1,470	116,159
Essity AB–Class B	1,154	33,179
Henkel AG & Co. KGaA	199	15,145
Henkel AG & Co. KGaA (Preference Shares)	307	25,047
Kimberly-Clark Corp.	635	64,065
Procter & Gamble Co. (The)	4,481	642,172
Reckitt Benckiser Group PLC	1,293	104,629
Unicharm Corp.	2,139	12,222

		1,075,185

PERSONAL CARE PRODUCTS–0.3%
Beiersdorf AG	186	20,426
Estee Lauder Cos., Inc. (The)–Class A	450	47,124
Kao Corp.	892	35,601
Kenvue, Inc.	3,675	63,394
L’Oreal SA	460	197,485
Shiseido Co., Ltd.(b)	765	11,133
Unilever PLC	4,173	272,652

		647,815

TOBACCO–0.4%
Altria Group, Inc.	3,217	185,492
British American Tobacco PLC	4,186	237,307
Imperial Brands PLC	1,465	61,516
Japan Tobacco, Inc.	2,296	82,524
Philip Morris International, Inc.	2,980	477,992

		1,044,831

		8,312,392

ENERGY–2.1%
ENERGY EQUIPMENT & SERVICES–0.1%
Baker Hughes Co.	1,888	85,979
Halliburton Co.	1,633	46,149
SLB Ltd.	2,860	109,767
Tenaris SA	718	13,854

		255,749

Company	Shares	U.S. $ Value

OIL, GAS & CONSUMABLE FUELS–2.0%
Aker BP ASA	605	$15,395
ARC Resources Ltd.(b)	1,113	20,881
BP PLC	30,125	175,688
Cameco Corp.	834	76,367
Canadian Natural Resources Ltd.(b)	3,999	135,451
Cenovus Energy, Inc.	2,713	45,897
Cheniere Energy, Inc.	421	81,838
Chevron Corp.	3,691	562,545
ConocoPhillips	2,391	223,822
Coterra Energy, Inc.	1,461	38,454
Devon Energy Corp.	1,155	42,308
Diamondback Energy, Inc.	360	54,119
Enbridge, Inc.	4,175	199,784
ENEOS Holdings, Inc.	5,180	36,649
Eni SpA	3,917	74,251
EOG Resources, Inc.	1,045	109,735
EQT Corp.	1,195	64,052
Equinor ASA	1,469	34,642
Expand Energy Corp.	456	50,324
Exxon Mobil Corp.	8,163	982,335
Galp Energia SGPS SA	799	13,759
Idemitsu Kosan Co., Ltd.	1,480	11,206
Imperial Oil Ltd.	333	28,769
Inpex Corp.	1,687	33,741
Keyera Corp.	439	14,073
Kinder Morgan, Inc.	3,829	105,259
Marathon Petroleum Corp.	582	94,651
Neste Oyj(b)	810	18,325
Occidental Petroleum Corp.	1,414	58,144
OMV AG	282	15,693
ONEOK, Inc.	1,206	88,641
Pembina Pipeline Corp.	1,112	42,364
Phillips 66	774	99,877
Repsol SA	2,161	40,321
Santos Ltd.	6,217	25,534
Shell PLC	11,091	408,728
Suncor Energy, Inc.	2,315	102,750
Targa Resources Corp.	412	76,014
TC Energy Corp.(b)	1,991	109,635
Texas Pacific Land Corp.	111	31,881
TotalEnergies SE	3,803	247,948
Tourmaline Oil Corp.(b)	704	31,580
Valero Energy Corp.	595	96,860
Whitecap Resources, Inc.(b)	2,323	19,463
Williams Cos., Inc. (The)	2,338	140,537
Woodside Energy Group Ltd.(b)	3,640	56,757

		5,037,047

		5,292,796

MATERIALS–2.1%
CHEMICALS–0.8%
Air Liquide SA	1,108	208,253
Air Products & Chemicals, Inc.	426	105,231

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Akzo Nobel NV	327	$22,753
Asahi Kasei Corp.	2,352	20,906
BASF SE	1,709	89,925
CF Industries Holdings, Inc.	310	23,975
Corteva, Inc.	1,300	87,139
Dow, Inc.	1,357	31,727
DSM-Firmenich AG(a)	331	26,702
DuPont de Nemours, Inc.	802	32,240
Ecolab, Inc.	489	128,372
EMS-Chemie Holding AG(a)(b)	13	8,968
Evonik Industries AG	491	7,663
Givaudan SA (REG)	18	71,212
ICL Group Ltd.	1,483	8,528
IMCD NV(b)	113	10,256
International Flavors & Fragrances, Inc.	491	33,089
Linde PLC	898	382,898
LyondellBasell Industries NV–Class A	493	21,347
Mitsubishi Chemical Group Corp.	2,450	14,341
Nippon Paint Holdings Co., Ltd.(b)	1,815	12,153
Nippon Sanso Holdings Corp.(b)	332	9,918
Nitto Denko Corp.(b)	1,353	32,215
Novonesis Novozymes B–Class B	675	43,187
Nutrien Ltd.(b)	929	57,342
PPG Industries, Inc.	432	44,263
RPM International, Inc.	245	25,480
Sherwin-Williams Co. (The)	454	147,110
Shin-Etsu Chemical Co., Ltd.	3,229	100,296
Sika AG (REG)(a)	292	59,283
Syensqo SA(b)	139	11,134
Symrise AG	254	20,579
Toray Industries, Inc.(b)	2,654	17,304
Yara International ASA	317	12,972

		1,928,761

CONSTRUCTION MATERIALS–0.2%
Amrize Ltd.(a)	953	51,538
Buzzi SpA(b)	148	8,947
CRH PLC	1,292	161,241
Heidelberg Materials AG	256	66,370
Holcim AG(a)	977	95,111
Martin Marietta Materials, Inc.	115	71,606
Vulcan Materials Co.	253	72,161

		526,974

CONTAINERS & PACKAGING–0.1%
Amcor PLC(b)	4,420	36,863
Avery Dennison Corp.	149	27,100
Ball Corp.	495	26,220
CCL Industries, Inc.–Class B	280	17,687
International Paper Co.	960	37,814

Company	Shares	U.S. $ Value

Packaging Corp. of America	172	$35,472
Smurfit WestRock PLC	1,000	38,670

		219,826

METALS & MINING–1.0%
Agnico Eagle Mines Ltd.	963	163,308
Alamos Gold, Inc.–Class A(b)	805	31,084
Anglo American PLC	2,143	88,640
Antofagasta PLC	755	33,164
ArcelorMittal SA	898	41,236
Barrick Mining Corp.	3,260	142,010
BHP Group Ltd.(b)	9,725	293,492
Boliden AB(a)	544	30,135
Endeavour Mining PLC	370	19,332
Evolution Mining Ltd.	3,887	32,529
First Quantum Minerals Ltd.(a)	1,357	36,383
Fortescue Ltd.(b)	3,243	47,421
Franco-Nevada Corp.(b)	369	76,488
Freeport-McMoRan, Inc.	2,749	139,622
Fresnillo PLC	423	18,862
Glencore PLC(a)	19,248	105,222
Ivanhoe Mines Ltd.–Class A(a)(b)	1,495	17,003
JFE Holdings, Inc.(b)	1,101	14,036
Kinross Gold Corp.	2,322	65,403
Lundin Gold, Inc.	208	17,279
Lundin Mining Corp.	1,311	28,177
Lynas Rare Earths Ltd.(a)(b)	1,734	14,221
Newmont Corp.	2,103	209,984
Nippon Steel Corp.(b)	9,255	37,872
Norsk Hydro ASA	2,651	20,463
Northern Star Resources Ltd.	2,603	45,807
Nucor Corp.	440	71,768
Pan American Silver Corp.	808	41,891
Reliance, Inc.	101	29,176
Rio Tinto Ltd.(b)	711	69,362
Rio Tinto PLC	2,161	174,071
South32 Ltd.	8,614	20,390
Steel Dynamics, Inc.	268	45,413
Sumitomo Metal Mining Co., Ltd.	473	18,941
Teck Resources Ltd.–Class B	875	41,890
Wheaton Precious Metals Corp.	869	102,161

		2,384,236

PAPER & FOREST PRODUCTS–0.0%
Holmen AB–Class B(b)	135	5,178
Stora Enso Oyj–Class R(b)	1,115	13,921
Svenska Cellulosa AB SCA–Class B(b)	1,163	15,424
UPM-Kymmene Oyj(b)	1,010	29,199

		63,722

		5,123,519

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

UTILITIES–1.7%
ELECTRIC UTILITIES–1.0%
Acciona SA(b)	47	$10,229
Alliant Energy Corp.	492	31,985
American Electric Power Co., Inc.	1,024	118,077
BKW AG	40	8,484
Chubu Electric Power Co., Inc.	1,306	20,121
CK Infrastructure Holdings Ltd.–Class H	1,205	8,929
CLP Holdings Ltd.–Class H	3,143	28,114
Constellation Energy Corp.	598	211,255
Contact Energy Ltd.(b)	1,617	8,602
Duke Energy Corp.	1,489	174,526
Edison International	737	44,235
EDP SA	6,007	27,667
Elia Group SA/NV(b)	84	10,809
Emera, Inc.(b)	573	28,238
Endesa SA(b)	608	21,886
Enel SpA	15,573	161,918
Entergy Corp.	855	79,028
Evergy, Inc.	445	32,258
Eversource Energy	711	47,872
Exelon Corp.	1,934	84,303
FirstEnergy Corp.	1,050	47,008
Fortis, Inc./Canada(b)	964	50,119
Fortum Oyj	859	18,242
Hydro One Ltd.(c)	632	25,159
Iberdrola SA	12,153	263,154
Kansai Electric Power Co., Inc. (The)	1,814	28,488
NextEra Energy, Inc.	3,970	318,712
NRG Energy, Inc.	370	58,919
Oklo, Inc.(a)	212	15,213
Origin Energy Ltd.	3,298	25,185
PG&E Corp.	4,208	67,623
Power Assets Holdings Ltd.–Class H	2,651	18,786
PPL Corp.(b)	1,416	49,588
Redeia Corp. SA(b)	777	13,851
Southern Co. (The)	2,106	183,643
SSE PLC	2,309	67,695
Terna–Rete Elettrica Nazionale(b)	2,693	28,650
Verbund AG	130	9,439
Xcel Energy, Inc.	1,132	83,610

		2,531,620

GAS UTILITIES–0.1%
AltaGas Ltd.	573	17,471
APA Group(b)	2,518	15,046
Atmos Energy Corp.	307	51,462
Hong Kong & China Gas Co., Ltd.–Class H	21,426	19,315
Naturgy Energy Group SA	371	11,296
Osaka Gas Co., Ltd.	685	23,802
Snam SpA	3,860	25,649

Company	Shares	U.S. $ Value

Tokyo Gas Co., Ltd.	604	$23,945

		187,986

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
Brookfield Renewable Corp.	264	10,127
EDP Renovaveis SA	604	8,530
Meridian Energy Ltd.	2,525	8,155
Orsted AS(a)	1,012	19,319
RWE AG	1,211	64,167
Vistra Corp.	649	104,703

		215,001

MULTI-UTILITIES–0.4%
Ameren Corp.	518	51,727
Canadian Utilities Ltd.–Class A(b)	255	7,939
CenterPoint Energy, Inc.	1,250	47,925
Centrica PLC	9,036	20,603
CMS Energy Corp.	573	40,070
Consolidated Edison, Inc.	691	68,630
Dominion Energy, Inc.	1,633	95,677
DTE Energy Co.	397	51,205
E.ON SE	4,299	81,401
Engie SA	3,497	91,864
National Grid PLC	9,500	145,716
NiSource, Inc.	902	37,667
Public Service Enterprise Group, Inc.	956	76,767
Sembcorp Industries Ltd.(b)	1,710	7,994
Sempra	1,249	110,274
Veolia Environnement SA	1,207	42,001
WEC Energy Group, Inc.	616	64,963

		1,042,423

WATER UTILITIES–0.1%
American Water Works Co., Inc.	374	48,807
Essential Utilities, Inc.	537	20,599
Severn Trent PLC	519	19,489
United Utilities Group PLC	1,305	20,967

		109,862

		4,086,892

REAL ESTATE–1.2%
DIVERSIFIED REITS–0.0%
CapitaLand Integrated Commercial Trust(a)	11,202	20,791
Covivio SA/France	107	7,103
Land Securities Group PLC	1,355	11,330
Stockland	4,637	17,679
WP Carey, Inc.	419	26,967

		83,870

HEALTH CARE REITS–0.1%
Alexandria Real Estate Equities, Inc.	298	14,584
Healthpeak Properties, Inc.	1,330	21,386

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Ventas, Inc.	870	$67,321
Welltower, Inc.	1,281	237,766

		341,057

INDUSTRIAL REITS–0.2%
CapitaLand Ascendas REIT(a)	7,493	16,474
Goodman Group(b)	3,915	80,564
Prologis, Inc.	1,778	226,979
Segro PLC(b)	2,462	23,852

		347,869

OFFICE REITS–0.0%
BXP, Inc.(b)	288	19,434
Gecina SA	88	8,358
Nippon Building Fund, Inc.	15	13,671

		41,463

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Azrieli Group Ltd.	81	9,183
CapitaLand Investment Ltd./Singapore(b)	4,481	9,430
CBRE Group, Inc.–Class A(a)	570	91,650
CK Asset Holdings Ltd.–Class H	3,684	18,630
CoStar Group, Inc.(a)	811	54,532
Daito Trust Construction Co., Ltd.	561	10,683
Daiwa House Industry Co., Ltd.	1,073	35,644
Fastighets AB Balder–Class B(a)(b)	1,375	10,149
FirstService Corp.(b)	79	12,286
Henderson Land Development Co., Ltd.–Class H(b)	2,780	10,067
Hongkong Land Holdings Ltd.	2,090	14,519
Hulic Co., Ltd.	882	9,650
LEG Immobilien SE	145	10,576
Mitsubishi Estate Co., Ltd.	2,035	49,441
Mitsui Fudosan Co., Ltd.	5,058	57,481
Sagax AB–Class B(b)	421	9,004
Sino Land Co., Ltd.–Class H	7,004	9,216
Sumitomo Realty & Development Co., Ltd.(b)	1,184	29,725
Sun Hung Kai Properties Ltd.–Class H	2,773	33,765
Swiss Prime Site AG (REG)(a)	154	23,911
Unibail-Rodamco-Westfield	233	25,338
Vonovia SE	1,510	43,457
Wharf Holdings Ltd. (The)–Class H(b)	2,047	5,718
Company	Shares	U.S. $ Value

Wharf Real Estate Investment Co., Ltd.–Class H	3,196	10,101
Zillow Group, Inc.–Class C(a)	320	21,830

		615,986

RESIDENTIAL REITS–0.1%
American Homes 4 Rent–Class A	638	20,480
AvalonBay Communities, Inc.	273	49,497
Equity LifeStyle Properties, Inc.	352	21,335
Equity Residential	695	43,813
Essex Property Trust, Inc.	123	32,187
Invitation Homes, Inc.	1,115	30,986
Mid-America Apartment Communities, Inc.	224	31,116
Sun Communities, Inc.	240	29,738
UDR, Inc.	603	22,118

		281,270

RETAIL REITS–0.2%
Kimco Realty Corp.	1,296	26,270
Klepierre SA	412	16,301
Link REIT–Class H	4,975	22,213
Realty Income Corp.	1,751	98,704
Regency Centers Corp.	330	22,780
Scentre Group	9,986	27,915
Simon Property Group, Inc.	625	115,694
Vicinity Ltd.	7,485	12,743

		342,620

SPECIALIZED REITS–0.3%
American Tower Corp.	897	157,486
Crown Castle, Inc.	834	74,117
Digital Realty Trust, Inc.	653	101,026
Equinix, Inc.	187	143,272
Extra Space Storage, Inc.	406	52,869
Gaming & Leisure Properties, Inc.	542	24,222
Iron Mountain, Inc.	566	46,950
Public Storage	302	78,369
SBA Communications Corp.	206	39,847
VICI Properties, Inc.	2,042	57,421
Weyerhaeuser Co.	1,381	32,716

		808,295

		2,862,430

Total Common Stocks (cost $48,096,264)		158,453,747

AB Variable Products Series Fund

Company		Principal Amount (000)	U.S. $ Value

GOVERNMENTS– TREASURIES–33.5%
UNITED STATES–33.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	U.S.$	242	$116,184
2.00%, 02/15/2050		304	179,157
2.25%, 08/15/2046		3,437	2,270,636
2.25%, 08/15/2049		287	180,810
2.25%, 02/15/2052		2,209	1,346,896
2.375%, 11/15/2049		584	376,517
2.375%, 05/15/2051		1,716	1,086,189
2.50%, 02/15/2045		212	151,011
2.50%, 05/15/2046		441	307,254
2.75%, 08/15/2047		254	182,381
2.875%, 05/15/2043		221	172,026
2.875%, 08/15/2045		37	28,168
2.875%, 11/15/2046		187	138,317
2.875%, 05/15/2049		313	225,760
2.875%, 05/15/2052		417	292,909
3.00%, 05/15/2045		265	204,764
3.00%, 02/15/2047		238	179,640
3.00%, 05/15/2047		409	308,510
3.00%, 02/15/2048		350	261,753
3.00%, 08/15/2048		792	589,069
3.00%, 02/15/2049		257	189,888
3.125%, 02/15/2043		487	395,134
3.50%, 02/15/2039		555	507,427
3.625%, 08/15/2043		1,718	1,488,494
3.625%, 05/15/2053		247	200,382
3.75%, 11/15/2043		194	170,828
4.00%, 11/15/2052		208	180,973
4.25%, 05/15/2039		134	131,370
4.25%, 08/15/2054		266	241,987
4.375%, 11/15/2039		502	496,727
4.375%, 08/15/2043		195	187,148
4.50%, 02/15/2036		590	609,912
4.50%, 08/15/2039		179	179,589
4.625%, 02/15/2055		267	258,506
4.75%, 02/15/2037		279	292,682
4.75%, 05/15/2055		2,036	2,009,516
4.75%, 08/15/2055		585	578,029
4.875%, 08/15/2045		4	4,054
5.25%, 11/15/2028		2,017	2,106,398
5.375%, 02/15/2031		359	385,481
5.50%, 08/15/2028		762	797,181
6.125%, 11/15/2027		1,389	1,452,148
6.25%, 05/15/2030		374	412,198
U.S. Treasury Notes
0.625%, 05/15/2030		934	820,036
0.625%, 08/15/2030		572	497,828
0.75%, 01/31/2028		1,330	1,257,525
0.875%, 11/15/2030		566	495,250
1.00%, 07/31/2028		2,116	1,985,700
1.375%, 11/15/2031		407	354,600
1.50%, 02/15/2030		1,257	1,155,635
1.625%, 05/15/2031		2,970	2,663,719
1.875%, 02/15/2032		1,787	1,596,014
2.25%, 08/15/2027		2,292	2,247,388

Company		Principal Amount (000)	U.S. $ Value

2.25%, 11/15/2027	U.S.$	3,588	$3,509,063
2.375%, 05/15/2027		4,367	4,300,911
2.375%, 05/15/2029		1,533	1,474,745
2.625%, 02/15/2029		451	438,341
2.75%, 02/15/2028		645	635,055
2.75%, 08/15/2032		949	885,459
2.875%, 05/15/2028		400	394,671
2.875%, 05/15/2032		2,242	2,117,047
3.125%, 11/15/2028		912	901,962
3.125%, 08/31/2029		727	714,891
3.375%, 05/15/2033		1,115	1,073,946
3.50%, 04/30/2028		794	794,131
3.50%, 09/30/2029		832	828,685
3.50%, 02/15/2033		1,420	1,382,268
3.625%, 03/31/2028		1,209	1,212,094
3.625%, 08/15/2028		1,419	1,423,046
3.625%, 08/31/2029		807	807,141
3.625%, 09/30/2031		599	593,858
3.75%, 12/31/2028		1,202	1,208,922
3.75%, 12/31/2030		503	503,786
3.875%, 07/31/2027		714	718,239
3.875%, 03/15/2028		1,210	1,219,819
3.875%, 09/30/2032		520	519,188
3.875%, 08/15/2033		1,128	1,120,995
3.875%, 08/15/2034		868	856,142
4.00%, 06/30/2028		694	702,093
4.00%, 01/31/2029		561	568,363
4.00%, 07/31/2029		752	761,657
4.00%, 01/31/2031		340	343,973
4.00%, 02/15/2034		1,299	1,297,427
4.125%, 03/31/2031		357	363,349
4.125%, 10/31/2031		957	973,075
4.125%, 11/15/2032		1,062	1,075,952
4.25%, 06/30/2029		567	578,892
4.25%, 11/15/2034		316	319,923
4.25%, 05/15/2035		1,037	1,047,431
4.25%, 08/15/2035		705	711,279
4.375%, 08/31/2028		1,306	1,333,497
4.375%, 11/30/2030		493	507,674
4.375%, 05/15/2034		1,051	1,076,105
4.50%, 05/31/2029		1,211	1,246,470
4.50%, 11/15/2033		1,206	1,247,955
4.625%, 09/30/2028		578	594,505
4.625%, 04/30/2029		1,925	1,988,728
4.625%, 02/15/2035		705	732,922

Total Governments– Treasuries (cost $86,627,493)			82,053,373

AGENCIES–0.8%
AGENCY DEBENTURES–0.8%
Federal Farm Credit Banks Funding Corp. 4.625%, 03/05/2026		219	219,322
Federal Home Loan Banks 4.625%, 11/17/2026		800	806,928

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association 6.625%, 11/15/2030	U.S.$	900	$1,014,849

Total Agencies (cost $2,006,414)			2,041,099

		Notional Amount
PURCHASED OPTIONS–PUTS–0.5%
OPTIONS ON EQUITY INDICES–0.5%
Euro STOXX 50 Price EUR Index Expiration: Oct 2026; Contracts: 960; Exercise Price: EUR 4,700.00; Counterparty: UBS AG(a)	EUR	4,512,000	86,664
FTSE 100 Index Expiration: Dec 2026; Contracts: 200; Exercise Price: GBP 8,500.00; Counterparty: UBS AG(a)	GBP	1,700,000	37,532
Nikkei 225 Index Expiration: Oct 2026; Contracts: 12,000; Exercise Price: JPY 41,000.00; Counterparty: UBS AG(a)	JPY	492,000,000	88,590
S&P 500 Index Expiration: Nov 2026; Contracts: 7,600; Exercise Price: USD 5,625.00; Counterparty: UBS AG(a)	USD	42,750,000	927,242

Total Purchased Options–Puts (premiums paid $1,363,848)			1,140,028

		Shares
WARRANTS–0.0%

INFORMATION TECHNOLOGY–0.0%
SOFTWARE–0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(d)(e) (cost $0)		52	–0	–

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–0.3%
INVESTMENT COMPANIES–0.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(f)(g)(h) (cost $729,557)	729,557	$729,557

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.8% (cost $138,823,576)		244,417,804

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.9%
INVESTMENT COMPANIES–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(f)(g)(h) (cost $2,223,926)	2,223,926	2,223,926

TOTAL INVESTMENTS–100.7% (cost $141,047,502)		246,641,730
Other assets less liabilities–(0.7)%		(1,726,336)

NET ASSETS–100.0%		$244,915,394

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Hang Seng Index Futures	1	January 2026	$164,776	$(1,778)
Micro S&P 500 E-Mini Futures	9	March 2026	310,163	(2,374)
MSCI EAFE Futures	1	March 2026	145,105	715
MSCI Emerging Markets Index Futures	70	March 2026	4,939,900	70,160
Nikkei 225 (OSE) Futures	2	March 2026	643,514	(2,731)
S&P 500 E-Mini Futures	13	March 2026	4,480,125	(48,530)
TOPIX Index Futures	8	March 2026	1,743,361	7,296
U.S. T-Note 2 Yr (CBT) Futures	34	March 2026	7,098,828	(1,380)
U.S. T-Note 10 Yr (CBT) Futures	72	March 2026	8,095,500	(67,572)
U.S. Ultra Bond (CBT) Futures	19	March 2026	2,242,000	(55,733)

Sold Contracts
Euro STOXX 50 Index Futures	31	March 2026	2,127,946	(34,093)
FTSE 100 Index Futures	4	March 2026	535,999	(12,319)
MSCI Singapore ETS Index Futures	1	January 2026	34,678	24
S&P/TSX 60 Index Futures	4	March 2026	1,085,221	(4,947)
SPI 200 Futures	12	March 2026	1,736,979	(16,450)
U.S. T-Note 5 Yr (CBT) Futures	25	March 2026	2,732,617	8,386

				$(161,326)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,169	AUD	3,337	01/28/2026	$58,607
Bank of America NA	CHF	2,767	USD	3,476	01/29/2026	(26,456)
Bank of America NA	USD	2,320	CAD	3,204	02/05/2026	18,728
Bank of America NA	NOK	12,556	USD	1,239	02/13/2026	(6,830)
Bank of America NA	SEK	12,922	USD	1,381	02/13/2026	(25,456)
Barclays Capital, Inc.	USD	2,921	EUR	2,480	01/29/2026	(3,148)
Barclays Capital, Inc.	GBP	976	USD	1,289	02/26/2026	(26,158)
Deutsche Bank AG	JPY	496,370	USD	3,196	01/23/2026	23,123
Deutsche Bank AG	GBP	3,408	USD	4,537	02/26/2026	(55,739)
Goldman Sachs Bank USA	USD	2,379	EUR	2,038	01/29/2026	18,592
HSBC Bank USA	AUD	3,662	USD	2,429	01/28/2026	(15,527)
HSBC Bank USA	USD	1,223	NZD	2,172	01/28/2026	28,693
JPMorgan Chase Bank	JPY	191,002	USD	1,226	01/23/2026	4,757
Morgan Stanley Capital Services, Inc.	EUR	7,078	USD	8,216	01/29/2026	(112,467)
Morgan Stanley Capital Services, Inc.	NOK	12,195	USD	1,199	02/13/2026	(11,063)
Morgan Stanley Capital Services, Inc.	USD	2,446	NOK	24,751	02/13/2026	9,165
State Street Bank & Trust Co.	JPY	83,812	USD	545	01/23/2026	9,332
State Street Bank & Trust Co.	USD	301	JPY	46,512	01/23/2026	(4,096)
State Street Bank & Trust Co.	NZD	186	USD	105	01/28/2026	(1,802)
State Street Bank & Trust Co.	USD	105	NZD	186	01/28/2026	2,501
State Street Bank & Trust Co.	CAD	872	USD	625	02/05/2026	(11,723)
State Street Bank & Trust Co.	NOK	272	USD	27	02/13/2026	(298)

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	284	GBP	211	02/26/2026	$1,108
UBS	AUD	1,968	USD	1,272	01/28/2026	(41,977)
UBS	USD	2,443	SEK	23,016	02/13/2026	61,972

						$(106,162)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF 264	03/20/2026	$ (5,085)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $107,730 or 0.0% of net assets.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $138,094,019)	$243,688,247	(a)
Affiliated issuers (cost $2,953,483—including investment of cash collateral for securities loaned of $2,223,926)	2,953,483
Cash	1,485
Cash collateral due from broker	1,199,769
Foreign currencies, at value (cost $257,089)	259,927
Receivable for investment securities sold	3,216,704
Unaffiliated interest and dividends receivable	948,856
Unrealized appreciation on forward currency exchange contracts	236,578
Receivable due from Adviser	69,985
Affiliated dividends receivable	5,347
Receivable for capital stock sold	934

Total assets	252,581,315

LIABILITIES
Payable for investment securities purchased	3,163,671
Payable for collateral received on securities loaned	2,223,926
Cash collateral due to broker	1,203,600
Unrealized depreciation on forward currency exchange contracts	342,740
Payable for capital stock redeemed	267,567
Advisory fee payable	146,529
Payable for variation margin on futures	60,438
Distribution fee payable	52,287
Administrative fee payable	49,669
Unrealized depreciation on total return swaps	5,085
Foreign capital gains tax payable	1,651
Transfer Agent fee payable	178
Directors’ fees payable	123
Accrued expenses	148,457

Total liabilities	7,665,921

NET ASSETS	$244,915,394

COMPOSITION OF NET ASSETS
Capital stock, at par	$22,607
Additional paid-in capital	140,622,629
Distributable earnings	104,270,158

NET ASSETS	$244,915,394

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$210,646	19,342	$10.89

B	$244,704,748	22,587,885	$10.83

(a)	Includes securities on loan with a value of $5,812,917 (see Note E).

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2025	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $144,734)	$2,645,912
Affiliated issuers	160,757
Interest	2,761,694
Securities lending income, net	13,330

5,581,693

EXPENSES
Advisory fee (see Note B)	1,731,505
Distribution fee—Class B	617,895
Transfer agency—Class A	2
Transfer agency—Class B	3,273
Custody and accounting	242,289
Administrative	103,069
Audit and tax	88,776
Printing	57,986
Legal	52,148
Directors’ fees	18,613
Miscellaneous	46,862

Total expenses	2,962,418
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(249,136)

Net expenses	2,713,282

Net investment income	2,868,411

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	10,375,421
Forward currency exchange contracts	(950,012)
Futures	(652,377)
Swaps	15,453
Foreign currency transactions	72,854
Net change in unrealized appreciation (depreciation) of:
Investments(b)	18,969,664
Forward currency exchange contracts	(215,191)
Futures	291,843
Swaps	(5,085)
Foreign currency denominated assets and liabilities	40,362

Net gain on investment and foreign currency transactions	27,942,932

NET INCREASE IN NET ASSETS FROM OPERATIONS	$30,811,343

(a)	Net of foreign realized capital gains taxes of $32.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $5.

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,868,411	$2,988,545
Net realized gain on investment and foreign currency transactions	8,861,339	3,824,530
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	19,081,593	18,859,850

Net increase in net assets from operations	30,811,343	25,672,925
Distributions to Shareholders
Class A	(3,736)	(2,481)
Class B	(3,926,533)	(2,801,157)
CAPITAL STOCK TRANSACTIONS
Net decrease	(33,383,682)	(25,268,198)

Total decrease	(6,502,608)	(2,398,911)
NET ASSETS
Beginning of period	251,418,002	253,816,913

End of period	$244,915,394	$251,418,002

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 2025	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with AllianceBernstein L.P. (the “Adviser”) determination of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks	$120,219,255		$38,234,492		$–0	–	$158,453,747
Governments—Treasuries	–0	–	82,053,373		–0	–	82,053,373
Agencies	–0	–	2,041,099		–0	–	2,041,099
Purchased Options—Puts	–0	–	1,140,028		–0	–	1,140,028
Warrants	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	729,557		–0	–	–0	–	729,557
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,223,926		–0	–	–0	–	2,223,926

Total Investments in Securities	123,172,738		123,468,992		0	(a)	246,641,730
Other Financial Instruments(b):
Assets:
Futures	86,581		–0	–	–0	–	86,581	(c)
Forward Currency Exchange Contracts	–0	–	236,578		–0	–	236,578
Liabilities:
Futures	(247,907)		–0	–	–0	–	(247,907	)(c)
Forward Currency Exchange Contracts	–0	–	(342,740)		–0	–	(342,740)
Total Return Swaps	–0	–	(5,085)		–0	–	(5,085)

Total	$123,011,412		$123,357,745		$0	(a)	$246,369,157

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2026 and then may be extended by the Adviser for additional one-year terms. For the year ended December 31, 2025, such reimbursements/waivers amounted to $240,527.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended December 31, 2025, the reimbursement for such services amounted to $103,069.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $2,000 for the year ended December 31, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the year ended December 31, 2025, such waiver amounted to $7,591.

A summary of the Portfolio’s transactions in AB mutual funds for the year ended December 31, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$–0	–	$52,483	$51,754	$729	$161
AB Government Money Market Portfolio*	2,922		10,465	11,163	2,224	1

Total					$2,953	$162

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$9,138,712	$41,800,840
U.S. government securities	19,478,487	24,649,341

AB Variable Products Series Fund

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$142,965,507

Gross unrealized appreciation	$112,724,991
Gross unrealized depreciation	(9,067,493)

Net unrealized appreciation	$103,657,498

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended December 31, 2025, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

During the year ended December 31, 2025, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the year ended December 31, 2025, the Portfolio held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are

AB Variable Products Series Fund

settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended December 31, 2025, the Portfolio held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the year ended December 31, 2025, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended December 31, 2025, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$8,386	*	Payable for variation margin on futures	$124,685	*

Equity contracts	Receivable for variation margin on futures	78,195	*	Payable for variation margin on futures	123,222	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	236,578		Unrealized depreciation on forward currency exchange contracts	342,740

Equity contracts	Investments in securities, at value	1,140,028

Equity contracts				Unrealized depreciation on total return swaps	5,085

Total		$1,463,187			$595,732

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

AB Variable Products Series Fund

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$187,566	$221,634

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(839,943)	70,209

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(950,012)	(215,191)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(963,322)	(354,452)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	60,216	–0	–

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(44,763)	(5,085)

Total		$(2,550,258)	$(282,885)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the year ended December 31, 2025:

Futures:
Average notional amount of buy contracts	$33,595,776
Average notional amount of sale contracts	$5,905,947
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$21,633,160
Average principal amount of sale contracts	$27,970,297
Purchased Options:
Average notional amount	$52,229,753
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$5,556,667	(a)
Total Return Swaps:
Average notional amount	$306,716	(b)

(a)	Positions were open for three months during the year.

(b)	Positions were open for four months during the year.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

(“MA”) and net of the related collateral received/pledged by the Portfolio as of December 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America NA	$77,335	$(58,742)		$–0	–	$–0	–	$18,593
Deutsche Bank AG	23,123	(23,123)		–0	–	–0	–	–0	–
Goldman Sachs Bank USA	18,592	–0	–	–0	–	–0	–	18,592
HSBC Bank USA	28,693	(15,527)		–0	–	–0	–	13,166
JPMorgan Chase Bank	4,757	–0	–	–0	–	–0	–	4,757
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	9,165	(9,165)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	12,941	(12,941)		–0	–	–0	–	–0	–
UBS/UBS AG	1,202,000	(41,977)		(1,160,023)		–0	–	–0	–

Total	$1,376,606	$(161,475)		$(1,160,023)		$–0	–	$55,108	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America NA	$58,742	$(58,742)		$–0	–	$–0	–	$–0	–
Barclays Capital, Inc.	29,306	–0	–	–0	–	–0	–	29,306
Deutsche Bank AG	55,739	(23,123)		–0	–	–0	–	32,616
HSBC Bank USA	15,527	(15,527)		–0	–	–0	–	–0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	128,615	(9,165)		–0	–	–0	–	119,450
State Street Bank & Trust Co.	17,919	(12,941)		–0	–	–0	–	4,978
UBS/UBS AG	41,977	(41,977)		–0	–	–0	–	–0	–

Total	$347,825	$(161,475)		$–0	–	$–0	–	$186,350	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the

AB Variable Products Series Fund

borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the year ended December 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$5,812,917	$2,223,926	$4,052,932	$12,129	$1,201	$1,018

*	As of December 31, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A
Shares sold	2,033	2,657	$20,885	$25,039
Shares issued in reinvestment of dividends	363	263	3,736	2,481
Shares redeemed	(2,377)	(8,853)	(24,573)	(80,486)

Net increase (decrease)	19	(5,933)	$48	$(52,966)

Class B
Shares sold	442,364	1,172,404	$4,515,897	$11,014,981
Shares issued on reinvestment of dividends	382,703	298,981	3,926,532	2,801,157
Shares redeemed	(4,082,961)	(4,118,173)	(41,826,159)	(39,031,370)

Net decrease	(3,257,894)	(2,646,788)	$(33,383,730)	$(25,215,232)

At December 31, 2025, certain shareholders of the Portfolio owned 92% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among different global asset classes may have a significant adverse effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs, are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

AB Variable Products Series Fund

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Real Estate Risk—The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$3,930,269	$2,803,638

Total taxable distributions paid	$3,930,269	$2,803,638

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,158,777
Accumulated capital and other losses	(1,563,700	)(a)
Unrealized appreciation (depreciation)	103,675,113	(b)

Total accumulated earnings (deficit)	$104,270,190

(a)	As of December 31, 2025, the Portfolio had a net capital loss carryforward of $1,463,604. During the fiscal year, the Portfolio utilized $9,636,936 of capital loss carry forwards to offset current year net realized gains. As of December 31, 2025, the cumulative deferred loss on straddles was $100,096.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, return of capital distributions received from underlying securities, the tax treatment of passive foreign investment companies (PFICs), corporate restructuring, and the tax deferral of losses on wash sales.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio had a net short-term capital loss carryforward of $1,463,604, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

DYNAMIC ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 9.77	$8.95	$7.94	$14.94	$13.89

Income From Investment Operations
Net investment income(a)(b)	.14	.13	.12	.12	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17	.82	.96	(2.57)	1.20

Net increase (decrease) in net asset value from operations	1.31	.95	1.08	(2.45)	1.34

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.13)	(.07)	(.38)	(.29)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(4.17)	–0	–

Total dividends and distributions	(.19)	(.13)	(.07)	(4.55)	(.29)

Net asset value, end of period	$10.89	$9.77	$8.95	$ 7.94	$14.94

Total Return
Total investment return based on net asset value(c)	13.54%	10.65%	13.70%	(18.45)%	9.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$211	$189	$226	$231	$412
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.85%	.85%	.85%	.84%	.82%
Expenses, before waivers/reimbursements(d)‡	.95%	.88%	.93%	.91%	.83%
Net investment income(b)	1.41%	1.41%	1.42%	1.10%	.98%
Portfolio turnover rate	12%	11%	12%	16%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 40.

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 9.72	$8.90	$7.89	$14.85	$13.80

Income From Investment Operations
Net investment income(a)(b)	.12	.11	.10	.09	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.16	.81	.96	(2.56)	1.16

Net increase (decrease) in net asset value from operations	1.28	.92	1.06	(2.47)	1.28

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.10)	(.05)	(.32)	(.23)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(4.17)	–0	–

Total dividends and distributions	(.17)	(.10)	(.05)	(4.49)	(.23)

Net asset value, end of period	$10.83	$9.72	$8.90	$ 7.89	$14.85

Total Return
Total investment return based on net asset value(c)	13.21%	10.43%	13.48%	(18.68)%	9.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244,704	$251,229	$253,591	$235,366	$301,920
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.10%	1.10%	1.10%	1.09%	1.06%
Expenses, before waivers/reimbursements(d)‡	1.20%	1.13%	1.18%	1.17%	1.07%
Net investment income(b)	1.16%	1.16%	1.18%	.87%	.80%
Portfolio turnover rate	12%	11%	12%	16%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00%	.01%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2022, such waiver amounted to .01%.

See notes to financial statements.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM	AB Variable Products Series Fund

To the Shareholders and Board of Directors of AB Dynamic Asset Allocation Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Dynamic Asset Allocation Portfolio (the “Portfolio”) (one of the series constituting AB Variable Products Series Fund, Inc. (the “Fund”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting AB Variable Products Series Fund, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

February 13, 2026

2025 TAX INFORMATION (unaudited)	AB Variable Products Series Fund

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended December 31, 2025. For corporate shareholders, 35.95% of dividends paid qualify for the dividends received deduction.

DYNAMIC ASSET ALLOCATION PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Dynamic Asset Allocation Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

DYNAMIC ASSET ALLOCATION PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the those of Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the

AB Variable Products Series Fund

Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

VPS-DAA-0151-1225

DEC 12.31.25

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB DISCOVERY VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2025	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.5%
INDUSTRIALS–23.5%
AEROSPACE & DEFENSE–1.3%
Hexcel Corp.(a)	120,454	$8,901,551

AIR FREIGHT & LOGISTICS–2.8%
CH Robinson Worldwide, Inc.	63,265	10,170,482
GXO Logistics, Inc.(b)	168,877	8,889,685

		19,060,167

BUILDING PRODUCTS–0.8%
Gibraltar Industries, Inc.(b)	115,049	5,688,022

CONSTRUCTION & ENGINEERING–1.0%
WillScot Holdings Corp.(a)	380,624	7,167,150

ELECTRICAL EQUIPMENT–1.2%
Regal Rexnord Corp.(a)	56,546	7,934,535

GROUND TRANSPORTATION–2.5%
ArcBest Corp.(a)	97,489	7,232,709
Knight-Swift Transportation Holdings, Inc.	192,171	10,046,700

		17,279,409

MACHINERY–5.0%
CNH Industrial NV(a)	540,306	4,981,621
JBT Marel Corp.(a)	57,624	8,682,208
Oshkosh Corp.	75,622	9,500,392
Pentair PLC	61,721	6,427,625
Terex Corp.	86,755	4,630,982

		34,222,828

MARINE TRANSPORTATION–2.6%
Kirby Corp.(b)	85,670	9,439,120
Star Bulk Carriers Corp.	417,804	8,030,193

		17,469,313

PROFESSIONAL SERVICES–3.1%
CACI International, Inc.–Class A(b)	14,302	7,620,249
First Advantage Corp.(a)(b)	480,678	6,984,251
Robert Half, Inc.(a)	256,268	6,960,239

		21,564,739

TRADING COMPANIES & DISTRIBUTORS–3.2%
Boise Cascade Co.	83,462	6,142,803
Core & Main, Inc.–Class A(b)	142,296	7,395,123
GATX Corp.(a)	49,428	8,382,989

		21,920,915

		161,208,629

FINANCIALS–19.5%
BANKS–10.1%
First BanCorp/Puerto Rico	248,218	5,145,559
First Citizens BancShares, Inc./NC–Class A(a)	5,248	11,263,153

First Hawaiian, Inc.	157,179	3,976,629
Flagstar Bank NA	416,038	5,237,918
Independent Bank Corp.(a)	91,237	6,667,600
Texas Capital Bancshares, Inc.(b)	74,675	6,761,074
UMB Financial Corp.	79,679	9,166,272
WaFd, Inc.	200,640	6,426,499
Webster Financial Corp.	105,652	6,649,737
Wintrust Financial Corp.	54,689	7,646,616

		68,941,057

CAPITAL MARKETS–3.3%
Cboe Global Markets, Inc.	15,667	3,932,417
Invesco Ltd.	394,206	10,355,792
Stifel Financial Corp.	65,870	8,248,241

		22,536,450

FINANCIAL SERVICES–3.2%
HA Sustainable Infrastructure Capital, Inc.(a)	293,116	9,212,636
NCR Atleos Corp.(a)(b)	223,428	8,514,841
Walker & Dunlop, Inc.	75,552	4,544,453

		22,271,930

INSURANCE–2.9%
American Financial Group, Inc./OH	68,027	9,297,930
Hanover Insurance Group, Inc. (The)	59,715	10,914,111

		20,212,041

		133,961,478

INFORMATION TECHNOLOGY–9.5%
COMMUNICATIONS EQUIPMENT–0.8%
Calix, Inc.(b)	100,394	5,313,854

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–4.2%
Avnet, Inc.	154,852	7,445,284
Crane NXT Co.(a)	130,805	6,156,992
IPG Photonics Corp.(a)(b)	94,083	6,736,343
TD SYNNEX Corp.	57,871	8,693,960

		29,032,579

IT SERVICES–1.0%
Globant SA(a)(b)	104,596	6,837,441

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.9%
FormFactor, Inc.(b)	86,498	4,824,858
ON Semiconductor Corp.(b)	152,767	8,272,333

		13,097,191

SOFTWARE–1.6%
ACI Worldwide, Inc.(b)	138,672	6,629,908
Nice Ltd. (Sponsored ADR)(a)(b)	37,340	4,220,914

		10,850,822

		65,131,887

1

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

HEALTH CARE–9.3%
HEALTH CARE EQUIPMENT & SUPPLIES–3.8%
Envista Holdings Corp.(b)	405,026	$8,793,114
Globus Medical, Inc.–Class A(b)	121,647	10,621,000
Integer Holdings Corp.(b)	84,993	6,666,001

		26,080,115

HEALTH CARE PROVIDERS & SERVICES–2.7%
Encompass Health Corp.	74,342	7,890,660
Tenet Healthcare Corp.(b)	55,860	11,100,499

		18,991,159

LIFE SCIENCES TOOLS & SERVICES–2.8%
Bio-Techne Corp.(a)	158,158	9,301,272
ICON PLC(b)	53,893	9,820,383

		19,121,655

		64,192,929

CONSUMER DISCRETIONARY–9.2%
AUTOMOBILE COMPONENTS–1.3%
BorgWarner, Inc.	196,385	8,849,108

DIVERSIFIED CONSUMER SERVICES–2.9%
ADT, Inc.	1,057,297	8,532,387
Frontdoor, Inc.(b)	19,682	1,135,454
Laureate Education, Inc.(b)	300,958	10,133,256

		19,801,097

HOUSEHOLD DURABLES–0.6%
Taylor Morrison Home Corp.(b)	69,541	4,093,879

LEISURE PRODUCTS–2.3%
Brunswick Corp./DE	97,363	7,228,229
Hasbro, Inc.	103,213	8,463,466

		15,691,695

SPECIALTY RETAIL–2.1%
AutoNation, Inc.(b)	31,703	6,546,036
Bath & Body Works, Inc.	306,808	6,160,705
Group 1 Automotive, Inc.	5,541	2,179,275

		14,886,016

		63,321,795

REAL ESTATE–7.6%
DIVERSIFIED REITs–0.6%
Broadstone Net Lease, Inc.	226,091	3,927,201

HEALTH CARE REITs–1.0%
American Healthcare REIT, Inc.	139,920	6,584,635

HOTEL & RESORT REITs–0.6%
Ryman Hospitality Properties, Inc.(a)	42,490	4,020,404

INDUSTRIAL REITs–0.9%
STAG Industrial, Inc.	173,898	6,392,490

OFFICE REITs–1.2%
COPT Defense Properties	310,810	8,640,518

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.7%
Jones Lang LaSalle, Inc.(b)	34,977	11,768,711

RESIDENTIAL REITs–1.1%
Independence Realty Trust, Inc.	424,600	7,422,008

SPECIALIZED REITs–0.5%
CubeSmart	92,216	3,324,387

		52,080,354

MATERIALS–6.3%
CHEMICALS–2.3%
Avient Corp.	201,523	6,295,578
RPM International, Inc.	90,456	9,407,424

		15,703,002

CONTAINERS & PACKAGING–2.3%
Graphic Packaging Holding Co.	554,613	8,352,472
O-I Glass, Inc.(b)	508,612	7,507,113

		15,859,585

METALS & MINING–1.7%
Reliance, Inc.	39,394	11,379,745

		42,942,332

ENERGY–4.9%
ENERGY EQUIPMENT & SERVICES–1.7%
TechnipFMC PLC	266,141	11,859,243

OIL, GAS & CONSUMABLE FUELS–3.2%
HF Sinclair Corp.	90,337	4,162,729
Magnolia Oil & Gas Corp.–Class A(a)	286,366	6,268,552
Matador Resources Co.	149,620	6,349,873
Northern Oil & Gas, Inc.(a)	226,920	4,871,972

		21,653,126

		33,512,369

CONSUMER STAPLES–4.7%
CONSUMER STAPLES DISTRIBUTION & RETAIL–3.0%
BJ’s Wholesale Club Holdings, Inc.(b)	118,703	10,686,831
Dollar Tree, Inc.(a)(b)	82,703	10,173,296

		20,860,127

FOOD PRODUCTS–0.7%
Nomad Foods Ltd.	380,469	4,759,667

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

HOUSEHOLD PRODUCTS–1.0%
WD-40 Co.	33,524	$6,600,876

		32,220,670

UTILITIES–3.6%
ELECTRIC UTILITIES–1.6%
IDACORP, Inc.	86,838	10,990,217

GAS UTILITIES–2.0%
Chesapeake Utilities Corp.(a)	53,236	6,641,723
ONE Gas, Inc.	90,983	7,028,437

		13,670,160

		24,660,377

COMMUNICATION SERVICES–1.4%
MEDIA–1.4%
Criteo SA (Sponsored ADR)(b)	159,344	3,284,080
Nexstar Media Group, Inc.	30,688	6,231,198

		9,515,278

Total Common Stocks (cost $617,263,215)		682,748,098

SHORT-TERM INVESTMENTS–0.5%
INVESTMENT COMPANIES–0.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(c)(d)(e) (cost $3,705,448)	3,705,448	3,705,448

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.0% (cost $620,968,663)		686,453,546

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.3%
INVESTMENT COMPANIES–0.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(c)(d)(e) (cost $1,790,118)	1,790,118	1,790,118

TOTAL INVESTMENTS–100.3% (cost $622,758,781)		688,243,664
Other assets less liabilities–(0.3)%		(2,003,204)

NET ASSETS–100.0%		$686,240,460

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR–American Depositary Receipt

REIT–Real Estate Investment Trust

See notes to financial statements.

3

DISCOVERY VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $617,263,215)	$682,748,098	(a)
Affiliated issuers (cost $5,495,566—including investment of cash collateral for securities loaned of $1,790,118)	5,495,566
Cash	7
Unaffiliated dividends receivable	935,891
Receivable for capital stock sold	148,800
Receivable for investment securities sold	148,355
Affiliated dividends receivable	15,540
Receivable due from Adviser	1,154

Total assets	689,493,411

LIABILITIES
Payable for collateral received on securities loaned	1,790,118
Payable for investment securities purchased	536,375
Advisory fee payable	443,686
Payable for capital stock redeemed	257,842
Distribution fee payable	87,084
Administrative fee payable	51,902
Transfer Agent fee payable	178
Accrued expenses	85,766

Total liabilities	3,252,951

NET ASSETS	$686,240,460

COMPOSITION OF NET ASSETS
Capital stock, at par	$41,809
Additional paid-in capital	586,025,745
Distributable earnings	100,172,906

NET ASSETS	$686,240,460

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$282,957,807	17,056,823	$16.59

B	$403,282,653	24,752,229	$16.29

(a)	Includes securities on loan with a value of $89,787,878 (see Note E).

See notes to financial statements.

4

DISCOVERY VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2025	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $23,003)	$10,995,295
Affiliated issuers	250,879
Interest	348
Securities lending income, net	158,525

11,405,047

EXPENSES
Advisory fee (see Note B)	5,064,223
Distribution fee—Class B	1,013,595
Transfer agency—Class A	2,870
Transfer agency—Class B	4,306
Custody and accounting	125,131
Administrative	107,856
Legal	76,106
Printing	63,619
Audit and tax	51,494
Directors’ fees	22,410
Miscellaneous	20,825

Total expenses	6,552,435
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(18,044)

Net expenses	6,534,391

Net investment income	4,870,656

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	32,700,171
Net change in unrealized appreciation (depreciation) of investments	(18,749,102)

Net gain on investment transactions	13,951,069

NET INCREASE IN NET ASSETS FROM OPERATIONS	$18,821,725

See notes to financial statements.

5

DISCOVERY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,870,656	$4,980,294
Net realized gain on investment transactions and foreign currency transactions	32,700,171	75,326,069
Net change in unrealized appreciation (depreciation) of investments	(18,749,102)	(13,528,536)

Net increase in net assets from operations	18,821,725	66,777,827
Distributions to Shareholders
Class A	(32,524,477)	(15,717,646)
Class B	(48,010,858)	(25,029,921)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	50,925,401	(47,076,392)

Total decrease	(10,788,209)	(21,046,132)
NET ASSETS
Beginning of period	697,028,669	718,074,801

End of period	$686,240,460	$697,028,669

See notes to financial statements.

6

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 2025	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Discovery Value Portfolio (the “Portfolio”) (formerly known as AB Small/Mid Cap Value Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

7

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$682,748,098		$–0	–	$–0	–	$682,748,098
Short-Term Investments	3,705,448		–0	–	–0	–	3,705,448
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,790,118		–0	–	–0	–	1,790,118

Total Investments in Securities	688,243,664		–0	–	–0	–	688,243,664
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$688,243,664		$–0	–	$–0	–	$688,243,664

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

9

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the year ended December 31, 2025, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended December 31, 2025, the reimbursement for such services amounted to $107,856.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $2,000 for the year ended December 31, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the year ended December 31, 2025, such waiver amounted to $12,097.

A summary of the Portfolio’s transactions in AB mutual funds for the year ended December 31, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,835	$158,929	$159,058	$3,706	$251
AB Government Money Market Portfolio*	54,913	167,812	220,935	1,790	16

Total				$5,496	$267

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

10

AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$416,588,797		$440,083,751
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$624,251,627

Gross unrealized appreciation	$118,113,186
Gross unrealized depreciation	(54,121,149)

Net unrealized appreciation	$63,992,037

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the year ended December 31, 2025.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of

11

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the year ended December 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$89,787,878	$1,790,118	$91,365,357	$142,397	$16,128	$5,947

*	As of December 31, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A
Shares sold	1,573,695	1,081,016	$26,944,196	$19,812,611
Shares issued in reinvestment of dividends and distributions	2,037,875	910,113	32,524,478	15,717,646
Shares redeemed	(1,368,207)	(1,830,723)	(23,542,270)	(33,273,557)

Net increase	2,243,363	160,406	$35,926,404	$2,256,700

Class B
Shares sold	1,348,577	762,271	$22,845,221	$13,662,298
Shares issued on reinvestment of dividends and distributions	3,059,965	1,471,482	48,010,857	25,029,921
Shares redeemed	(3,274,643)	(4,903,222)	(55,857,081)	(88,025,311)

Net increase (decrease)	1,133,899	(2,669,469)	$14,998,997	$(49,333,092)

At December 31, 2025, certain shareholders of the Portfolio owned 73% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

12

AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the industrials or financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$17,497,825	$10,009,617
Net long-term capital gains	63,037,510	30,737,950

Total taxable distributions paid	$80,535,335	$40,747,567

13

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$7,121,022
Undistributed capital gains	29,059,846
Unrealized appreciation (depreciation)	63,992,038	(a)

Total accumulated earnings (deficit)	$100,172,906

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to return of capital distributions received from underlying securities and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

DISCOVERY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.32	$17.71	$16.62	$23.46	$17.39

Income From Investment Operations
Net investment income(a)(b)	.15	.16	.15	.19	.21
Net realized and unrealized gain (loss) on investment transactions	.29	1.54	2.61	(3.74)	6.03

Net increase (decrease) in net asset value from operations	.44	1.70	2.76	(3.55)	6.24

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.16)	(.19)	(.22)	(.17)
Distributions from net realized gain on investment transactions	(2.02)	(.93)	(1.48)	(3.07)	–0	–

Total dividends and distributions	(2.17)	(1.09)	(1.67)	(3.29)	(.17)

Net asset value, end of period	$16.59	$18.32	$17.71	$16.62	$23.46

Total Return
Total investment return based on net asset value(c)	2.89%	10.02%	17.18%	(15.63)%	35.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$282,958	$271,351	$259,538	$228,586	$286,390
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82%	.81%	.81%	.80%	.80%
Expenses, before waivers/reimbursements	.82%	.81%	.81%	.80%	.80%
Net investment income(b)	.87%	.86%	.91%	1.00%	.98%
Portfolio turnover rate	62%	53%	49%	42%	54%

See footnote summary on page 16.

15

DISCOVERY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.02	$17.44	$16.39	$23.17	$17.19

Income From Investment Operations
Net investment income(a)(b)	.10	.11	.11	.14	.16
Net realized and unrealized gain (loss) on investment transactions	.29	1.52	2.56	(3.68)	5.95

Net increase (decrease) in net asset value from operations	.39	1.63	2.67	(3.54)	6.11

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.12)	(.14)	(.17)	(.13)
Distributions from net realized gain on investment transactions	(2.02)	(.93)	(1.48)	(3.07)	–0	–

Total dividends and distributions	(2.12)	(1.05)	(1.62)	(3.24)	(.13)

Net asset value, end of period	$16.29	$18.02	$17.44	$16.39	$23.17

Total Return
Total investment return based on net asset value(c)	2.64%	9.72%	16.86%	(15.82)%	35.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$403,282	$425,678	$458,537	$431,086	$563,741
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.07%	1.06%	1.06%	1.05%	1.05%
Expenses, before waivers/reimbursements	1.07%	1.06%	1.06%	1.05%	1.05%
Net investment income(b)	.62%	.61%	.65%	.74%	.73%
Portfolio turnover rate.	62%	53%	49%	42%	54%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

See notes to financial statements.

16

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM	AB Variable Products Series Fund

To the Shareholders and Board of Directors of AB Discovery Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Discovery Value Portfolio (the “Portfolio”) (one of the series constituting AB Variable Products Series Fund, Inc. (the “Fund”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting AB Variable Products Series Fund, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

February 13, 2026

17

2025 TAX INFORMATION (unaudited)	AB Variable Products Series Fund

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended December 31, 2025. For corporate shareholders, 41.08% of dividends paid qualify for the dividends received deduction. The Portfolio designates $63,037,510 of dividends paid as long-term capital gain dividends.

18

DISCOVERY VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

19

DISCOVERY VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profit-

20

AB Variable Products Series Fund

ability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

21

VPS-DV-0151-1225

DEC 12.31.25

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS
SERIES FUND, INC.

+	AB INTERNATIONAL VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2025	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–95.2%

FINANCIALS–18.1%
BANKS–11.5%
ABN AMRO Bank NV	156,387	$5,463,985
Barclays PLC	766,950	4,909,345
BPER Banca SpA(a)	418,837	5,659,526
Danske Bank A/S	116,126	5,798,901
Erste Group Bank AG	43,502	5,216,298
Eurobank SA	910,620	3,661,301
Resona Holdings, Inc.	615,800	5,861,008

		36,570,364

INSURANCE–6.6%
ASR Nederland NV	65,775	4,679,943
AXA SA	132,970	6,380,033
Beazley PLC	353,178	3,949,446
Prudential PLC	402,902	6,197,873

		21,207,295

		57,777,659

INDUSTRIALS–17.4%
AEROSPACE & DEFENSE–5.3%
Airbus SE	32,191	7,475,515
BAE Systems PLC	188,384	4,335,669
Melrose Industries PLC(a)	645,805	5,093,426

		16,904,610

CONSTRUCTION & ENGINEERING–2.8%
Shimizu Corp.	255,200	4,357,204
Vinci SA	33,240	4,676,305

		9,033,509

ELECTRICAL EQUIPMENT–1.6%
Mitsubishi Electric Corp.	176,900	5,157,845

GROUND TRANSPORTATION–1.1%
Keisei Electric Railway Co., Ltd.(a)	437,200	3,589,031

MACHINERY–3.6%
CNH Industrial NV	387,621	3,573,866
Techtronic Industries Co., Ltd.–Class H	306,000	3,519,957
Toyota Industries Corp.(a)(b)	38,600	4,375,946

		11,469,769

PASSENGER AIRLINES–1.8%
Ryanair Holdings PLC (Sponsored ADR)(a)	78,394	5,659,263

PROFESSIONAL SERVICES–1.2%
Persol Holdings Co., Ltd.	2,145,400	3,981,858

		55,795,885

HEALTH CARE–11.5%
HEALTH CARE EQUIPMENT & SUPPLIES–1.3%
Siemens Healthineers AG	78,141	4,095,964

LIFE SCIENCES TOOLS & SERVICES–1.7%
ICON PLC(b)	29,449	5,366,197

PHARMACEUTICALS–8.5%
Haleon PLC	1,228,830	6,209,747
Novo Nordisk A/S–Class B	99,076	5,024,982
Roche Holding AG	28,244	11,663,929
Takeda Pharmaceutical Co., Ltd.	145,400	4,516,886

		27,415,544

		36,877,705

CONSUMER DISCRETIONARY–10.5%
AUTOMOBILE COMPONENTS–1.2%
Toyo Tire Corp.	141,600	3,929,836

AUTOMOBILES–1.7%
Honda Motor Co., Ltd.	568,900	5,583,566

HOTELS, RESTAURANTS & LEISURE–1.2%
Yum China Holdings, Inc.	82,621	3,944,327

HOUSEHOLD DURABLES–1.7%
Sony Group Corp.	206,500	5,296,925

SPECIALTY RETAIL–3.4%
Industria de Diseno Textil SA(a)	112,053	7,391,538
JD Sports Fashion PLC	2,959,585	3,354,653

		10,746,191

TEXTILES, APPAREL & LUXURY GOODS–1.3%
Burberry Group PLC(b)	236,680	4,024,520

		33,525,365

COMMUNICATION SERVICES–8.3%
DIVERSIFIED TELECOMMUNICATION SERVICES–4.1%
Deutsche Telekom AG (REG)	142,221	4,629,443
Koninklijke KPN NV	881,305	4,118,088
Telstra Group Ltd.	1,355,842	4,399,112

		13,146,643

ENTERTAINMENT–1.0%
Toho Co. Ltd./Tokyo(a)	66,600	3,392,926

MEDIA–1.6%
Publicis Groupe SA	48,380	5,024,149

1

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

WIRELESS TELECOMMUNICATION SERVICES–1.6%
Tele2 AB–Class B	300,640	$5,037,699

		26,601,417

INFORMATION TECHNOLOGY–6.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–4.5%
NXP Semiconductors NV	13,168	2,858,246
Taiwan Semiconductor Manufacturing Co., Ltd.	112,000	5,505,613
Tokyo Electron Ltd.	27,800	6,191,817

		14,555,676

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–2.0%
Samsung Electronics Co., Ltd.	75,468	6,325,342

		20,881,018

MATERIALS–6.3%
CHEMICALS–2.7%
Arkema SA	38,425	2,341,760
Kuraray Co., Ltd.	273,200	2,771,433
Tosoh Corp.	232,700	3,496,826

		8,610,019

CONSTRUCTION MATERIALS–2.0%
CRH PLC	52,176	6,511,565

METALS & MINING–1.6%
Anglo American PLC	120,500	4,984,182

		20,105,766

ENERGY–5.6%
ENERGY EQUIPMENT & SERVICES–4.5%
Shell PLC	286,028	10,595,636
Vallourec SACA	199,412	3,662,772

		14,258,408

OIL, GAS & CONSUMABLE FUELS–1.1%
Santos Ltd.	853,240	3,504,415

		17,762,823

CONSUMER STAPLES–4.8%
BEVERAGES–3.5%
Anheuser-Busch InBev SA/NV(a)	101,847	6,536,640
Coca-Cola Europacific Partners PLC	51,691	4,688,374

		11,225,014

FOOD PRODUCTS–1.3%
Toyo Suisan Kaisha Ltd.	60,100	4,122,956

		15,347,970

UTILITIES–3.4%
ELECTRIC UTILITIES–3.4%
EDP SA	1,130,923	5,208,787
Enel SpA	532,030	5,531,693

		10,740,480

REAL ESTATE–2.8%
DIVERSIFIED REITS–1.3%
Merlin Properties Socimi SA	283,624	4,129,138

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.5%
Mitsui Fudosan Co., Ltd.	425,300	4,833,224

		8,962,362

Total Common Stocks (cost $229,799,251)		304,378,450

SHORT-TERM INVESTMENTS–4.3%
INVESTMENT COMPANIES–4.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(c) (d) (e) (cost $13,749,428)	13,749,428	13,749,428

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.5% (cost $243,548,679)		318,127,878

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–3.2%
INVESTMENT COMPANIES–3.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(c) (d) (e) (cost $10,195,481)	10,195,481	10,195,481

TOTAL INVESTMENTS–102.7% (cost $253,744,160)		328,323,359
Other assets less liabilities–(2.7)%		(8,702,274)

NET ASSETS–100.0%		$319,621,085

2

AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	KRW	7,438,641	USD	5,324	01/09/2026	$166,566
Bank of America NA	JPY	835,106	USD	5,541	01/23/2026	201,432
Bank of America NA	USD	14,659	AUD	22,556	01/28/2026	396,137
Bank of America NA	EUR	910	USD	1,061	01/29/2026	(9,894)
Bank of America NA	USD	17,868	CHF	14,226	01/29/2026	135,995
Bank of America NA	USD	3,910	SGD	5,015	02/26/2026	4,693
Barclays Capital, Inc.	JPY	404,197	USD	2,630	01/23/2026	45,393
Barclays Capital, Inc.	USD	2,192	JPY	333,541	01/23/2026	(59,662)
BNP Paribas SA	AUD	1,217	USD	795	01/28/2026	(17,366)
Citibank NA	BRL	4,192	USD	752	01/05/2026	(12,665)
Citibank NA	USD	762	BRL	4,192	01/05/2026	3,149
Citibank NA	JPY	177,875	USD	1,169	01/23/2026	31,313
Citibank NA	EUR	730	USD	860	01/29/2026	1,042
Citibank NA	USD	854	EUR	732	01/29/2026	6,435
Citibank NA	USD	747	BRL	4,192	02/03/2026	12,441
Citibank NA	USD	1,391	CAD	1,925	02/05/2026	14,103
Citibank NA	TWD	230,316	USD	7,479	02/12/2026	157,150
Deutsche Bank AG	CNH	24,104	USD	3,433	01/16/2026	(24,074)
Deutsche Bank AG	JPY	183,024	USD	1,178	01/23/2026	7,943
Goldman Sachs Bank USA	JPY	177,903	USD	1,134	01/23/2026	(3,072)
Goldman Sachs Bank USA	USD	1,912	JPY	292,044	01/23/2026	(44,885)
HSBC Bank USA	SEK	17,506	USD	1,871	02/13/2026	(33,969)
JPMorgan Chase Bank	JPY	129,849	USD	830	01/23/2026	(496)
JPMorgan Chase Bank	USD	1,043	GBP	777	02/26/2026	4,702
Morgan Stanley Capital Services, Inc.	BRL	4,192	USD	762	01/05/2026	(3,149)
Morgan Stanley Capital Services, Inc.	USD	771	BRL	4,192	01/05/2026	(6,469)
Morgan Stanley Capital Services, Inc.	JPY	182,425	USD	1,197	01/23/2026	30,462
Morgan Stanley Capital Services, Inc.	USD	11,072	JPY	1,702,739	01/23/2026	(184,752)
Morgan Stanley Capital Services, Inc.	EUR	22,593	USD	26,223	01/29/2026	(358,980)
Morgan Stanley Capital Services, Inc.	USD	5,760	EUR	4,922	01/29/2026	30,867
Morgan Stanley Capital Services, Inc.	USD	2,879	TWD	88,865	02/12/2026	(54,184)
Morgan Stanley Capital Services, Inc.	SEK	11,080	USD	1,195	02/13/2026	(10,985)
Morgan Stanley Capital Services, Inc.	USD	2,706	NOK	27,379	02/13/2026	10,138
Morgan Stanley Capital Services, Inc.	GBP	1,489	USD	1,985	02/26/2026	(22,566)
Morgan Stanley Capital Services, Inc.	USD	2,494	ILS	7,989	03/12/2026	14,710
NatWest Markets PLC	JPY	124,611	USD	796	01/23/2026	(452)
NatWest Markets PLC	EUR	955	USD	1,109	01/29/2026	(14,909)
NatWest Markets PLC	USD	10,806	GBP	8,119	02/26/2026	136,545
Societe Generale	AUD	1,510	USD	1,002	01/28/2026	(5,393)
Standard Chartered Bank	KRW	2,534,160	USD	1,785	01/09/2026	27,630
State Street Bank & Trust Co.	USD	889	JPY	138,069	01/23/2026	(6,514)
State Street Bank & Trust Co.	USD	721	NZD	1,273	01/28/2026	12,343
State Street Bank & Trust Co.	USD	1,902	EUR	1,627	01/29/2026	12,144
State Street Bank & Trust Co.	USD	1,239	EUR	1,053	01/29/2026	(305)
State Street Bank & Trust Co.	CAD	1,152	USD	825	02/05/2026	(15,928)
State Street Bank & Trust Co.	USD	3,986	CAD	5,497	02/05/2026	24,458
State Street Bank & Trust Co.	SEK	12,665	USD	1,353	02/13/2026	(25,043)
State Street Bank & Trust Co.	GBP	2,003	USD	2,673	02/26/2026	(25,854)
UBS	USD	2,160	KRW	3,161,291	01/09/2026	32,090
UBS	JPY	381,252	USD	2,465	01/23/2026	27,028

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	USD	7,361	EUR	6,279	01/29/2026	$26,224
UBS	CAD	6,270	USD	4,494	02/05/2026	(80,938)
UBS	USD	10,366	SEK	97,651	02/13/2026	262,937
UBS	GBP	4,627	USD	6,186	02/26/2026	(49,919)

						$763,647

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

REIT—Real Estate Investment Trust

See notes to financial statements.

Country Breakdown

(% of Net Assets)

Japan	22.4%
United Kingdom	12.8%
France	9.2%
United States	7.7%
Italy	5.3%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.6%
Denmark	3.4%
Hong Kong	3.0%
Germany	2.7%
Australia	2.5%
Belgium	2.0%
South Korea	2.0%
Others	10.5%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%

Total	100.0%

4

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $229,799,251)	$304,378,450	(a)
Affiliated issuers (cost $23,944,909—including investment of cash collateral for securities loaned of $10,195,481)	23,944,909
Foreign currencies, at value (cost $291,340)	292,875
Unrealized appreciation on forward currency exchange contracts	1,836,070
Unaffiliated dividends receivable	1,179,865
Receivable for capital stock sold	104,363
Affiliated dividends receivable	40,165
Receivable due from Adviser	37,551

Total assets	331,814,248

LIABILITIES
Payable for collateral received on securities loaned	10,195,481
Unrealized depreciation on forward currency exchange contracts	1,072,423
Cash collateral due to broker	370,000
Advisory fee payable	202,226
Payable for capital stock redeemed	148,903
Distribution fee payable	55,260
Administrative fee payable	50,050
Directors’ fees payable	240
Transfer Agent fee payable	178
Accrued expenses	98,402

Total liabilities	12,193,163

NET ASSETS	$319,621,085

COMPOSITION OF NET ASSETS
Capital stock, at par	$15,338
Additional paid-in capital	204,455,979
Distributable earnings	115,149,768

NET ASSETS	$319,621,085

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$57,341,726	2,741,305	$20.92

B	$262,279,359	12,596,626	$20.82

(a)	Includes securities on loan with a value of $21,213,170 (see Note E).

See notes to financial statements.

5

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2025	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $947,766)	$8,299,461
Affiliated issuers	244,242
Interest	948
Securities lending income, net	38,104

8,582,755

EXPENSES
Advisory fee (see Note B)	2,210,674
Distribution fee—Class B	603,241
Transfer agency—Class A	1,173
Transfer agency—Class B	5,295
Custody and accounting	121,485
Administrative	106,376
Printing	85,794
Audit and tax	69,493
Legal	53,324
Directors’ fees	19,150
Miscellaneous	43,735

Total expenses	3,319,740
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(61,683)

Net expenses	3,258,057

Net investment income	5,324,698

REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	42,224,592
Forward currency exchange contracts	1,820,919
Foreign currency transactions	163,340
Net change in unrealized appreciation (depreciation) of:
Investments	49,304,606
Forward currency exchange contracts	968,089
Foreign currency denominated assets and liabilities	122,903

Net gain on investment and foreign currency transactions	94,604,449

Contributions from Affiliates (see Note B)	26,405

NET INCREASE IN NET ASSETS FROM OPERATIONS	$99,955,552

See notes to financial statements.

6

INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,324,698	$5,807,920
Net realized gain on investment and foreign currency transactions	44,208,851	13,427,005
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	50,395,598	(5,103,041)
Contributions from Affiliates (see Note B)	26,405	–0	–

Net increase in net assets from operations	99,955,552	14,131,884
Distributions to Shareholders
Class A	(1,334,003)	(1,259,417)
Class B	(5,513,961)	(5,086,573)
CAPITAL STOCK TRANSACTIONS
Net decrease	(27,613,168)	(39,227,503)

Total increase (decrease)	65,494,420	(31,441,609)
NET ASSETS
Beginning of period	254,126,665	285,568,274

End of period	$319,621,085	$254,126,665

See notes to financial statements.

7

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 2025	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$–0	–	$57,777,659		$–0	–	$57,777,659
Industrials	9,233,129		46,562,756		–0	–	55,795,885
Health Care	5,366,197		31,511,508		–0	–	36,877,705
Consumer Discretionary	3,944,327		29,581,038		–0	–	33,525,365
Communication Services	3,392,926		23,208,491		–0	–	26,601,417
Information Technology	2,858,246		18,022,772		–0	–	20,881,018
Materials	6,511,565		13,594,201		–0	–	20,105,766
Energy	–0	–	17,762,823		–0	–	17,762,823
Consumer Staples	4,688,374		10,659,596		–0	–	15,347,970
Utilities	–0	–	10,740,480		–0	–	10,740,480
Real Estate	–0	–	8,962,362		–0	–	8,962,362
Short-Term Investments	13,749,428		–0	–	–0	–	13,749,428
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,195,481		–0	–	–0	–	10,195,481

Total Investments in Securities	59,939,673		268,383,686	(a)	–0	–	328,323,359
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	1,836,070		–0	–	1,836,070
Liabilities:
Forward Currency Exchange Contracts	–0	–	(1,072,423)		–0	–	(1,072,423)

Total	$59,939,673		$269,147,333		$–0	–	$329,087,006

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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AB Variable Products Series Fund

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Cash Equivalents

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. Effective May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.15% of the daily average net assets for the Class A and Class B, respectively. Prior to May 9, 2025, the Adviser had voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .92% and 1.17% of the daily average net assets for the Class A and Class B, respectively. For the year ended December 31, 2025, such reimbursements/waivers amounted to $43,666.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended December 31, 2025, the reimbursement for such services amounted to $106,376.

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $2000 for the year ended December 31, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the year ended December 31, 2025, such waiver amounted to $11,944.

A summary of the Portfolio’s transactions in AB mutual funds for the year ended December 31, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,345	$117,332	$105,927	$13,750	$244
AB Government Money Market Portfolio*	599	109,491	99,895	10,195	12

Total				$23,945	$256

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended December 31, 2025, the Adviser reimbursed the Portfolio $26,405 for trading losses incurred due to a trade entry error.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$137,966,545		$176,216,693
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$256,330,340

Gross unrealized appreciation	$83,096,089
Gross unrealized depreciation	(10,995,410)

Net unrealized appreciation	$72,100,679

12

AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended December 31, 2025, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended December 31, 2025, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,836,070	Unrealized depreciation on forward currency exchange contracts	$1,072,423

Total		$1,836,070		$1,072,423

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$1,820,919	$968,089

Total		$1,820,919	$968,089

13

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the year ended December 31, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$77,579,826
Average principal amount of sale contracts	$66,591,003

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of December 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America NA	$904,823	$(9,894)		$(370,000)		$–0	–	$524,929
Barclays Capital, Inc.	45,393	(45,393)		–0	–	–0	–	–0	–
Citibank NA	225,633	(12,665)		–0	–	–0	–	212,968
Deutsche Bank AG	7,943	(7,943)		–0	–	–0	–	–0	–
JPMorgan Chase Bank	4,702	(496)		–0	–	–0	–	4,206
Morgan Stanley Capital Services, Inc.	86,177	(86,177)		–0	–	–0	–	–0	–
NatWest Markets PLC	136,545	(15,361)		–0	–	–0	–	121,184
Standard Chartered Bank	27,630	–0	–	–0	–	–0	–	27,630
State Street Bank & Trust Co.	48,945	(48,945)		–0	–	–0	–	–0	–
UBS	348,279	(130,857)		–0	–	–0	–	217,422

Total	$1,836,070	$(357,731)		$(370,000)		$–0	–	$1,108,339	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America NA	$9,894	$(9,894)		$–0	–	$–0	–	$–0	–
Barclays Capital, Inc.	59,662	(45,393)		–0	–	–0	–	14,269
BNP Paribas SA	17,366	–0	–	–0	–	–0	–	17,366
Citibank NA	12,665	(12,665)		–0	–	–0	–	–0	–
Deutsche Bank AG	24,074	(7,943)		–0	–	–0	–	16,131
Goldman Sachs Bank USA	47,957	–0	–	–0	–	–0	–	47,957
HSBC Bank USA	33,969	–0	–	–0	–	–0	–	33,969
JPMorgan Chase Bank	496	(496)		–0	–	–0	–	–0	–
Morgan Stanley Capital Services, Inc.	641,085	(86,177)		–0	–	–0	–	554,908
NatWest Markets PLC	15,361	(15,361)		–0	–	–0	–	–0	–
Societe Generale	5,393	–0	–	–0	–	–0	–	5,393
State Street Bank & Trust Co.	73,644	(48,945)		–0	–	–0	–	24,699
UBS	130,857	(130,857)		–0	–	–0	–	–0	–

Total	$1,072,423	$(357,731)		$–0	–	$–0	–	$714,692	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

14

AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the year ended December 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$21,213,170	$10,195,481	$12,232,438	$25,992	$12,112	$6,073

*	As of December 31, 2025.

15

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A
Shares sold	295,375	354,407	$5,377,201	$5,462,071
Shares issued in reinvestment of dividends	66,616	82,007	1,334,003	1,259,417
Shares redeemed	(645,127)	(405,948)	(12,027,025)	(6,306,092)

Net increase (decrease)	(283,136)	30,466	$(5,315,821)	$415,396

Class B
Shares sold	1,384,137	892,064	$24,902,578	$14,003,321
Shares issued on reinvestment of dividends	276,130	332,521	5,513,961	5,086,573
Shares redeemed	(2,905,289)	(3,786,600)	(52,713,886)	(58,732,793)

Net decrease	(1,245,022)	(2,562,015)	$(22,297,347)	$(39,642,899)

At December 31, 2025, certain shareholders of the Portfolio owned 53% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

16

AB Variable Products Series Fund

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$6,847,964	$6,345,990

Total taxable distributions paid	$6,847,964	$6,345,990

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$17,092,276
Undistributed capital gains	25,861,973	(a)
Unrealized appreciation (depreciation)	72,195,519	(b)

Total accumulated earnings (deficit)	$115,149,768

(a)	During the fiscal year, the Portfolio utilized $2,624,144 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

17

INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.12	$14.79	$12.95	$15.72	$14.45

Income From Investment Operations
Net investment income(a)(b)	.37	.35	.29	.44	.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.91	.40	1.67	(2.58)	1.22
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	6.28	.75	1.96	(2.14)	1.59

Less: Dividends and Distributions
Dividends from net investment income	(.48)	(.42)	(.12)	(.60)	(.32)
Return of capital	–0	–	–0	–	–0	–	(.03)	–0	–

Total dividends and distributions	(.48)	(.42)	(.12)	(.63)	(.32)

Net asset value, end of period	$20.92	$15.12	$14.79	$12.95	$15.72

Total Return
Total investment return based on net asset value(d)*	41.70%	5.07%	15.15%	(13.61)%	11.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,342	$45,730	$44,286	$40,197	$45,175
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90%	.90%	.90%	.88%	.90%
Expenses, before waivers/reimbursements	.92%	.92%	.90%	.89%	.90%
Net investment income(b)	2.01%	2.26%	2.03%	3.24%	2.34%
Portfolio turnover rate	48%	51%	46%	37%	43%

See footnote summary on page 20.

18

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.06	$14.71	$12.90	$15.62	$14.34

Income From Investment Operations
Net investment income(a)(b)	.32	.31	.26	.40	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.88	.40	1.65	(2.56)	1.23
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	6.20	.71	1.91	(2.16)	1.55

Less: Dividends and Distributions
Dividends from net investment income	(.44)	(.36)	(.10)	(.53)	(.27)
Return of capital	–0	–	–0	–	–0	–	(.03)	–0	–

Total dividends and distributions	(.44)	(.36)	(.10)	(.56)	(.27)

Net asset value, end of period	$20.82	$15.06	$14.71	$12.90	$15.62

Total Return
Total investment return based on net asset value(d)*	41.27%	4.81%	14.83%	(13.80)%	10.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$262,279	$208,397	$241,282	$223,060	$304,737
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.15%	1.14%	1.15%	1.13%	1.15%
Expenses, before waivers/reimbursements	1.17%	1.17%	1.15%	1.14%	1.15%
Net investment income(b)	1.76%	2.04%	1.80%	2.98%	2.08%
Portfolio turnover rate	48%	51%	46%	37%	43%

See footnote summary on page 20.

19

INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025, December 31, 2024 and December 31, 2022 by .12%, .01% and .01%, respectively.

See notes to financial statements.

20

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM	AB Variable Products Series Fund

To the Shareholders and Board of Directors of AB International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB International Value Portfolio (the “Portfolio”) (one of the series constituting AB Variable Products Series Fund, Inc. (the “Fund”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting AB Variable Products Series Fund, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

February 13, 2026

21

2025 TAX INFORMATION (unaudited)	AB Variable Products Series Fund

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Portfolio for the taxable year ended December 31, 2025.

The Portfolio intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended December 31, 2025, $517,052 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $9,248,488.

22

INTERNATIONAL VALUE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

23

INTERNATIONAL VALUE PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous fac-tors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brok-ers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors under-stood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensa-tion, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously dis-cussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

24

AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses and the directors noted that the Fund’s expense ratio was currently at the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the median of a peer group and lower than the median of a peer universe. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested, as a condition to their approval, that the Adviser lower its existing expense limitation from 0.92% to 0.90%, and the Adviser agreed to do so.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

VPS-IV-0151-1225

DEC 12.31.25

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB LARGE CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2025	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.1%
INFORMATION TECHNOLOGY–37.0%
COMMUNICATIONS EQUIPMENT–0.4%
Motorola Solutions, Inc.	11,280	$4,323,849

IT SERVICES–0.7%
Shopify, Inc.–Class A(a)	41,942	6,751,404

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–21.3%
Applied Materials, Inc.	26,283	6,754,468
ASML Holding NV (REG)	6,380	6,825,707
Astera Labs, Inc.(a)	21,550	3,585,058
Broadcom, Inc.	165,005	57,108,231
NVIDIA Corp.	528,609	98,585,578
QUALCOMM, Inc.	60,774	10,395,393
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	72,310	21,974,286
Texas Instruments, Inc.	65,576	11,376,780

		216,605,501

SOFTWARE–12.4%
AppLovin Corp.–Class A(a)	16,037	10,806,051
Cadence Design Systems, Inc.(a)	26,005	8,128,643
Intuit, Inc.	13,190	8,737,320
Manhattan Associates, Inc.(a)	28,151	4,878,850
Microsoft Corp.	168,306	81,396,148
Procore Technologies, Inc.(a)	61,260	4,456,052
ServiceNow, Inc.(a)	48,030	7,357,716

		125,760,780

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–2.2%
Apple, Inc.	81,290	22,099,499

		375,541,033

COMMUNICATION SERVICES–16.7%
ENTERTAINMENT–2.9%
Netflix, Inc.(a)	314,620	29,498,771

INTERACTIVE MEDIA & SERVICES–13.8%
Alphabet, Inc.–Class C	267,014	83,788,993
Meta Platforms, Inc.–Class A	77,293	51,020,337
Reddit, Inc.–Class A(a)	24,240	5,572,049

		140,381,379

		169,880,150

Company	Shares	U.S. $ Value

HEALTH CARE–13.9%
BIOTECHNOLOGY–1.9%
Argenx SE (ADR)(a)	3,180	$2,674,221
Genmab A/S (Sponsored ADR)(a)	105,277	3,242,532
Vertex Pharmaceuticals, Inc.(a)	29,945	13,575,865

		19,492,618

HEALTH CARE EQUIPMENT & SUPPLIES–4.1%
Abbott Laboratories	62,700	7,855,683
Dexcom, Inc.(a)	55,150	3,660,306
Intuitive Surgical, Inc.(a)	30,183	17,094,444
Stryker Corp.	37,820	13,292,595

		41,903,028

HEALTH CARE PROVIDERS & SERVICES–1.9%
McKesson Corp.	16,250	13,329,712
UnitedHealth Group, Inc.	18,390	6,070,723

		19,400,435

HEALTH CARE TECHNOLOGY–1.2%
Veeva Systems, Inc.–Class A(a)	53,985	12,051,071

LIFE SCIENCES TOOLS & SERVICES–1.5%
Mettler-Toledo International, Inc.(a)	6,453	8,996,708
Waters Corp.(a)	15,306	5,813,678

		14,810,386

PHARMACEUTICALS–3.3%
Eli Lilly & Co.	30,535	32,815,354

		140,472,892

CONSUMER DISCRETIONARY–13.3%
AUTOMOBILES–0.7%
Ferrari NV	20,378	7,530,894

BROADLINE RETAIL–6.3%
Amazon.com, Inc.(a)	277,745	64,109,101

HOTELS, RESTAURANTS & LEISURE–2.0%
Cava Group, Inc.(a)(b)	67,040	3,934,577
Chipotle Mexican Grill, Inc.(a)	284,450	10,524,650
Texas Roadhouse, Inc.	31,790	5,277,140

		19,736,367

HOUSEHOLD DURABLES–0.3%
Garmin Ltd.	13,080	2,653,278

1

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SPECIALTY RETAIL–3.6%
Home Depot, Inc. (The)	50,824	$17,488,538
TJX Cos., Inc. (The)	77,270	11,869,445
Tractor Supply Co.	142,433	7,123,074

		36,481,057

TEXTILES, APPAREL & LUXURY GOODS–0.4%
On Holding AG–Class A(a)(b)	96,420	4,481,602

		134,992,299

FINANCIALS–6.1%
CAPITAL MARKETS–1.0%
Cboe Global Markets, Inc.	40,679	10,210,429

FINANCIAL SERVICES–4.4%
Toast, Inc.–Class A(a)	92,440	3,282,544
Visa, Inc.–Class A	116,756	40,947,497

		44,230,041

INSURANCE–0.7%
Progressive Corp. (The)	33,140	7,546,641

		61,987,111

CONSUMER STAPLES–4.7%
BEVERAGES–2.7%
Celsius Holdings, Inc.(a)	174,401	7,977,102
Monster Beverage Corp.(a)	256,155	19,639,404

		27,616,506

CONSUMER STAPLES DISTRIBUTION & RETAIL–2.0%
Costco Wholesale Corp.	23,135	19,950,236

		47,566,742

INDUSTRIALS–4.3%
BUILDING PRODUCTS–0.9%
Otis Worldwide Corp.	80,001	6,988,087
Trex Co., Inc.(a)	65,824	2,309,106

		9,297,193

COMMERCIAL SERVICES & SUPPLIES–0.4%
Copart, Inc.(a)	106,469	4,168,261

GROUND TRANSPORTATION–0.7%
Saia, Inc.(a)	20,580	6,719,782

PROFESSIONAL SERVICES–1.8%
Broadridge Financial Solutions, Inc.	28,070	6,264,382
Verisk Analytics, Inc.	51,997	11,631,209

		17,895,591

Company	Shares	U.S. $ Value

TRADING COMPANIES & DISTRIBUTORS–0.5%
United Rentals, Inc.	6,960	$5,632,867

		43,713,694

MATERIALS–1.1%
CHEMICALS–1.1%
Sherwin-Williams Co. (The)	35,301	11,438,583

Total Common Stocks (cost $477,603,304)		985,592,504

RIGHTS–0.0%
HEALTH CARE–0.0%
HEALTH CARE PROVIDERS & SERVICES–0.0%
ABIOMED, Inc. (CVR)(a)(c)(d) (cost $11,601)	11,373	28,717

SHORT-TERM INVESTMENTS–3.0%
INVESTMENT COMPANIES–3.0%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio–Class AB, 3.61%(e)(f)(g) (cost $30,888,425)	30,888,425	30,888,425

TOTAL INVESTMENTS–100.1% (cost $508,503,330)		1,016,509,646
Other assets less liabilities–(0.1)%		(1,027,328)

NET ASSETS–100.0%		$1,015,482,318

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

REG—Registered Shares

See notes to financial statements.

2

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $477,614,905)	$985,621,221	(a)
Affiliated issuers (cost $30,888,425)	30,888,425
Receivable for capital stock sold	173,048
Unaffiliated dividends receivable	138,067
Affiliated dividends receivable	92,661
Receivable due from Adviser	5,068

Total assets	1,016,918,490

LIABILITIES
Payable for capital stock redeemed	637,643
Advisory fee payable	520,413
Distribution fee payable	133,044
Administrative fee payable	51,903
Transfer Agent fee payable	178
Directors’ fees payable	7
Accrued expenses	92,984

Total liabilities	1,436,172

NET ASSETS	$1,015,482,318

COMPOSITION OF NET ASSETS
Capital stock, at par	$11,890
Additional paid-in capital	441,474,967
Distributable earnings	573,995,461

NET ASSETS	$1,015,482,318

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$390,629,600	4,220,795	$92.55

B	$624,852,718	7,669,129	$81.48

(a)	Includes securities on loan with a value of $3,576,199 (see Note E).

See notes to financial statements.

3

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2025	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $57,620)	$5,007,201
Affiliated issuers	553,284
Interest	75
Securities lending income, net	2,708

5,563,268

EXPENSES
Advisory fee (see Note B)	5,801,294
Distribution fee—Class B	1,471,829
Transfer agency—Class A	3,497
Transfer agency—Class B	5,449
Administrative	107,936
Custody and accounting	105,934
Legal	91,136
Printing	74,125
Audit and tax	45,416
Directors’ fees	25,382
Miscellaneous	29,408

Total expenses	7,761,406
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(27,353)

Net expenses	7,734,053

Net investment loss	(2,170,785)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	68,686,399
Net change in unrealized appreciation (depreciation) of investments	52,647,743

Net gain on investment transactions	121,334,142

NET INCREASE IN NET ASSETS FROM OPERATIONS	$119,163,357

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(2,170,785)	$(1,658,710)
Net realized gain on investment transactions	68,686,399	90,877,917
Net change in unrealized appreciation (depreciation) of investments	52,647,743	101,144,866

Net increase in net assets from operations	119,163,357	190,364,073
Distributions to Shareholders
Class A	(32,728,516)	(14,973,256)
Class B	(56,400,976)	(23,217,785)
CAPITAL STOCK TRANSACTIONS
Net increase	33,955,120	25,827,317

Total increase	63,988,985	178,000,349
NET ASSETS
Beginning of period	951,493,333	773,492,984

End of period	$1,015,482,318	$951,493,333

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 2025	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determine by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

6

AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$985,592,504		$–0	–	$–0	–	$985,592,504
Rights	–0	–	–0	–	28,717		28,717
Short-Term Investments	30,888,425		–0	–	–0	–	30,888,425

Total Investments in Securities	1,016,480,929		–0	–	28,717		1,016,509,646
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$1,016,480,929		$–0	–	$28,717		$1,016,509,646

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

8

AB Variable Products Series Fund

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended December 31, 2025, the reimbursement for such services amounted to $107,936.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $2,000 for the year ended December 31, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the year ended December 31, 2025, such waiver amounted to $27,235.

A summary of the Portfolio’s transactions in AB mutual funds for the year ended December 31, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$22,856	$136,725	$128,693	$30,888		$553
AB Government Money Market Portfolio*	3,265	3,853	7,118	–0	–	0	**

Total				$30,888		$553

*	Investments of cash collateral for securities lending transactions (see Note E).
**	Amount is less than $500.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

9

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$211,007,925		$277,669,124
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$511,677,526

Gross unrealized appreciation	$522,057,741
Gross unrealized depreciation	(17,225,621)

Net unrealized appreciation	$504,832,120

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the year ended December 31, 2025.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of

10

AB Variable Products Series Fund

the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the year ended December 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
					Income Earned	Advisory Fee Waived
$3,576,199	$–0	–	$3,686,630	$2,253	$455	$118

*	As of December 31, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A
Shares sold	306,354	180,385	$27,471,336	$15,397,210
Shares issued in reinvestment of dividends and distributions	368,150	188,628	32,728,516	14,973,256
Shares redeemed	(662,084)	(593,493)	(59,712,722)	(50,409,600)

Net increase (decrease)	12,420	(224,480)	$487,130	$(20,039,134)

Class B
Shares sold	941,008	1,103,284	$75,440,827	$85,672,707
Shares issued on reinvestment of distributions	719,951	327,380	56,400,976	23,217,785
Shares redeemed	(1,212,970)	(828,978)	(98,373,813)	(63,024,041)

Net increase	447,989	601,686	$33,467,990	$45,866,451

At December 31, 2025, certain shareholders of the Portfolio owned 72% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

11

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$–0	–	$199,068
Net long-term capital gains	89,129,492		37,991,973

Total taxable distributions paid	$89,129,492		$38,191,041

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$69,163,341
Unrealized appreciation (depreciation)	504,832,120	(a)

Total accumulated earnings (deficit)	$573,995,461

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

12

AB Variable Products Series Fund

During the current fiscal year, permanent differences primarily due to the disallowance of a net operating loss resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

13

LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$89.31	$74.50	$58.90	$93.09	$77.09

Income From Investment Operations
Net investment income (loss)(a)(b)	(.07)	(.04)	.11	(.05)	(.19)
Net realized and unrealized gain (loss) on investment transactions	11.47	18.41	20.12	(25.48)	22.16
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	11.40	18.37	20.23	(25.53)	21.97

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.05)	–0	–	–0	–	–0	–
Distributions from net realized gain on investment transactions	(8.16)	(3.51)	(4.63)	(8.66)	(5.97)

Total distributions	(8.16)	(3.56)	(4.63)	(8.66)	(5.97)

Net asset value, end of period	$92.55	$89.31	$74.50	$58.90	$93.09

Total Return
Total investment return based on net asset value(d)*	13.13%	25.26%	35.13%	(28.51)%	28.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$390,630	$375,852	$330,245	$260,596	$389,051
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.65%	.65%	.65%	.65%	.65%
Expenses, before waivers/reimbursements(e)‡	.65%	.65%	.66%	.65%	.65%
Net investment income (loss)(b)	(.07)%	(.04)%	.17%	(.07)%	(.22)%
Portfolio turnover rate	22%	27%	30%	34%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.00%	.00%

See footnote summary on page 15.

14

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$79.72	$66.96	$53.45	$85.67	$71.51

Income From Investment Operations
Net investment loss(a)(b)	(.26)	(.22)	(.05)	(.20)	(.37)
Net realized and unrealized gain (loss) on investment transactions	10.18	16.49	18.19	(23.36)	20.50
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	9.92	16.27	18.14	(23.56)	20.13

Less: Distributions
Distributions from net realized gain on investment transactions	(8.16)	(3.51)	(4.63)	(8.66)	(5.97)

Net asset value, end of period	$81.48	$79.72	$66.96	$53.45	$85.67

Total Return
Total investment return based on net asset value(d)*	12.85%	24.95%	34.78%	(28.69)%	28.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$624,852	$575,641	$443,248	$330,487	$490,111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.90%	.90%	.90%	.90%	.90%
Expenses, before waivers/reimbursements(e)‡	.90%	.90%	.91%	.90%	.90%
Net investment loss(b)	(.32)%	(.29)%	(.08)%	(.32)%	(.47)%
Portfolio turnover rate	22%	27%	30%	34%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2023, such waiver amounted to .01%.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025 and December 31, 2024 by .01% and .11%, respectively.

See notes to financial statements.

15

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM	AB Variable Products Series Fund

To the Shareholders and Board of Directors of AB Large Cap Growth Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Large Cap Growth Portfolio (the “Portfolio”) (one of the series constituting AB Variable Products Series Fund, Inc. (the “Fund”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting AB Variable Products Series Fund, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

February 13, 2026

16

2025 TAX INFORMATION (unaudited)	AB Variable Products Series Fund

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended December 31, 2025. The Portfolio designates $89,129,492 of dividends paid as long-term capital gain dividends.

17

LARGE CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

18

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised aby the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the most recent period, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch,

19

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-LCG-0151-1225

DEC 12.31.25

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB RELATIVE VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2025	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.6%
HEALTH CARE–20.6%
BIOTECHNOLOGY–4.5%
Gilead Sciences, Inc.	147,019	$18,045,112
Regeneron Pharmaceuticals, Inc.	29,235	22,565,620
United Therapeutics Corp.(a)	13,327	6,493,581

		47,104,313

HEALTH CARE EQUIPMENT & SUPPLIES–2.4%
Align Technology, Inc.(a)	27,302	4,263,207
GE HealthCare Technologies, Inc.	119,026	9,762,513
ResMed, Inc.	45,076	10,857,456

		24,883,176

HEALTH CARE PROVIDERS & SERVICES–5.5%
Cencora, Inc.	50,151	16,938,500
HCA Healthcare, Inc.	21,240	9,916,106
Quest Diagnostics, Inc.	76,650	13,301,075
UnitedHealth Group, Inc.	55,600	18,354,116

		58,509,797

LIFE SCIENCES TOOLS & SERVICES–3.3%
Agilent Technologies, Inc.	148,413	20,194,557
Charles River Laboratories International, Inc.(a)	71,490	14,260,825

		34,455,382

PHARMACEUTICALS–4.9%
Johnson & Johnson	251,979	52,147,054

		217,099,722

FINANCIALS–19.7%
BANKS–9.4%
Citigroup, Inc.	221,921	25,895,961
JPMorgan Chase & Co.	159,496	51,392,801
Wells Fargo & Co.	244,018	22,742,478

		100,031,240

CAPITAL MARKETS–2.5%
Raymond James Financial, Inc.	58,600	9,410,574
S&P Global, Inc.	32,331	16,895,857

		26,306,431

FINANCIAL SERVICES–6.0%
Berkshire Hathaway, Inc.–Class B(a)	82,305	41,370,608
Mastercard, Inc.–Class A	31,127	17,769,782
MGIC Investment Corp.	139,037	4,062,661

		63,203,051

INSURANCE–1.8%
Axis Capital Holdings Ltd.	96,114	10,292,848
MetLife, Inc.	110,925	8,756,420

		19,049,268

		208,589,990

INDUSTRIALS–16.6%
AEROSPACE & DEFENSE–4.0%
Curtiss-Wright Corp.	9,119	5,027,031
RTX Corp.	205,263	37,645,234

		42,672,265

BUILDING PRODUCTS–2.1%
Allegion PLC	50,918	8,107,164
Otis Worldwide Corp.	103,040	9,000,544
Owens Corning	41,520	4,646,503

		21,754,211

COMMERCIAL SERVICES & SUPPLIES–1.6%
Veralto Corp.	167,831	16,746,177

ELECTRICAL EQUIPMENT–1.2%
Generac Holdings, Inc.(a)	63,759	8,694,815
nVent Electric PLC	44,045	4,491,268

		13,186,083

GROUND TRANSPORTATION–3.0%
CSX Corp.	261,625	9,483,906
JB Hunt Transport Services, Inc.	34,973	6,796,653
Landstar System, Inc.	70,930	10,192,641
Uber Technologies, Inc.(a)	68,664	5,610,536

		32,083,736

MACHINERY–3.5%
Allison Transmission Holdings, Inc.	55,009	5,385,381
ITT, Inc.	64,134	11,127,890
PACCAR, Inc.	103,291	11,311,398
Westinghouse Air Brake Technologies Corp.	44,643	9,529,048

		37,353,717

PROFESSIONAL SERVICES–0.4%
Paycom Software, Inc.	24,052	3,832,927

TRADING COMPANIES & DISTRIBUTORS–0.8%
MSC Industrial Direct Co., Inc.–Class A	95,457	8,027,934

		175,657,050

CONSUMER DISCRETIONARY–9.7%
AUTOMOBILE COMPONENTS–0.7%
BorgWarner, Inc.	153,389	6,911,708

DISTRIBUTORS–1.4%
Genuine Parts Co.	53,240	6,546,391
Pool Corp.	36,395	8,325,356

		14,871,747

HOTELS, RESTAURANTS & LEISURE–1.1%
Yum! Brands, Inc.	77,027	11,652,645

1

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SPECIALTY RETAIL–5.8%
Dick’s Sporting Goods, Inc.	63,922	$12,654,639
Lowe’s Cos., Inc.	90,120	21,733,339
Ross Stores, Inc.	111,338	20,056,427
Ulta Beauty, Inc.(a)	12,132	7,339,981

		61,784,386

TEXTILES, APPAREL & LUXURY GOODS–0.7%
NIKE, Inc.–Class B	118,357	7,540,524

		102,761,010

INFORMATION TECHNOLOGY–8.6%
COMMUNICATIONS EQUIPMENT–2.5%
Cisco Systems, Inc.	349,660	26,934,310

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.1%
Zebra Technologies Corp.–Class A(a)	48,455	11,765,843

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	55,324	16,812,410
Texas Instruments, Inc.	85,196	14,780,654

		31,593,064

SOFTWARE–1.5%
Salesforce, Inc.	61,030	16,167,457

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–0.5%
NetApp, Inc.	45,630	4,886,517

		91,347,191

COMMUNICATION SERVICES–7.2%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.6%
AT&T, Inc.	666,617	16,558,766

ENTERTAINMENT–2.3%
Electronic Arts, Inc.	17,018	3,477,288
Walt Disney Co. (The)	182,309	20,741,295

		24,218,583

INTERACTIVE MEDIA & SERVICES–3.3%
Alphabet, Inc.–Class C	90,990	28,552,662
Meta Platforms, Inc.–Class A	9,450	6,237,851

		34,790,513

		75,567,862

CONSUMER STAPLES–6.5%
CONSUMER STAPLES DISTRIBUTION & RETAIL–4.1%
Casey’s General Stores, Inc.	17,712	9,789,599
US Foods Holding Corp.(a)	92,540	6,970,113
Walmart, Inc.	237,031	26,407,624

		43,167,336

TOBACCO–2.4%
Philip Morris International, Inc.	161,324	25,876,370

		69,043,706

ENERGY–6.1%
ENERGY EQUIPMENT & SERVICES–0.5%
Cactus, Inc.–Class A	115,977	5,297,829

OIL, GAS & CONSUMABLE FUELS–5.6%
APA Corp.(b)	307,871	7,530,525
Chevron Corp.	147,716	22,513,396
ConocoPhillips	103,847	9,721,118
EOG Resources, Inc.	131,936	13,854,599
Phillips 66	40,038	5,166,503

		58,786,141

		64,083,970

REAL ESTATE–1.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT–1.0%
Jones Lang LaSalle, Inc.(a)	32,008	10,769,732

SPECIALIZED REITS–0.8%
Public Storage	32,794	8,510,043

		19,279,775

MATERIALS–1.8%
CHEMICALS–0.7%
CF Industries Holdings, Inc.	91,169	7,051,010

METALS & MINING–1.1%
Steel Dynamics, Inc.	69,420	11,763,219

		18,814,229

Total Common Stocks (cost $803,150,987)		1,042,244,505

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–1.3%
INVESTMENT COMPANIES–1.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(c)(d)(e) (cost $13,258,014)	13,258,014	$13,258,014

TOTAL INVESTMENTS–99.9% (cost $816,409,001)		1,055,502,519
Other assets less liabilities–0.1%		986,960

NET ASSETS–100.0%		$1,056,489,479

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR–American Depositary Receipt

REIT–Real Estate Investment Trust

See notes to financial statements.

3

RELATIVE VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $803,150,987)	$1,042,244,505	(a)
Affiliated issuers (cost $13,258,014)	13,258,014
Cash	25,969
Unaffiliated dividends receivable	1,606,468
Receivable for capital stock sold	364,330
Affiliated dividends receivable	45,840
Receivable due from Adviser	2,507

Total assets	1,057,547,633

LIABILITIES
Advisory fee payable	497,107
Payable for capital stock redeemed	270,250
Distribution fee payable	148,771
Administrative fee payable	50,050
Transfer Agent fee payable	178
Accrued expenses	91,798

Total liabilities	1,058,154

NET ASSETS	$1,056,489,479

COMPOSITION OF NET ASSETS
Capital stock, at par	$33,917
Additional paid-in capital	786,145,440
Distributable earnings	270,310,122

NET ASSETS	$1,056,489,479

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$362,035,924	11,405,451	$31.74

B	$694,453,555	22,512,041	$30.85

(a)	Includes securities on loan with a value of $1,949,731 (see Note E).

See notes to financial statements.

4

RELATIVE VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2025	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $97,095)	$17,093,835
Affiliated issuers	1,286,716
Interest	470
Securities lending income, net	61,134

18,442,155

EXPENSES
Advisory fee (see Note B)	5,550,922
Distribution fee—Class B	1,773,058
Transfer agency—Class A	3,209
Transfer agency—Class B	7,546
Custody and accounting	123,216
Administrative	104,033
Legal	89,013
Printing	75,269
Audit and tax	51,406
Directors’ fees	25,465
Miscellaneous	25,503

Total expenses	7,828,640
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(67,152)

Net expenses	7,761,488

Net investment income	10,680,667

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	23,268,918
Net change in unrealized appreciation (depreciation) of investments	68,337,009

Net gain on investment transactions	91,605,927

Contributions from Affiliates (see Note B)	249

NET INCREASE IN NET ASSETS FROM OPERATIONS	$102,286,843

See notes to financial statements.

5

RELATIVE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$10,680,667	$10,330,354
Net realized gain on investment transactions	23,268,918	90,733,236
Net change in unrealized appreciation (depreciation) of investments	68,337,009	6,898,581
Contributions from Affiliates (see Note B)	249	–0	–

Net increase in net assets from operations	102,286,843	107,962,171
Distributions to Shareholders
Class A	(32,422,724)	(9,860,890)
Class B	(66,099,147)	(34,400,457)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	130,290,250	(16,530)

Total increase	134,055,222	63,684,294
NET ASSETS
Beginning of period	922,434,257	858,749,963

End of period	$1,056,489,479	$922,434,257

See notes to financial statements.

6

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 2025	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Relative Value Portfolio (the “Portfolio”) (formerly known as AB Growth and Income Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio of investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

7

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$1,042,244,505		$–0	–	$–0	–	$1,042,244,505
Short-Term Investments	13,258,014		–0	–	–0	–	13,258,014

Total Investments in Securities	1,055,502,519		–0	–	–0	–	1,055,502,519
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$1,055,502,519		$–0	–	$–0	–	$1,055,502,519

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about

9

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended December 31, 2025, the reimbursement for such services amounted to $104,033.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $2,000 for the year ended December 31, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the year ended December 31, 2025, such waiver amounted to $62,212.

A summary of the Portfolio’s transactions in AB mutual funds for the year ended December 31, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$20,864	$378,844	$386,450	$13,258		$1,287
AB Government Money Market Portfolio*	23,971	92,440	116,411	–0	–	24

Total				$13,258		$1,311

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended December 31, 2025, the Adviser reimbursed the Portfolio $249 for trading losses incurred due to NAV entry errors.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

10

AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$784,550,662		$723,970,416
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$821,316,701

Gross unrealized appreciation	$253,688,333
Gross unrealized depreciation	(19,502,515)

Net unrealized appreciation	$234,185,818

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the year ended December 31, 2025.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of

11

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the year ended December 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$1,949,731	$–0–	$2,015,232	$36,970	$24,164	$4,940

*	As of December 31, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A
Shares sold	4,931,518	1,488,728	$158,193,222	$47,509,996
Shares issued in reinvestment of dividends and distributions	1,090,573	322,990	32,422,724	9,860,890
Shares redeemed	(1,272,084)	(1,068,235)	(40,185,289)	(33,761,481)

Net increase	4,750,007	743,483	$150,430,657	$23,609,405

Class B
Shares sold	1,928,163	1,733,484	$59,521,711	$54,152,119
Shares issued on reinvestment of dividends and distributions	2,285,586	1,155,153	66,099,147	34,400,457
Shares redeemed	(4,752,598)	(3,615,533)	(145,761,265)	(112,178,511)

Net decrease	(538,849)	(726,896)	$(20,140,407)	$(23,625,935)

At December 31, 2025, certain shareholders of the Portfolio owned 50% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

12

AB Variable Products Series Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$10,306,651	$11,941,310
Net long-term capital gains	88,215,220	32,320,037

Total taxable distributions paid	$98,521,871	$44,261,347

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,704,119
Undistributed capital gains	25,420,187
Unrealized appreciation (depreciation)	234,185,818	(a)

Total accumulated earnings (deficit)	$270,310,124

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

13

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

RELATIVE VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.68	$29.50	$29.00	$36.83	$28.97

Income From Investment Operations
Net investment income(a)(b)	.39	.42	.47	.48	.38
Net realized and unrealized gain (loss) on investment transactions	2.72	3.36	2.86	(2.21)	7.76
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	3.11	3.78	3.33	(1.73)	8.14

Less: Dividends and Distributions
Dividends from net investment income	(.37)	(.47)	(.45)	(.49)	(.28)
Distributions from net realized gain on investment transactions	(2.68)	(1.13)	(2.38)	(5.61)	–0	–

Total dividends and distributions	(3.05)	(1.60)	(2.83)	(6.10)	(.28)

Net asset value, end of period	$31.74	$31.68	$29.50	$29.00	$36.83

Total Return
Total investment return based on net asset value(d)*	10.47%	13.02%	12.03%	(4.19)%	28.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$362,035	$210,860	$174,389	$157,648	$170,190
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.59%	.60%	.60%	.59%	.59%
Expenses, before waivers/reimbursements(e)‡	.60%	.60%	.61%	.59%	.59%
Net investment income(b)	1.23%	1.33%	1.65%	1.50%	1.13%
Portfolio turnover rate	74%	58%	70%	66%	51%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.00%	.00%

See footnote summary on page 16.

15

RELATIVE VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.87	$28.78	$28.36	$36.12	$28.43

Income From Investment Operations
Net investment income(a)(b)	.30	.34	.39	.39	.29
Net realized and unrealized gain (loss) on investment transactions	2.65	3.28	2.79	(2.16)	7.61
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	2.95	3.62	3.18	(1.77)	7.90

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.40)	(.38)	(.38)	(.21)
Distributions from net realized gain on investment transactions	(2.68)	(1.13)	(2.38)	(5.61)	–0	–

Total dividends and distributions	(2.97)	(1.53)	(2.76)	(5.99)	(.21)

Net asset value, end of period	$30.85	$30.87	$28.78	$28.36	$36.12

Total Return
Total investment return based on net asset value(d)*	10.20%	12.76%	11.72%	(4.42)%	27.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$694,454	$711,574	$684,361	$677,187	$752,562
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.84%	.85%	.85%	.84%	.84%
Expenses, before waivers/reimbursements(e)‡	.85%	.85%	.86%	.84%	.85%
Net investment income(b)	.98%	1.08%	1.40%	1.25%	.87%
Portfolio turnover rate	74%	58%	70%	66%	51%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years December 31, 2025 and December 31, 2023, such waiver amounted to .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025 and December 31, 2024 by .02% and .10%.

See notes to financial statements.

16

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM	AB Variable Products Series Fund

To the Shareholders and Board of Directors of AB Relative Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Relative Value Portfolio (the “Portfolio”) (one of the series constituting AB Variable Products Series Fund, Inc. (the “Fund”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting AB Variable Products Series Fund, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

February 13, 2026

17

2025 FEDERAL TAX INFORMATION (unaudited)	AB Variable Products Series Fund

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended December 31, 2025. For corporate shareholders, 100% of dividends paid qualify for the dividends received deduction. The Portfolio designates $88,215,220 of dividends paid as long-term capital gain dividends.

18

RELATIVE VALUE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Relative Value Portfolio (formerly AB Growth and Income Portfolio) (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

19

RELATIVE VALUE PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the most recent period, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch,

20

AB Variable Products Series Fund

may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

21

VPS-RV-0151-1225

DEC 12.31.25

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2025	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.6%

HEALTH CARE–25.4%
BIOTECHNOLOGY–11.3%
Apogee Therapeutics, Inc.(a)(b)	4,824	$364,116
Ascendis Pharma A/S (ADR)(a)	1,238	263,991
Bridgebio Pharma, Inc.(a)(b)	8,946	684,280
Celcuity, Inc.(a)	3,295	328,643
CG oncology, Inc.(a)(b)	6,819	283,125
Denali Therapeutics, Inc.(a)	14,398	237,711
Dianthus Therapeutics, Inc.(a)	6,050	249,320
Halozyme Therapeutics, Inc.(a)	3,335	224,446
Kymera Therapeutics, Inc.(a)(b)	4,117	320,344
Legend Biotech Corp. (ADR)(a)(b)	6,626	144,049
Mineralys Therapeutics, Inc.(a)	6,576	238,643
Newamsterdam Pharma Co. NV(a)(b)	5,549	194,659
Nuvalent, Inc.–Class A(a)(b)	3,441	346,130
Palvella Therapeutics, Inc.(a)	1,988	208,084
Rhythm Pharmaceuticals, Inc.(a)	4,101	438,971
Vera Therapeutics, Inc.(a)	5,189	262,771
Viridian Therapeutics, Inc.(a)	9,863	306,937
Xenon Pharmaceuticals, Inc.(a)	7,003	313,874

		5,410,094

HEALTH CARE EQUIPMENT & SUPPLIES–3.6%
AtriCure, Inc.(a)	15,531	614,406
Glaukos Corp.(a)	7,162	808,662
Kestra Medical Technologies Ltd.(a)(b)	10,764	285,461

		1,708,529

HEALTH CARE PROVIDERS & SERVICES–5.8%
Billiontoone, Inc.–Class A(a)	1,708	139,783
BrightSpring Health Services, Inc.(a)(b)	19,808	741,809
GeneDx Holdings Corp.(a)	1,812	235,669
Guardant Health, Inc.(a)	8,753	894,031
Lumexa Imaging Holdings, Inc.(a)	15,274	282,569
PROCEPT BioRobotics Corp.(a)(b)	14,715	462,934

		2,756,795

HEALTH CARE TECHNOLOGY–0.5%
HeartFlow, Inc.(a)(b)	8,795	256,374

LIFE SCIENCES TOOLS & SERVICES–1.5%
Repligen Corp.(a)	4,258	697,716

PHARMACEUTICALS–2.7%
Edgewise Therapeutics, Inc.(a)(b)	4,760	118,119
Ocular Therapeutix, Inc.(a)	20,012	242,946
Company	Shares	U.S. $ Value

Rapport Therapeutics, Inc.(a)	5,772	$175,123
Structure Therapeutics, Inc. (ADR)(a)	3,902	271,384
Terns Pharmaceuticals, Inc.(a)	5,411	218,604
Trevi Therapeutics, Inc.(a)	23,044	288,511

		1,314,687

		12,144,195

INDUSTRIALS–24.4%
AEROSPACE & DEFENSE–5.4%
AeroVironment, Inc.(a)(b)	2,293	554,654
Beta Technologies, Inc.–Class A(a)	9,218	260,040
Karman Holdings, Inc.(a)(b)	5,713	418,020
Kratos Defense & Security Solutions, Inc.(a)(b)	10,050	762,895
Loar Holdings, Inc.(a)(b)	5,932	403,376
Voyager Technologies, Inc.–Class A(a)(b)	8,086	211,368

		2,610,353

BUILDING PRODUCTS–3.8%
Armstrong World Industries, Inc.	2,300	439,530
Modine Manufacturing Co.(a)	5,428	724,692
Zurn Elkay Water Solutions Corp.–Class C	14,536	675,779

		1,840,001

CONSTRUCTION & ENGINEERING–4.4%
Construction Partners, Inc.–Class A(a)(b)	5,296	574,881
Everus Construction Group, Inc.(a)	6,075	519,777
Legence Corp.–Class A(a)(b)	6,886	296,374
Primoris Services Corp.	5,709	708,715

		2,099,747

ELECTRICAL EQUIPMENT–2.9%
Bloom Energy Corp.–Class A(a)	8,756	760,809
Nextpower, Inc.–Class A(a)	6,933	603,933

		1,364,742

GROUND TRANSPORTATION–0.2%
Saia, Inc.(a)	313	102,201

MACHINERY–6.5%
Alliance Laundry Holdings, Inc.(a)	12,648	257,387
Enpro, Inc.(b)	2,572	550,742
Esab Corp.	3,182	355,493
ESCO Technologies, Inc.	2,753	537,909
ITT, Inc.	3,203	555,752
SPX Technologies, Inc.(a)	4,335	867,260

		3,124,543

1

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

PROFESSIONAL SERVICES–1.2%
FTI Consulting, Inc.(a)	3,278	$559,981

		11,701,568

INFORMATION TECHNOLOGY–24.0%
COMMUNICATIONS EQUIPMENT–0.9%
Lumentum Holdings, Inc.(a)(b)	1,221	450,048

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–4.1%
Advanced Energy Industries, Inc.	3,832	802,306
Allegro MicroSystems, Inc.(a)	7,692	202,915
Fabrinet(a)(b)	2,115	962,917

		1,968,138

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–9.1%
Ambiq Micro, Inc.(a)(b)	3,242	92,397
Credo Technology Group Holding Ltd.(a)	8,586	1,235,440
MACOM Technology Solutions Holdings, Inc.(a)	3,590	614,895
Rambus, Inc.(a)	7,747	711,872
Semtech Corp.(a)	11,461	844,561
SiTime Corp.(a)(b)	2,007	708,852
Tower Semiconductor Ltd.(a)	1,193	140,082

		4,348,099

SOFTWARE–9.3%
Alkami Technology, Inc.(a)(b)	18,193	419,713
Amplitude, Inc.–Class A(a)	48,797	565,069
Braze, Inc.–Class A(a)	19,459	667,249
D-Wave Quantum, Inc.(a)(b)	9,076	237,337
JFrog Ltd.(a)	9,240	577,130
Klaviyo, Inc.–Class A(a)(b)	18,600	603,942
Netskope, Inc.–Class A(a)	7,503	131,603
Rubrik, Inc.–Class A(a)	6,285	480,677
Runway AI, Inc. (Preference Shares)(a)(c)(d)	7,184	105,066
ServiceTitan, Inc.–Class A(a)(b)	5,226	556,569
Via Transportation, Inc.–Class A(a)	4,452	129,153

		4,473,508

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–0.6%
IonQ, Inc.(a)(b)	6,081	272,855

		11,512,648

CONSUMER DISCRETIONARY–11.2%
HOTELS, RESTAURANTS & LEISURE–5.4%
Dutch Bros, Inc.–Class A(a)	11,214	686,521
Genius Sports Ltd.(a)	42,874	472,471
Company	Shares	U.S. $ Value

Portillo’s, Inc.–Class A(a)(b)	41,967	$190,530
Rush Street Interactive, Inc.(a)	34,616	672,589
Texas Roadhouse, Inc.	298	49,468
Wingstop, Inc.(b)	2,169	517,285

		2,588,864

HOUSEHOLD DURABLES–1.6%
SharkNinja, Inc.(a)	6,616	740,330

LEISURE PRODUCTS–0.8%
YETI Holdings, Inc.(a)(b)	9,123	402,963

SPECIALTY RETAIL–3.4%
Boot Barn Holdings, Inc.(a)(b)	3,986	703,410
National Vision Holdings, Inc.(a)(b)	21,767	562,024
RH(a)(b)	2,082	372,990

		1,638,424

		5,370,581

FINANCIALS–8.6%
CAPITAL MARKETS–6.6%
Bullish(a)(b)	6,272	237,521
Houlihan Lokey, Inc.	2,237	389,663
Marex Group PLC	13,832	530,595
Piper Sandler Cos.	2,334	792,883
StepStone Group, Inc.–Class A	8,927	572,846
Stifel Financial Corp.	5,269	659,784

		3,183,292

CONSUMER FINANCE–0.4%
Figure Technology Solutions, Inc.–Class A(a)	4,427	180,799

INSURANCE–1.6%
Accelerant Holdings–Class A(a)	12,327	201,546
Neptune Insurance Holdings, Inc.–Class A(a)(b)	10,464	305,130
TWFG, Inc.(a)(b)	8,906	256,226

		762,902

		4,126,993

CONSUMER STAPLES–2.3%
BEVERAGES–1.0%
Celsius Holdings, Inc.(a)	10,213	467,143

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.3%
Chefs’ Warehouse, Inc. (The)(a)	10,139	631,964

		1,099,107

COMMUNICATION SERVICES–1.5%
ENTERTAINMENT–0.5%
Stubhub Holdings, Inc.–Class A(a)(b)	18,492	250,197

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

MEDIA–1.0%
NIQ Global Intelligence PLC(a)(b)	27,487	$453,260

		703,457

MATERIALS–1.2%
CHEMICALS–1.0%
Element Solutions, Inc.(b)	19,980	499,300

METALS & MINING–0.2%
USA Rare Earth, Inc.(a)(b)	7,498	89,226

		588,526

ENERGY–1.0%
ENERGY EQUIPMENT & SERVICES–0.3%
TechnipFMC PLC	3,074	136,978

OIL, GAS & CONSUMABLE FUELS–0.7%
Gulfport Energy Corp.(a)	1,571	326,752
Permian Resources Corp.	1,895	26,587

		353,339

		490,317

Total Common Stocks (cost $36,374,354)		47,737,392

SHORT-TERM INVESTMENTS–0.9%
INVESTMENT COMPANIES–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(e)(f)(g) (cost $462,725)	462,725	462,725

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.5% (cost $36,837,079)		48,200,117

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–3.3%
INVESTMENT COMPANIES–3.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(e)(f)(g) (cost $1,572,129)	1,572,129	$1,572,129

TOTAL INVESTMENTS–103.8% (cost $38,409,208)		49,772,246
Other assets less liabilities–(3.8)%		(1,842,939)

NET ASSETS–100.0%		$47,929,307

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR–American Depositary Receipt

See notes to financial statements.

3

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $36,374,354)	$47,737,392	(a)
Affiliated issuers (cost $2,034,854—including investment of cash collateral for securities loaned of $1,572,129)	2,034,854
Receivable for capital stock sold	61,042
Receivable due from Adviser	44,690
Unaffiliated dividends receivable	3,735
Affiliated dividends receivable	1,741

Total assets	49,883,454

LIABILITIES
Payable for collateral received on securities loaned	1,572,129
Payable for investment securities purchased	210,060
Administrative fee payable	51,524
Advisory fee payable	31,126
Payable for capital stock redeemed	16,885
Distribution fee payable	3,987
Transfer Agent fee payable	178
Accrued expenses	68,258

Total liabilities	1,954,147

NET ASSETS	$47,929,307

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,085
Additional paid-in capital	35,205,424
Distributable earnings	12,719,798

NET ASSETS	$47,929,307

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$29,525,514	2,217,417	$13.32

B	$18,403,793	1,867,161	$9.86

(a)	Includes securities on loan with a value of $13,127,949 (see Note E).

See notes to financial statements.

4

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2025	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$122,524
Affiliated issuers	39,677
Interest	321
Securities lending income, net	45,287

207,809

EXPENSES
Advisory fee (see Note B)	441,586
Distribution fee—Class B	81,297
Transfer agency—Class A	2,175
Transfer agency—Class B	2,528
Administrative	107,133
Custody and accounting	71,966
Audit and tax	45,824
Legal	42,051
Printing	30,972
Directors’ fees	16,723
Miscellaneous	11,781

Total expenses	854,036
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(244,281)

Net expenses	609,755

Net investment loss	(401,946)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	4,081,488
Net change in unrealized appreciation (depreciation) of investments	(827,321)

Net gain on investment transactions	3,254,167

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,852,221

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(401,946)		$(333,459)
Net realized gain on investment transactions	4,081,488		8,936,895
Net change in unrealized appreciation (depreciation) of investments	(827,321)		987,931

Net increase in net assets from operations	2,852,221		9,591,367
Distributions to Shareholders
Class A	–0	–	(49,738)
CAPITAL STOCK TRANSACTIONS
Net decrease	(19,817,712)		(1,774,244)

Total increase (decrease)	(16,965,491)		7,767,385
NET ASSETS
Beginning of period	64,894,798		57,127,413

End of period	$47,929,307		$64,894,798

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 2025	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determine by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual

7

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

8

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Health Care	$12,144,195		$–0	–	$–0	–	$12,144,195
Industrials	11,701,568		–0	–	–0	–	11,701,568
Information Technology	11,407,582		–0	–	105,066		11,512,648
Consumer Discretionary	5,370,581		–0	–	–0	–	5,370,581
Financials	4,126,993		–0	–	–0	–	4,126,993
Consumer Staples	1,099,107		–0	–	–0	–	1,099,107
Communication Services	703,457		–0	–	–0	–	703,457
Materials	588,526		–0	–	–0	–	588,526
Energy	490,317		–0	–	–0	–	490,317
Short-Term Investments	462,725		–0	–	–0	–	462,725
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,572,129		–0	–	–0	–	1,572,129

Total Investments in Securities	49,667,180		–0	–	105,066		49,772,246
Other Financial Instruments(a)	–0	–	–0	–	–0	–	–0	–

Total	$49,667,180		$–0	–	$105,066		$49,772,246

(a)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .90% and 1.15% of daily average net assets for Class A and Class B shares, respectively. For the year ended December 31, 2025, such reimbursements/waivers amounted to $240,664. This fee waiver and/or expense reimbursement agreement extends through May 1, 2026 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended December 31, 2025, the reimbursement for such services amounted to $107,133.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $2,000 for the year ended December 31, 2025.

10

AB Variable Products Series Fund

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the year ended December 31, 2025, such waiver amounted to $1,893.

A summary of the Portfolio’s transactions in AB mutual funds for the year ended December 31, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$683	$28,795	$29,015	$463	$40
AB Government Money Market Portfolio*	1,211	34,571	34,210	1,572	17

Total				$2,035	$57

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$61,966,989		$81,704,322
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$40,661,778

Gross unrealized appreciation	$13,142,118
Gross unrealized depreciation	(4,031,650)

Net unrealized appreciation	$9,110,468

11

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the year ended December 31, 2025.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

12

AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the year ended December 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$13,127,949	$1,572,129	$11,969,338	$27,901	$17,386	$1,724

*	As of December 31, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2025		Year Ended December 31, 2024
Class A
Shares sold	876,686		511,268	$10,291,465		$6,668,045
Shares issued in reinvestment of dividends	–0	–	4,413	–0	–	49,738
Shares redeemed	(653,609)		(334,328)	(8,094,522)		(3,984,470)

Net increase	223,077		181,353	$2,196,943		$2,733,313

Class B
Shares sold	592,848		880,965	$5,319,490		$7,576,975
Shares redeemed	(2,915,576)		(1,416,878)	(27,334,145)		(12,084,532)

Net decrease	(2,322,728)		(535,913)	$(22,014,655)		$(4,507,557)

At December 31, 2025, certain shareholders of the Portfolio owned 69% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology, industrials or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$–0	–	$49,738

Total taxable distributions paid	$–0	–	$49,738

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$3,603,755	(a)
Unrealized appreciation (depreciation)	9,116,043	(b)

Total accumulated earnings (deficit)	$12,719,798

(a)	During the fiscal year, the Portfolio utilized $1,289,520 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the disallowance of a net operating loss resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Year Ended December 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of period	$12.71		$10.74		$9.10		$25.13		$28.76

Income From Investment Operations
Net investment loss(a)(b)	(.07)		(.05)		(.04)		(.06)		(.20)
Net realized and unrealized gain (loss) on investment transactions	.68		2.05		1.68		(8.86)		2.87
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.61		2.00		1.64		(8.92)		2.67

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.03)		–0	–	–0	–	–0	–
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(7.11)		(6.30)

Total dividends and distributions	–0	–	(.03)		–0	–	(7.11)		(6.30)

Net asset value, end of period	$13.32		$12.71		$10.74		$9.10		$25.13

Total Return
Total investment return based on net asset value(d)*	4.80%		18.64%		18.02%		(39.09)%		9.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,525		$25,353		$19,464		$17,213		$32,295
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.90%		.90%		.90%		.90%		.91%
Expenses, before waivers/reimbursements(e)	1.34%		1.26%		1.31%		1.22%		1.08%
Net investment loss(b)	(.55)%		(.39)%		(.38)%		(.42)%		(.71)%
Portfolio turnover rate	106%		92%		69%		67%		67%

See footnote summary on page 17.

15

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.44	$7.97	$6.77	$21.35	$25.36

Income From Investment Operations
Net investment loss(a)(b)	(.07)	(.06)	(.05)	(.07)	(.24)
Net realized and unrealized gain (loss) on investment transactions	.49	1.53	1.25	(7.40)	2.53
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.42	1.47	1.20	(7.47)	2.29

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(7.11)	(6.30)

Net asset value, end of period	$9.86	$9.44	$7.97	$6.77	$21.35

Total Return
Total investment return based on net asset value(d)*	4.45%	18.44%	17.72%	(39.26)%	9.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,404	$39,542	$37,663	$32,491	$54,079
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, before waivers/reimbursements(e)	1.54%	1.51%	1.56%	1.47%	1.31%
Net investment loss(b)	(.79)%	(.66)%	(.62)%	(.67)%	(.96)%
Portfolio turnover rate	106%	92%	69%	67%	67%

See footnote summary on page 17.

16

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	.90%	.90%	.90%	.90%	.90%
Before waivers/reimbursements	1.34%	1.26%	1.31%	1.22%	1.07%
Class B
Net of waivers/reimbursements	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers/reimbursements	1.54%	1.51%	1.56%	1.47%	1.31%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2021 by .04% .01%, .02%, and .03%, respectively.

See notes to financial statements.

17

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM	AB Variable Products Series Fund

To the Shareholders and Board of Directors of AB Small Cap Growth Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Small Cap Growth Portfolio (the “Portfolio”) (one of the series constituting AB Variable Products Series Fund, Inc. (the “Fund”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting AB Variable Products Series Fund, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

February 13, 2026

18

SMALL CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held-in person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

19

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2023. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2024 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds

20

AB Variable Products Series Fund

resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

21

VPS-SCG-0151-1225

DEC 12.31.25

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2025	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–95.2%

INFORMATION TECHNOLOGY–35.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–5.0%
Flex Ltd.(a)	36,598	$2,211,251
Halma PLC	70,781	3,359,610
TE Connectivity PLC	10,360	2,357,004

		7,927,865

IT SERVICES–2.1%
Shopify, Inc.–Class A(a)	20,820	3,351,396

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.5%
Broadcom, Inc.	8,240	2,851,864
NVIDIA Corp.	25,207	4,701,106
Taiwan Semiconductor Manufacturing Co., Ltd.	87,050	4,279,139

		11,832,109

SOFTWARE–14.8%
Cadence Design Systems, Inc.(a)	8,680	2,713,194
Crowdstrike Holdings, Inc.–Class A(a)	5,695	2,669,588
Microsoft Corp.	14,732	7,124,690
Palo Alto Networks, Inc.(a)	13,573	2,500,147
Salesforce, Inc.	11,620	3,078,254
SAP SE	9,740	2,366,513
ServiceNow, Inc.(a)	18,450	2,826,356

		23,278,742

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–6.4%
Apple, Inc.	26,240	7,133,606
Samsung Electronics Co., Ltd.	35,100	2,941,903

		10,075,509

		56,465,621

INDUSTRIALS–18.8%
COMMERCIAL SERVICES & SUPPLIES–6.6%
Tetra Tech, Inc.	49,574	1,662,712
Veralto Corp.	43,284	4,318,877
Waste Management, Inc.	19,960	4,385,412

		10,367,001

CONSTRUCTION & ENGINEERING–2.4%
AECOM	16,154	1,539,961
WSP Global, Inc.	12,855	2,327,583

		3,867,544

ELECTRICAL EQUIPMENT–7.5%
Emerson Electric Co.	24,000	3,185,280
Prysmian SpA	41,585	4,148,406
Rockwell Automation, Inc.	11,411	4,439,678

		11,773,364

PROFESSIONAL SERVICES–2.3%
Experian PLC	34,538	1,557,200
RELX PLC	51,915	2,091,490

		3,648,690

		29,656,599

FINANCIALS–14.8%
BANKS–3.2%
Erste Group Bank AG	4,381	525,323
NatWest Group PLC	274,620	2,409,043
NU Holdings Ltd./Cayman Islands–Class A(a)	124,762	2,088,516

		5,022,882

CAPITAL MARKETS–6.8%
Jefferies Financial Group, Inc.	46,710	2,894,619
London Stock Exchange Group PLC	31,992	3,848,271
LPL Financial Holdings, Inc.	6,890	2,460,901
Partners Group Holding AG	1,241	1,522,683

		10,726,474

FINANCIAL SERVICES–2.8%
Visa, Inc.–Class A	12,467	4,372,301

INSURANCE–2.0%
AIA Group Ltd.–Class H	317,400	3,267,028

		23,388,685

HEALTH CARE–12.8%
BIOTECHNOLOGY–2.8%
AbbVie, Inc.	19,110	4,366,444

HEALTH CARE EQUIPMENT & SUPPLIES–7.3%
Medtronic PLC	26,043	2,501,691
STERIS PLC	15,610	3,957,447
Stryker Corp.	7,950	2,794,186
Terumo Corp.	157,203	2,284,973

		11,538,297

HEALTH CARE PROVIDERS & SERVICES–1.0%
Apollo Hospitals Enterprise Ltd.	19,659	1,540,866

PHARMACEUTICALS–1.7%
Galderma Group AG(a)	13,500	2,749,041

		20,194,648

UTILITIES–5.2%
ELECTRIC UTILITIES–2.4%
NextEra Energy, Inc.	48,287	3,876,481

WATER UTILITIES–2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	182,077	4,383,100

		8,259,581

1

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSUMER DISCRETIONARY–2.2%
AUTOMOBILE COMPONENTS–1.2%
Aptiv PLC(a)	25,047	$1,905,826

BROADLINE RETAIL–1.0%
MercadoLibre, Inc.(a)	786	1,583,209

		3,489,035

CONSUMER STAPLES–1.9%
FOOD PRODUCTS–1.9%
Danone SA	32,420	2,924,252

COMMUNICATION SERVICES–1.5%
ENTERTAINMENT–1.5%
Spotify Technology SA(a)	3,930	2,282,190

ENERGY–1.4%
OIL, GAS & CONSUMABLE FUELS–1.4%
Cameco Corp.(b)	23,600	2,159,164

MATERIALS–0.8%
CHEMICALS–0.8%
Nissan Chemical Corp.	36,800	1,264,551

Total Common Stocks (cost $118,468,562)		150,084,326

SHORT-TERM INVESTMENTS–4.7%
INVESTMENT COMPANIES–4.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.61%(c)(d)(e) (cost $7,392,197)	7,392,197	7,392,197

TOTAL INVESTMENTS–99.9% (cost $125,860,759)		157,476,523
Other assets less liabilities–0.1%		127,992

NET ASSETS–100.0%		$157,604,515

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,749	KRW	2,443,196	01/09/2026	$(54,708)
Bank of America NA	USD	3,444	JPY	519,125	01/23/2026	(125,216)
Bank of America NA	USD	2,370	AUD	3,647	01/28/2026	64,050
Barclays Capital, Inc.	HKD	25,288	USD	3,255	01/14/2026	4,169
Barclays Capital, Inc.	USD	1,978	HKD	15,384	01/14/2026	(1,052)
Barclays Capital, Inc.	CNH	4,268	USD	601	01/16/2026	(10,796)
Barclays Capital, Inc.	USD	5,291	CNH	37,362	01/16/2026	68,550
BNP Paribas SA	GBP	646	USD	871	02/26/2026	(93)
Citibank NA	BRL	30,904	USD	5,616	01/05/2026	(23,215)
Citibank NA	USD	5,546	BRL	30,904	01/05/2026	93,370
Citibank NA	USD	646	HKD	5,021	01/14/2026	(1,006)
Citibank NA	BRL	30,904	USD	5,505	02/03/2026	(91,714)
Citibank NA	USD	1,139	INR	101,394	02/10/2026	(14,828)
Citibank NA	TWD	98,126	USD	3,186	02/12/2026	66,954
Deutsche Bank AG	USD	390	TWD	12,115	02/12/2026	(4,785)
Deutsche Bank AG	GBP	4,463	USD	5,942	02/26/2026	(73,001)
HSBC Bank USA	USD	434	KRW	616,664	01/09/2026	(6,382)
HSBC Bank USA	EUR	439	USD	517	01/29/2026	274
JPMorgan Chase Bank	USD	1,601	HKD	12,448	01/14/2026	(1,365)
Morgan Stanley Capital Services, Inc.	BRL	30,904	USD	5,687	01/05/2026	47,691
Morgan Stanley Capital Services, Inc.	USD	5,616	BRL	30,904	01/05/2026	23,215
Morgan Stanley Capital Services, Inc.	KRW	3,059,860	USD	2,111	01/09/2026	(10,549)
Morgan Stanley Capital Services, Inc.	EUR	1,954	USD	2,303	01/29/2026	3,667
Morgan Stanley Capital Services, Inc.	USD	3,649	EUR	3,144	01/29/2026	49,954

2

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	2,086	TWD	65,823	02/12/2026	$6,689
Standard Chartered Bank	KRW	609,667	USD	416	01/09/2026	(6,620)
Standard Chartered Bank	HKD	12,875	USD	1,657	01/14/2026	2,123
State Street Bank & Trust Co.	USD	481	HKD	3,740	01/14/2026	(547)
State Street Bank & Trust Co.	CNH	2,919	USD	411	01/16/2026	(7,254)
State Street Bank & Trust Co.	USD	448	CNH	3,177	01/16/2026	7,343
State Street Bank & Trust Co.	JPY	60,265	USD	385	01/23/2026	(485)
State Street Bank & Trust Co.	USD	1,277	JPY	196,407	01/23/2026	(21,233)
State Street Bank & Trust Co.	CHF	696	USD	872	01/29/2026	(9,306)
State Street Bank & Trust Co.	EUR	345	USD	400	01/29/2026	(6,387)
State Street Bank & Trust Co.	USD	395	EUR	340	01/29/2026	4,788
State Street Bank & Trust Co.	CAD	565	USD	406	02/05/2026	(6,287)
State Street Bank & Trust Co.	USD	456	CAD	637	02/05/2026	8,954
State Street Bank & Trust Co.	USD	435	GBP	324	02/26/2026	1,746
State Street Bank & Trust Co.	USD	540	ZAR	9,091	02/26/2026	6,690
State Street Bank & Trust Co.	USD	405	MXN	7,348	03/12/2026	301
UBS	HKD	18,723	USD	2,407	01/14/2026	956
UBS	CAD	5,997	USD	4,312	02/05/2026	(64,007)
UBS	USD	1,089	CAD	1,516	02/05/2026	17,072
UBS	USD	1,259	SEK	11,865	02/13/2026	31,947
UBS	GBP	1,363	USD	1,834	02/26/2026	(2,686)

						$(33,019)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

See notes to financial statements.

3

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

COUNTRY BREAKDOWN

(% of Net Assets)

United States	57.3%
United Kingdom	7.4%
Brazil	5.1%
Canada	5.0%
Switzerland	4.2%
Taiwan	2.7%
Italy	2.6%
Japan	2.3%
Hong Kong	2.1%
South Korea	1.9%
France	1.8%
Germany	1.5%
India	1.0%
Austria	0.3%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%

Total	100.0%

4

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $118,468,562)	$150,084,326	(a)
Affiliated issuers (cost $7,392,197)	7,392,197
Foreign currencies, at value (cost $189,234)	192,044
Unrealized appreciation on forward currency exchange contracts	510,503
Unaffiliated dividends receivable	348,224
Receivable for capital stock sold	130,351
Affiliated dividends receivable	24,032
Receivable due from Adviser	8,047

Total assets	158,689,724

LIABILITIES
Due to custodian	610
Unrealized depreciation on forward currency exchange contracts	543,522
Payable for investment securities purchased and foreign currency transactions	163,165
Foreign capital gains tax payable	112,089
Advisory fee payable	101,029
Administrative fee payable	50,050
Distribution fee payable	20,041
Payable for capital stock redeemed	15,297
Transfer Agent fee payable	178
Accrued expenses	79,228

Total liabilities	1,085,209

NET ASSETS	$157,604,515

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,043
Additional paid-in capital	115,719,061
Distributable earnings	41,880,411

NET ASSETS	$157,604,515

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$63,760,899	1,942,327	$32.83

B	$93,843,616	3,100,786	$30.26

(a)	Includes securities on loan with a value of $2,137,572 (see Note E).

See notes to financial statements.

5

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF OPERATIONS

Year Ended December 31, 2025	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $83,959)	$1,570,909
Affiliated issuers	179,107
Interest	587
Securities lending income, net	1,632

$1,752,235

EXPENSES
Advisory fee (see Note B)	1,190,614
Distribution fee—Class B	239,197
Transfer agency—Class A	2,995
Transfer agency—Class B	4,530
Administrative	103,543
Custody and accounting	89,031
Audit and tax	69,503
Legal	47,385
Printing	42,112
Directors’ fees	17,650
Miscellaneous	20,630

Total expenses	1,827,190
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(88,144)

Net expenses	1,739,046

Net investment income	13,189

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	10,399,190
Forward currency exchange contracts	(783,135)
Foreign currency transactions	55,674
Net change in unrealized appreciation (depreciation) of:
Investments(b)	160,039
Forward currency exchange contracts	(89,062)
Foreign currency denominated assets and liabilities	33,521

Net gain on investment and foreign currency transactions	9,776,227

NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,789,416

(a)	Net of foreign realized capital gains taxes of $143,287.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $182,078.

See notes to financial statements.

6

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,189	$25,158
Net realized gain on investment and foreign currency transactions	9,671,729	20,181,581
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	104,498	(9,945,222)

Net increase in net assets from operations	9,789,416	10,261,517
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(7,686,783)	(180,118)
Class B	(12,409,898)	(318,763)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	7,042,096	(12,638,265)

Total decrease	(3,265,169)	(2,875,629)
NET ASSETS
Beginning of period	160,869,684	163,745,313

End of period	$157,604,515	$160,869,684

See notes to financial statements.

7

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

December 31, 2025	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Sustainable Global Thematic Portfolio (the “Portfolio”) (formerly known as AB Global Thematic Growth Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

9

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$43,518,456		$12,947,165		$–0	–	$56,465,621
Industrials	21,859,503		7,797,096		–0	–	29,656,599
Financials	11,816,337		11,572,348		–0	–	23,388,685
Health Care	13,619,768		6,574,880		–0	–	20,194,648
Utilities	3,876,481		4,383,100		–0	–	8,259,581
Consumer Discretionary	3,489,035		–0	–	–0	–	3,489,035
Consumer Staples	–0	–	2,924,252		–0	–	2,924,252
Communication Services	2,282,190		–0	–	–0	–	2,282,190
Energy	2,159,164		–0	–	–0	–	2,159,164
Materials	–0	–	1,264,551		–0	–	1,264,551
Short-Term Investments	7,392,197		–0	–	–0	–	7,392,197

Total Investments in Securities	110,013,131		47,463,392	(a)	–0	–	157,476,523
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	510,503		–0	–	510,503
Liabilities:
Forward Currency Exchange Contracts	–0	–	(543,522)		–0	–	(543,522)

Total	$110,013,131		$47,430,373		$–0	–	$157,443,504

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years

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AB Variable Products Series Fund

(the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and/or bear expenses of the Portfolio in order to reduce the Portfolio’s total operating expenses by an amount equal to .05% on an annual basis of the average net assets for Class A and Class B. For the year ended December 31, 2025, such reimbursements/waivers amounted to $79,374. This fee waiver and/or expense reimbursement agreement extends through May 1, 2026 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended December 31, 2025, the reimbursement for such services amounted to $103,543.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $2,000 for the year ended December 31, 2025.

11

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the year ended December 31, 2025, such waiver amounted to $8,730.

A summary of the Portfolio’s transactions in AB mutual funds for the year ended December 31, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$1,471		$66,279	$60,358	$7,392		$179
AB Government Money Market Portfolio*	–0	–	3,779	3,779	–0	–	1

Total					$7,392		$180

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$110,812,198		$130,727,418
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$126,083,420

Gross unrealized appreciation	$36,130,118
Gross unrealized depreciation	(4,664,782)

Net unrealized appreciation	$31,465,336

12

AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended December 31, 2025, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended December 31, 2025, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$510,503	Unrealized depreciation on forward currency exchange contracts	$543,522

Total		$510,503		$543,522

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(783,135)	$(89,062)

Total		$(783,135)	$(89,062)

13

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the year ended December 31, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$34,941,307
Average principal amount of sale contracts	$40,073,585

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of December 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$64,050	$(64,050)	$–0	–	$–0	–	$–0	–
Barclays Capital, Inc.	72,719	(11,848)	–0	–	–0	–	60,871
Citibank NA	160,324	(130,763)	–0	–	–0	–	29,561
HSBC Bank USA	274	(274)	–0	–	–0	–	–0	–
Morgan Stanley Capital Services, Inc.	131,216	(10,549)	–0	–	–0	–	120,667
Standard Chartered Bank	2,123	(2,123)	–0	–	–0	–	–0	–
State Street Bank & Trust Co.	29,822	(29,822)	–0	–	–0	–	–0	–
UBS	49,975	(49,975)	–0	–	–0	–	–0	–

Total	$510,503	$(299,404)	$–0	–	$–0	–	$211,099	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$179,924	$(64,050)	$–0	–	$–0	–	$115,874
Barclays Capital, Inc.	11,848	(11,848)	–0	–	–0	–	–0	–
BNP Paribas SA	93	–0	–	–0	–	–0	–	93
Citibank NA	130,763	(130,763)	–0	–	–0	–	–0	–
Deutsche Bank AG	77,786	–0	–	–0	–	–0	–	77,786
HSBC Bank USA	6,382	(274)	–0	–	–0	–	6,108
JPMorgan Chase Bank	1,365	–0	–	–0	–	–0	–	1,365
Morgan Stanley Capital Services, Inc.	10,549	(10,549)	–0	–	–0	–	–0	–
Standard Chartered Bank	6,620	(2,123)	–0	–	–0	–	4,497
State Street Bank & Trust Co.	51,499	(29,822)	–0	–	–0	–	21,677
UBS	66,693	(49,975)	–0	–	–0	–	16,718

Total	$543,522	$(299,404)	$–0	–	$–0	–	$244,118	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

14

AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the year ended December 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$2,137,572	$–0–	$2,177,872	$462	$1,170	$40

*	As of December 31, 2025.

15

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Class A
Shares sold	191,898	238,563	$6,293,167	$8,094,654
Shares issued in reinvestment of distributions	235,863	5,110	7,686,783	180,118
Shares redeemed	(267,357)	(217,969)	(9,282,344)	(7,625,362)

Net increase	160,404	25,704	$4,697,606	$649,410

Class B
Shares sold	417,167	147,446	$13,092,841	$4,834,675
Shares issued on reinvestment of distributions	412,701	9,677	12,409,897	318,763
Shares redeemed	(725,276)	(558,846)	(23,158,248)	(18,441,113)

Net increase (decrease)	104,592	(401,723)	$2,344,490	$(13,287,675)

At December 31, 2025, certain shareholders of the Portfolio owned 60% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Portfolio may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Portfolio’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

16

AB Variable Products Series Fund

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$94,708	$–0	–
Net long-term capital gains	20,001,973	498,881

Total taxable distributions paid	$20,096,681	$498,881

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	10,504,682
Unrealized appreciation (depreciation)	31,375,729	(a)

Total accumulated earnings (deficit)	$41,880,411

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the disallowance of a net operating loss resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

17

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

18

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.13	$33.17	$30.42	$46.20	$42.40

Income From Investment Operations
Net investment income (loss)(a)(b)	.06	.06	.10	.07	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.13	2.00	4.68	(12.25)	9.46

Net increase (decrease) in net asset value from operations	2.19	2.06	4.78	(12.18)	9.36

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.09)	–0	–	–0	–
Distributions from net realized gain on investment transactions	(4.49)	(.10)	(1.94)	(3.60)	(5.56)

Total dividends and distributions	(4.49)	(.10)	(2.03)	(3.60)	(5.56)

Net asset value, end of period	$32.83	$35.13	$33.17	$30.42	$46.20

Total Return
Total investment return based on net asset value(c)	6.32%	6.21%	16.01%	(26.98)%	22.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,761	$62,599	$58,246	$52,543	$70,723
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.95%	.91%	.92%	.90%	.88%
Expenses, before waivers/reimbursements(d)‡	1.00%	.96%	.97%	.96%	.93%
Net investment income (loss)(b)	.16%	.17%	.32%	.20%	(.22)%
Portfolio turnover rate	72%	47%	32%	43%	24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 20.

19

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.80	$31.05	$28.59	$43.80	$40.54

Income From Investment Operations
Net investment income (loss)(a)(b)	(.03)	(.03)	.02	(.02)	(.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98	1.88	4.39	(11.59)	9.02

Net increase (decrease) in net asset value from operations	1.95	1.85	4.41	(11.61)	8.82

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.01)	–0	–	–0	–
Distributions from net realized gain on investment transactions	(4.49)	(.10)	(1.94)	(3.60)	(5.56)

Total dividends and distributions	(4.49)	(.10)	(1.95)	(3.60)	(5.56)

Net asset value, end of period	$30.26	$32.80	$31.05	$28.59	$43.80

Total Return
Total investment return based on net asset value(c)	6.02%	5.96%	15.70%	(27.17)%	22.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,844	$98,271	$105,499	$100,515	$149,808
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.19%	1.16%	1.17%	1.15%	1.13%
Expenses, before waivers/reimbursements(d)‡	1.25%	1.21%	1.22%	1.21%	1.18%
Net investment income (loss)(b)	(.09)%	(.08)%	.07%	(.05)%	(.47)%
Portfolio turnover rate	72%	47%	32%	43%	24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, for the year ended December 31, 2025, such waiver amounted to .01%.

See notes to financial statements.

20

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM	AB Variable Products Series Fund

To the Shareholders and Board of Directors of AB Sustainable Global Thematic Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Sustainable Global Thematic Portfolio (the “Portfolio”) (one of the series constituting AB Variable Products Series Fund, Inc. (the “Fund”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting AB Variable Products Series Fund, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

February 13, 2026

21

2025 FEDERAL TAX INFORMATION (unaudited)	AB Variable Products Series Fund

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended December 31, 2025. The Portfolio designates $20,001,973 of dividends paid as longterm capital gain dividends.

22

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Global Thematic Portfolio (the “Fund”) at a meeting held-in person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

23

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of

24

AB Variable Products Series Fund

profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians, after giving effect to a voluntary reimbursement of expenses by the Adviser. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

VPS-SGT-0151-1225

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period .

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There w ere no shareholder meeting s during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration pai d to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: February 13, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: February 13, 2026